   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 16, 2002.

                                                               FILE NO. 33-58041
                                                               FILE NO. 811-7257
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A

           REGISTRATION STATEMENT UNDER THE
                SECURITIES ACT OF 1933
            POST-EFFECTIVE AMENDMENT NO. 8      /X/

                         AND

           REGISTRATION STATEMENT UNDER THE
            INVESTMENT COMPANY ACT OF 1940
                   AMENDMENT NO. 9              /X/

                            ------------------------

                      SEI INSTITUTIONAL INVESTMENTS TRUST
               (Exact Name of Registrant as Specified in Charter)

                         C/O THE CT CORPORATION SYSTEM
                               101 Federal Street
                          Boston, Massachusetts 02110
               (Address of Principal Executive Offices, Zip Code)
        Registrant's Telephone Number, including Area Code 610-989-1000

                               EDWARD D. LOUGHLIN
                          C/O SEI Investments Company
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                   COPIES TO:

Richard W. Grant, Esquire             Thomas P. Lemke,
Morgan, Lewis & Bockius LLP           Morgan, Lewis & Bockius LLP
1701 Market Street                    1111 Pennsylvania Avenue, N.W.
Philadelphia, Pennsylvania 19103      Washington, D.C. 20004

                            ------------------------

       Title of Securities Being Registered Units of Beneficial Interest

 It is proposed that this filing will become effective (check appropriate box):

   / /     immediately upon filing pursuant to paragraph (b)
   / /     on [date] pursuant to paragraph (b)
   / /     60 days after filing pursuant to paragraph (a)
   / /     on [date] pursuant to paragraph (a)(1) of Rule 485
   /X/     75 days after filing pursuant to paragraph (a)(2)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SEI INSTITUTIONAL INVESTMENTS TRUST

                                   PROSPECTUS

                                  APRIL 1, 2002

                              LARGE CAP INDEX FUND
                           LARGE CAP VALUE INDEX FUND
                           LARGE CAP GROWTH INDEX FUND

                               INVESTMENT ADVISER:
                     SEI INVESTMENTS MANAGEMENT CORPORATION

                             INVESTMENT SUB-ADVISER:
                               [ -------------- ]

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

SEI Institutional Investments Trust is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients that have signed an Investment Management Agreement (as discussed below). This prospectus gives you important information about the shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:

                                                                     PAGE
     LARGE CAP INDEX FUND                                            XXX
     LARGE CAP VALUE INDEX FUND                                      XXX
     LARGE CAP GROWTH INDEX FUND                                     XXX
     MORE INFORMATION ABOUT FUND INVESTMENTS                         XXX
     INVESTMENT ADVISER AND SUB-ADVISER                              XXX
     PURCHASING AND SELLING FUND SHARES                              XXX
     DIVIDENDS, DISTRIBUTIONS AND TAXES                              XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT
         SEI INSTITUTIONAL INVESTMENTS TRUST                         Back Cover

ELIGIBLE INVESTORS

Eligible investors are principally institutions, including defined benefit plans, defined contribution plans, health care defined benefit plans and board-designated funds, insurance operating funds, foundations, endowments, public plans, and Taft-Hartley plans, that have entered into an Investment Management Agreement (an Agreement) with SEI Investments Management Corporation
(SIMC), (collectively, Eligible Investors). More information about eligible investors is in the "Purchasing and Selling Fund Shares" section of this prospectus.

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Funds' assets in a way that they believe will help the Funds achieve their goals. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the Sub-Advisers comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds' Board. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal.

Each Fund attempts to track the performance of a benchmark index. Factors such as cash flows, Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, and regulatory policies may affect the Funds' ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, a Fund, which will have expenses such as brokerage, custody, management fees and other operational costs, may not achieve its investment objective of accurately correlating to an index. Investing in a Fund involves risk and there is no guarantee that a Fund will achieve its goal. No matter how good a job the Adviser and Sub-Adviser do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on a Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

LARGE CAP INDEX FUND

FUND SUMMARY

INVESTMENT GOAL                     Investment results that correspond to the Frank Russell
                                    1000 Index (Russell 1000 Index)

SHARE PRICE VOLATILITY              Medium to High

PRINCIPAL INVESTMENT STRATEGY       Utilizing a specialist sub-adviser, the Fund invests in the common stocks and other equity securities included
                                    in the Russell 1000 Index

INVESTMENT STRATEGY

The Large Cap Index Fund invests substantially all of its assets in securities that are included in the Russell 1000 Index, which is comprised of securities of the 1,000 largest U.S. companies (mostly common stocks). The Fund's ability to replicate the performance of the Russell 1000 Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund's expenses. The Sub-Adviser selects the Fund's securities under the general supervision of SIMC, but the Sub-Adviser makes no attempt to "manage" the Fund in the traditional sense (I.E., by using economic, market or financial analyses). Instead, the Sub-Adviser purchases a basket of securities that includes a representative sample of the companies in the Russell 1000 Index. However, the Fund's Sub-Adviser may sell an investment if the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the performance of the Fund may deviate from the Russell 1000 Index. The Sub-Adviser purchases only a representative portion of the securities in the Russell 1000 Index, and performance of the Fund's portfolio of securities therefore may not match that of the Russell 1000 Index. Depending on the Sub-Adviser's approach and the size of the Fund, the representative sample of securities in the Russell 1000 Index that are actually held by the Fund may vary from time to time. In addition, the Fund is subject to the risk that its investment approach, which attempts to replicate the performance of the Russell 1000 Index, may perform differently than other mutual funds which focus on particular equity market segments or invest in other asset classes.

The Fund is also subject to the risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

PERFORMANCE INFORMATION

As of April 1, 2002, the Fund had not commenced operations, and did not have a performance history.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees               0.17%
Distribution (12b-1) Fees              None
Other Expenses                         0.15%*
                                       ------
Total Annual Fund Operating Expenses   0.32%**

----------
* Other Expenses are based on estimated amounts for the current fiscal year.
** The Fund's total actual annual fund operating expenses for the most current fiscal year are expected to be less than the amount shown above because the Adviser and Administrator are each voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

         Large Cap Index Fund              0.20%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                     1 YEAR              3 YEARS
LARGE CAP INDEX FUND                    $33                $103

LARGE CAP VALUE INDEX FUND


FUND SUMMARY


INVESTMENT GOAL                     Investment results that correspond to the Frank Russell
                                    1000 Value Index (Russell 1000 Value Index)

SHARE PRICE VOLATILITY              Medium to High

PRINCIPAL INVESTMENT STRATEGY       Utilizing a specialist sub-adviser, the Fund invests in the common stocks and other equity securities included
                                    in the Russell 1000 Value Index


INVESTMENT STRATEGY

The Large Cap Value Index Fund invests substantially all of its assets in securities that are included in the Russell 1000 Value Index, which is comprised of securities of the 1,000 largest U.S. companies (mostly common stocks) that have lower price-to-book ratios and lower forecasted growth values. The Fund's ability to replicate the performance of the Russell 1000 Value Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund's expenses. The Sub-Adviser selects the Fund's securities under the general supervision of SIMC, but the Sub-Adviser makes no attempt to "manage" the Fund in the traditional sense (I.E., by using economic, market or financial analyses). Instead, the Sub-Adviser purchases a basket of securities that includes a representative sample of the companies in the Russell 1000 Value Index. However, the Fund's Sub-Adviser may sell an investment if the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the performance of the Fund may deviate from the Russell 1000 Value Index. The Sub-Adviser purchases only a representative portion of the securities in the Russell 1000 Value Index, and performance of the Fund's portfolio of securities therefore may not match that of the Russell 1000 Value Index. Depending on the Sub-Adviser's approach and the size of the Fund, the representative sample of securities in the Russell 1000 Value Index that are actually held by the Fund may vary from time to time. In addition, the Fund is subject to the risk that its investment approach, which attempts to replicate the performance of the Russell 1000 Value Index, may perform differently than other mutual funds which focus on particular equity market segments or invest in other asset classes.

The Fund is also subject to the risk that large capitalization value securities may underperform other segments of the equity markets or the equity markets as a whole.

PERFORMANCE INFORMATION

As of April 1, 2002, the Fund had not commenced operations, and did not have a performance history.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                    CLASS A SHARES
------------------------------------------------
Investment Advisory Fees               0.17%
Distribution (12b-1) Fees              None
Other Expenses                         0.15%*
                                       ------
Total Annual Fund Operating Expenses   0.32%**

----------
* Other Expenses are based on estimated amounts for the current fiscal year.
** The Fund's total actual annual fund operating expenses for the most current fiscal year are expected to be less than the amount shown above because the Adviser and Administrator are each voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

         Large Cap Value Index Fund              0.20%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                          1 YEAR           3 YEARS
LARGE CAP VALUE INDEX FUND                     $33              $103

LARGE CAP GROWTH INDEX FUND

FUND SUMMARY

INVESTMENT GOAL                     Investment results that correspond to the Frank Russell
                                    1000 Growth Index (Russell 1000 Growth Index)

SHARE PRICE VOLATILITY              Medium to High

PRINCIPAL INVESTMENT STRATEGY       Utilizing a specialist sub-adviser, the Fund invests in the common stocks and other equity securities included
                                    in the Russell 1000 Growth Index


INVESTMENT STRATEGY

The Large Cap Growth Index Fund invests substantially all of its assets in securities that are included in the Russell 1000 Growth Index, which is comprised of securities of the 1,000 largest U.S. companies (mostly common stocks) that have higher price-to-book ratios and higher forecasted growth values. The Fund's ability to replicate the performance of the Russell 1000 Growth Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund's expenses. The Sub-Adviser selects the Fund's securities under the general supervision of SIMC, but the Sub-Adviser makes no attempt to "manage" the Fund in the traditional sense (I.E., by using economic, market or financial analyses). Instead, the Sub-Adviser purchases a basket of securities that includes a representative sample of the companies in the Russell 1000 Growth Index. However, the Fund's Sub-Adviser may sell an investment if the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the performance of the Fund may deviate from the Russell 1000 Growth Index. The Sub-Adviser purchases only a representative portion of the securities in the Russell 1000 Growth Index, and performance of the Fund's portfolio of securities therefore may not match that of the Russell 1000 Growth Index. Depending on the Sub-Adviser's approach and the size of the Fund, the representative sample of securities in the Russell 1000 Growth Index that are actually held by the Fund may vary from time to time. In addition, the Fund is subject to the risk that its investment approach, which attempts to replicate the performance of the Russell 1000 Growth Index, may perform differently than other mutual funds which focus on particular equity market segments or invest in other asset classes.

The Fund is also subject to the risk that large capitalization growth securities may underperform other segments of the equity markets or the equity markets as a whole.

PERFORMANCE INFORMATION

As of April 1, 2002, the Fund had not commenced operations, and did not have a performance history.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                    CLASS A SHARES
------------------------------------------------
Investment Advisory Fees               0.17%
Distribution (12b-1) Fees              None
Other Expenses                         0.15%*
                                       ----
Total Annual Fund Operating Expenses   0.32%**

----------
* Other Expenses are based on estimated amounts for the current fiscal year.
** The Fund's total actual annual fund operating expenses for the most current fiscal year are expected to be less than the amount shown above because the Adviser and Administrator are each voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

         Large Cap Growth Index Fund                0.20%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                            1 YEAR               3 YEARS
LARGE CAP GROWTH INDEX FUND                    $33                  $103

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies. However, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Sub-Adviser uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with a Fund's objectives. A Fund will do so only if the Adviser or Sub-Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISER

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUNDS SINCE IT ALLOCATES EACH FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Funds' investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of Sub-Advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives (described below).

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Funds. As of ------, 2002, SIMC had approximately $XXX billion in assets under management. SIMC receives investment advisory fees, as a percentage of each Fund's net assets, at the following annual rates:

     LARGE CAP INDEX FUND                          0.17%
     LARGE CAP VALUE INDEX FUND                    0.17%
     LARGE CAP GROWTH INDEX FUND                   0.17%


[          ] serves as the Sub-Adviser to each Fund. [As of _____, 2002, [ ] had approximately _____in assets under management.]

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Funds.

The Funds offer shares only to Eligible Investors that have signed an Investment Management Agreement with SIMC. Under each Agreement, SIMC will consult with the Eligible Investor to define its investment objectives, desired returns and tolerance for risk, and to develop a plan for the allocation of its assets. Each Agreement sets forth the fee to be paid to SIMC, which is ordinarily expressed as a percentage of the Eligible Investor's assets managed by SIMC. This fee, which is negotiated by the Eligible Investor and SIMC, may include a performance based fee or a fixed-dollar fee for certain specified services.

For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). However, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

Eligible Investors (as defined above) may purchase Class A shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. The Funds may reject any purchase order if they determine that accepting the order would not be in the best interests of the Funds or their shareholders. This includes those from any individual or group who, in the Funds' view are likely to engage in excessive trading (usually defined as more than four transactions out of a Fund within a calendar year).

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, generally the Funds (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or the Funds think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these Funds' investments may change on days when you cannot purchase or sell Fund shares.

MINIMUM PURCHASES

To purchase shares for the first time, Eligible Investors must invest at least $100,000 in any Fund. A Fund may accept investments of smaller amounts at its discretion.

HOW TO SELL YOUR FUND SHARES

If you hold Fund Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediary) receive your request.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. ("SIDCo.") is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' shares.

DIVIDENDS AND DISTRIBUTIONS

The Funds distribute their investment income periodically as a dividend to shareholders. It is the policy of the Funds to pay dividends quarterly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

At least annually, each Fund will distribute substantially all of its net investment income and net realized capital gains, if any. If you are a taxable investor, the dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES MAY BE A TAXABLE EVENT.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

                       SEI INSTITUTIONAL INVESTMENTS TRUST

INVESTMENT ADVISER

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated April 1, 2002, includes detailed information about SEI Institutional Investments Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Funds' holdings and contain information from the Funds' managers about fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.


TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  Call 1-800-DIAL-SEI

BY MAIL:  Write to the Funds at:
1 Freedom Valley Drive
Oaks, PA 19456

BY INTERNET:  http://www.seic.com

FROM THE SEC: You can obtain the SAI or the Annual Report and Semi-Annual Reports, as well as other information about SEI Institutional Investments Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following public address: publicinfo@sec.gov.

SEI Institutional Investment Trust's Investment Company Act registration number is 811-7257.

                      SEI INSTITUTIONAL INVESTMENTS TRUST

Adviser:

  SEI Investments Management Corporation

Administrator:

  SEI Investments Fund Management

Distributor:

  SEI Investments Distribution Co.

Sub-Adviser:

  [                        ]

    This STATEMENT OF ADDITIONAL INFORMATION is not a Prospectus. It is intended to provide additional information regarding the activities and operations of the SEI Institutional Investments Trust (the "Trust") and should be read in conjunction with the Trust's Prospectus relating to Class A Shares of the Large Cap Index Fund, Large Cap Index Growth Fund and Large Cap Value Index Fund dated April 1, 2002. A Prospectus may be obtained upon request and without charge by writing the Trust's distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456.

    April 1, 2002

                               TABLE OF CONTENTS

The Trust...................................................   S-3
Investment Objectives and Policies..........................   S-3
Description of Permitted Investments and Risk Factors.......   S-6
Description of Ratings......................................  S-14
Investment Limitations......................................  S-15
The Administrator and Transfer Agent........................  S-16
The Adviser and Sub-Adviser.................................  S-17
Distribution and Shareholder Servicing......................  S-18
Trustees and Officers of the Trust..........................  S-19
Performance.................................................  S-22
Purchase and Redemption of Shares...........................  S-22
Taxes.......................................................  S-23
Fund Transactions...........................................  S-25
Description of Shares.......................................  S-27
Limitation of Trustees' Liability...........................  S-27
Code of Ethics..............................................  S-28
Voting......................................................  S-28
Shareholder Liability.......................................  S-28
Control Persons and Principal Holders of Securities.........  S-29
Master/Feeder Option........................................  S-29
Custodian...................................................  S-29
Experts.....................................................  S-29
Legal Counsel...............................................  S-29
Financial Statements........................................  S-30

April 1, 2002

                                   THE TRUST

    SEI Institutional Investments Trust (the "Trust") is an open-end management investment company that has diversified and non-diversified funds. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Declaration of Trust permits the Trust to offer separate series ("funds") of units of beneficial interest ("shares") and different classes of shares. Shareholders may purchase shares in certain funds through separate classes.

    The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. All consideration received by the Trust for shares of any fund, and all assets of such fund belong to that fund and would be subject to the liabilities related thereto. The Trust pays its expenses, including the fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organizational expenses.

    This Statement of Additional Information relates to the following funds:
Large Cap Index, Large Cap Value Index and Large Cap Growth Index Funds (each a "Fund" and, together, the "Funds").

                       INVESTMENT OBJECTIVES AND POLICIES

    LARGE CAP INDEX FUND--The Large Cap Index Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Russell 1000 Index, which measures the performance of the 1,000 largest U.S. companies based on total market capitalization ("Russell 1000 Companies").

    The Fund will, under normal circumstances, invest at least 80% of its net assets in equity securities of large U.S. companies. Generally, these issuers will have market capitalizations in the range of companies which comprise the Russell 1000 Index. Accordingly, an investment in shares of the Fund involves risks similar to those of investing in a portfolio consisting of the common stocks and other securities of some or all of the companies included in the Russell 1000 Index.

    The Fund may invest in a statistically selected sample of the stocks included in the Russell 1000 Index instead of allocating all of the Fund's assets among all of the common stocks, or in the same weightings as the Russell 1000 Index. The Fund's ability to duplicate the performance of the Russell 1000 Index will depend to some extent on the size and timing of cashflows into and out of the Fund, as well as on the level of the Fund's expenses. Adjustments made to accommodate cash flows will track the Russell 1000 Index to the maximum extent possible, and may result in brokerage expenses for the Fund. Over time, the correlation between the performance of the Fund and the Russell 1000 Index is expected to be over 0.95. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and capital gains distributions, increased or decreased in exact proportion to changes in the Russell 1000 Index.

    The Fund's investment sub-adviser, makes no attempt to "manage" the Fund in the traditional sense (I.E., by using economic, financial or market analyses). The adverse financial situation of a company usually will not result in the elimination of a security from the Fund. However, an investment may be removed from the Fund if, in the judgment of the Fund's Sub-Adviser, extraordinary events or adverse financial conditions have substantially impaired the merit of the investment. Furthermore, administrative adjustments may be made in the Fund from time to time because of mergers, changes in the composition of the Russell 1000 Index and similar reasons. In certain circumstances, the Fund's Sub-Adviser may exercise discretion in determining whether to exercise warrants or rights issued in respect to Fund securities or whether to tender Fund securities pursuant to a tender or exchange offer.

    The Fund may enter into stock index futures contracts to maintain adequate liquidity to meet its redemption demands while maximizing the level of the Fund's assets which are tracking the performance of the Russell 1000 Index, provided that the value of these contracts does not exceed 20% of the Fund's net assets. The Fund also can sell such futures contracts in order to close out a previously established position. The Fund will not enter into any stock index futures contract for the purpose of speculation, and will only enter into contracts traded on national securities exchanges with standardized maturity dates.

    The Fund may invest cash reserves in securities issued by the U.S. Government, its agencies or instrumentalities, bankers' acceptances, commercial paper rated at least BBB by Standard & Poor's Corporation ("S&P") and/or Baa by Moody's Investors Services, Inc. ("Moody's"), certificates of deposit and repurchase agreements involving such obligations. Such investments will not be used for defensive purposes and it is expected that cash reserve items would normally be less than 10% of the Fund's net assets. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of real estate investment trusts REITs, and shares of other investment companies, and lend its securities to qualified buyers.

    LARGE CAP VALUE INDEX FUND--The Large Cap Value Index Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Russell 1000 Value Index, which measures the performance of the Russell 1000 Companies with lower price-to-book ratios and lower forecasted growth values.

    The Fund will, under normal circumstances, invest at least 80% of its net assets in equity securities of large U.S. companies. Generally, these issuers will have market capitalizations in the range of companies which comprise the Russell 1000 Value Index. Accordingly, an investment in shares of the Fund involves risks similar to those of investing in a portfolio consisting of the common stocks and other securities of some or all of the companies included in the Russell 1000 Value Index.

    The Fund may invest in a statistically selected sample of the stocks included in the Russell 1000 Value Index instead of allocating all of the Fund's assets among all of the common stocks, or in the same weightings as the Russell 1000 Value Index. The Fund's ability to duplicate the performance of the Russell 1000 Value Index will depend to some extent on the size and timing of cashflows into and out of the Fund, as well as on the level of the Fund's expenses. Adjustments made to accommodate cash flows will track the Russell 1000 Value Index to the maximum extent possible, and may result in brokerage expenses for the Fund. Over time, the correlation between the performance of the Fund and the Russell 1000 Value Index is expected to be over 0.95. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and capital gains distributions, increased or decreased in exact proportion to changes in the Russell 1000 Value Index.

    The Fund's investment sub-adviser, makes no attempt to "manage" the Fund in the traditional sense (I.E., by using economic, financial or market analyses). The adverse financial situation of a company usually will not result in the elimination of a security from the Fund. However, an investment may be removed from the Fund if, in the judgment of the Fund's Sub-Adviser, extraordinary events or adverse financial conditions have substantially impaired the merit of the investment. Furthermore, administrative adjustments may be made in the Fund from time to time because of mergers, changes in the composition of the Russell 1000 Value Index and similar reasons. In certain circumstances, the Fund's Sub-Adviser may exercise discretion in determining whether to exercise warrants or rights issued in respect to Fund securities or whether to tender Fund securities pursuant to a tender or exchange offer.

    The Fund may enter into stock index futures contracts to maintain adequate liquidity to meet its redemption demands while maximizing the level of the Fund's assets which are tracking the performance of the Russell 1000 Value Index, provided that the value of these contracts does not exceed 20% of the Fund's net assets. The Fund also can sell such futures contracts in order to close out a previously established position. The Fund will not enter into any stock index futures contract for the purpose of speculation, and will only enter into contracts traded on national securities exchanges with standardized maturity dates.

    The Fund may invest cash reserves in securities issued by the U.S. Government, its agencies or instrumentalities, bankers' acceptances, commercial paper rated at least BBB by S&P and/or Baa by Moody's, certificates of deposit and repurchase agreements involving such obligations. Such investments will not be used for defensive purposes and it is expected that cash reserve items would normally be less than 10% of the Fund's net assets. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of real estate investment trusts REITs, and shares of other investment companies, and lend its securities to qualified buyers.

    LARGE CAP GROWTH INDEX FUND--The Large Cap Growth Index Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Russell 1000 Growth Index, which measures the performance of the Russell 1000 Companies with higher price-to-book ratios and higher forecasted growth values.

    The Fund will, under normal circumstances, invest at least 80% of its net assets in equity securities of large U.S. companies. Generally, these issuers will have market capitalizations in the range of companies which comprise the Russell 1000 Growth Index. Accordingly, an investment in shares of the Fund involves risks similar to those of investing in a portfolio consisting of the common stocks and other securities of some or all of the companies included in the Russell 1000 Growth Index.

    The Fund may invest in a statistically selected sample of the stocks included in the Russell 1000 Growth Index instead of allocating all of the Fund's assets among all of the common stocks, or in the same weightings as the Russell 1000 Growth Index. The Fund's ability to duplicate the performance of the Russell 1000 Growth Index will depend to some extent on the size and timing of cashflows into and out of the Fund, as well as on the level of the Fund's expenses. Adjustments made to accommodate cash flows will track the Russell 1000 Growth Index to the maximum extent possible, and may result in brokerage expenses for the Fund. Over time, the correlation between the performance of the Fund and the Russell 1000 Growth Index is expected to be over 0.95. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and capital gains distributions, increased or decreased in exact proportion to changes in the Russell 1000 Growth Index.

    The Fund's investment sub-adviser, makes no attempt to "manage" the Fund in the traditional sense (I.E., by using economic, financial or market analyses). The adverse financial situation of a company usually will not result in the elimination of a security from the Fund. However, an investment may be removed from the Fund if, in the judgment of the Fund's Sub-Adviser, extraordinary events or adverse financial conditions have substantially impaired the merit of the investment. Furthermore, administrative adjustments may be made in the Fund from time to time because of mergers, changes in the composition of the Russell 1000 Growth Index and similar reasons. In certain circumstances, the Fund's Sub-Adviser may exercise discretion in determining whether to exercise warrants or rights issued in respect to Fund securities or whether to tender Fund securities pursuant to a tender or exchange offer.

    The Fund may enter into stock index futures contracts to maintain adequate liquidity to meet its redemption demands while maximizing the level of the Fund's assets which are tracking the performance of the Russell 1000 Growth Index, provided that the value of these contracts does not exceed 20% of the Fund's net assets. The Fund also can sell such futures contracts in order to close out a previously established position. The Fund will not enter into any stock index futures contract for the purpose of speculation, and will only enter into contracts traded on national securities exchanges with standardized maturity dates.

    The Fund may invest cash reserves in securities issued by the U.S. Government, its agencies or instrumentalities, bankers' acceptances, commercial paper rated at least BBB by S&P and/or Baa by Moody's, certificates of deposit and repurchase agreements involving such obligations. Such investments will not be used for defensive purposes and it is expected that cash reserve items would normally be less than 10% of the Fund's net assets. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of real estate investment trusts REITs, and shares of other investment companies, and lend its securities to qualified buyers.

    There can be no assurance that the Funds will achieve their respective investment objectives.

             DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

    AMERICAN DEPOSITARY RECEIPTS ("ADRs"), EUROPEAN DEPOSITARY RECEIPTS ("EDRs"), CONTINENTAL DEPOSITARY RECEIPTS ("CDRs") AND GLOBAL DEPOSITARY RECEIPTS ("GDRs")--ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities market, EDRs are designed for trading in European securities market and GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

    BANKERS' ACCEPTANCES--A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

    CERTIFICATES OF DEPOSIT--A certificate of deposit is a negotiable interest bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. Certificates of deposit have penalties for early withdrawal.

    COMMERCIAL PAPER--The term commercial paper is used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months. (See "Description of Ratings").

    CONVERTIBLE SECURITIES--Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Covertible securities typically have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

    EQUITY SECURITIES--Equity securities represent ownership interests in a company or corporation and consist of common stock, preferred stock, warrants and other rights to acquire such instruments. Equity securities may be listed on exchanges or traded in the over-the-counter market. Investments in common stocks are subject to market risks which may cause their prices to fluctuate over time. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Changes in the value of fund securities will not necessarily affect cash income derived from these securities, but will affect a Fund's net asset value.

    Investments in the equity securities of smaller capitalization companies involves greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of small companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

    FUTURES AND OPTIONS ON FUTURES--Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may use futures contracts and related options for BONA FIDE hedging risk management purposes, including to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will seek to minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges.

    An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

    In order to avoid leveraging and related risks, when a Fund invests in futures contracts, it will cover its position by earmarking or segregating an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, and that amount will be marked to market on a daily basis.

    There are risks associated with these activities, including the following:
(1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

    A Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), as long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of a Fund's net assets.

    ILLIQUID SECURITIES--Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books. Illiquid securities include demand instruments with a demand notice period exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with durations over 7 days in length.

    MONEY MARKET SECURITIES--Money market securities are high-quality dollar and nondollar-denominated, short-term debt instruments. They consist of:
(i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. and foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. Government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations and governments that issue high-quality commercial paper or similar securities; (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers; and
(vi) foreign government obligations.

    OPTIONS--A Fund may purchase and write put and call options on indices or securities and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

    Options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. Alternatively, a Fund may choose to terminate an option position by entering into a closing transaction. All settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

    All options written on indices or securities must be covered. When a Fund writes an option or security on an index, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open, or will otherwise cover the transaction. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

    A Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

    A Fund may write covered call options on securities as a means of increasing the yield on its fund and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

    A segregated account is maintained to cover the difference between the closing price of the index and the exercise price of the index option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, the ability of a Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

    A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker.

It is the position of the U.S. Securities and Exchange Commission (the "SEC") that OTC options are generally illiquid.

    RISK FACTORS. Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

    PUT TRANSACTIONS--All of the Funds may purchase securities at a price which would result in a yield to maturity lower than generally offered by the seller at the time of purchase when a Fund can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemptions and remain as fully invested as possible in municipal securities. A Fund reserves the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions which the Fund's Sub-Adviser believes present minimum credit risks, and the Fund's Sub-Adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain fund liquidity. A Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

    The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to that particular Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of fund securities that a Fund may purchase subject to a put but the amount paid directly or indirectly for puts which are not integral parts of the security as originally issued will not exceed 1/2 of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of a Fund including such securities, the Fund will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

    RECEIPTS--Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). TIGRs and CATS are interests in private proprietary accounts while TRs and STRIPS (See "U.S. Treasury Obligations") are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements applicable to the regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Because of these features, such securities may be subject to greater interest rate volatility than interest paying fixed income securities.

    REITs--REITs are trusts that invest primarily in commercial real estate or real estate-related loans. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with certain requirements under the Code relating to its organization, ownership, assets and income, as well as with a requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through the Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.

    A Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

    REPURCHASE AGREEMENTS--Repurchase agreements are agreements under which securities are acquired from a securities dealer or bank subject to resale on an agreed upon date and at an agreed upon price which includes principal and interest. A Fund involved bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. A Fund's Sub-Adviser may enter into repurchase agreements only with financial institutions that they deem to present minimal risk of bankruptcy during the term of the agreement, based on guidelines that are periodically reviewed by the Board of Trustees. These guidelines currently permit each Fund to enter into repurchase agreements only with approved banks and primary securities dealers, as recognized by the Federal Reserve Bank of New York, which have minimum net capital of $100 million, or with a member bank of the Federal Reserve System. Repurchase agreements are considered to be loans collateralized by the underlying security. Repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the price stated in the agreement. This underlying collateral will be marked to market daily. Each Fund's Sub-Adviser will monitor compliance with this requirement. Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying collateral to the extent the proceeds of the sale are less than the resale price. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the security and may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor. Repurchase agreements are considered loans under the 1940 Act.

    SECURITIES LENDING--Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign issuers, respectively. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

    The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

    By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand;
(iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and
(vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

    SHORT SALES--Selling securities short involves selling securities the Fund does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of replacement. In a short sale, the proceeds the seller receives from the sale are retained by a broker until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced. A Fund may only sell securities short "against the box." A short sale is "against the box" if, at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short.

    TIME DEPOSITS--Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

    Time deposits with a withdrawal penalty are considered to be illiquid securities.

    U.S. GOVERNMENT AGENCY OBLIGATIONS--U.S. Government agency obligations are obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the FHLMC, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (E.G., GNMA securities), others are supported by the right of the issuer to borrow from the Treasury (E.G., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (E.G., Fannie Mae securities). Agencies of the U.S. Government that issue obligations, including, among others, Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit System, Federal Housing Administration, GNMA, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. A Fund may purchase securities issued or guaranteed by GNMA which represent participations in Veterans Administration and Federal Housing Administration backed mortgage pools.

    Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities or to the value of a Fund's shares.

    U.S. TREASURY OBLIGATIONS--U.S. Treasury obligations are bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). No Fund may actively trade STRIPS. STRIPS are sold as zero coupon securities; for more information, see "Zero Coupon Securities."

    U.S. TREASURY RECEIPTS--U. S. Treasury receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates of receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register.

    VARIABLE AND FLOATING RATE INSTRUMENTS--Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. These instruments may involve a demand feature and may include variable amount master demand notes available through the custodian, or otherwise. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the Fund's Sub-Advisers, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for each Fund. Each Fund's Sub-Advisers will monitor on an ongoing basis the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

    In case of obligations which include a put feature at the option of the debt holder, the date of the put may be used as an effective maturity date for the purpose of determining weighted average fund maturity.

    WARRANTS--Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specified period.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--When-issued and delayed delivery securities involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems it appropriate to do so. When investing in when-issued securities, a Fund will not accrue income until delivery of the securities and will invest in such securities only for purposes of actually acquiring the securities and not for purposes of leveraging.

    Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

    When a Fund agrees to purchase when-issued securities, it will earmark or segregate cash or liquid securities in an amount equal to the Fund's commitment to purchase these securities. If the value of these assets declines, the Fund will earmark or segregate additional liquid assets on a daily basis so that the value of the earmarked or segregated assets is equal to the amount of such commitments.

    ZERO COUPON SECURITIES--Zero coupon securities are securities that are sold at a discount to par value, and securities on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income" annually. Because a Fund will distribute its "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Fund will have fewer assets with which to purchase income producing securities. Pay-in-kind securities pay interest in either cash or additional securities, at the issuer's option, for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

    To avoid any leveraging concerns, the Fund will place cash or liquid securities in a segregated account in an amount sufficient to cover its repurchase obligation. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. STRIPS and receipts (TRs, TIGRs and CATS) are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

    Corporate zero coupon securities are: (i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value, or
(ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance and may also make interest payments in kind (e.g., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer's failure to pay interest and repay principal in accordance with the terms of the obligation. A Fund must accrete the discount or interest on high-yield bonds structured as zero coupon securities as income even though it does not receive a corresponding cash interest payment until the security's maturity or payment date. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements applicable to the regulated investment companies under Subchapter M of the Code. A Fund may have to dispose of its securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing cash to satisfy distribution requirements. A Fund accrues income with respect to the securities prior to the receipt of cash payments.

                             DESCRIPTION OF RATINGS

DESCRIPTION OF MOODY'S SHORT-TERM RATINGS

    PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

    - Leading market positions in well-established industries.

    - High rates of return on funds employed.

    - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

    - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    - Well-established access to a range of financial markets and assured sources of alternate liquidity.

    PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

    NOT PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S SHORT-TERM RATINGS

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Debt determined to possess extremely strong safety characteristics is denoted with a plus sign (+) designation.
A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

A-3 Debt carrying this designation has an adequate capacity for timely payment. It is, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
B Debt rated 'B' is regarded as having only speculative capacity for timely payment.
C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.
D This rating indicates that the obligation is in payment default.

DESCRIPTION OF FITCH'S SHORT-TERM RATINGS

F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated 'F-1+'
F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned
           'F-1+' and 'F-1' ratings.
F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.
F-S Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.
D Default. Issues assigned this rating are in actual or imminent payment default.
LOC The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

    The following investment limitations are fundamental policies of the Funds and may not be changed without shareholder approval.

A Fund may not:

1. With respect to 75% of its total assets, (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

2. Purchase any securities which would cause more than 25% of its total assets to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

3. Issue any class of senior security (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies;
    (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts, and
    (ii) commodities
    contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

    The foregoing percentage limitations will apply at the time of the purchase of a security. Additional fundamental and non-fundamental investment limitations are set forth in this Statement of Additional Information.

    For purposes of the industry concentration limitation specified in the Statement of Additional Information, (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) governmental issuers within a particular country will be deemed to be conducting their principal business activities in that same industry.

NON-FUNDAMENTAL POLICIES

    The following investment limitations are non-fundamental policies of the Funds and may be changed without shareholder approval.

A Fund may not:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing.

2.  Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions, (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts, and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements of section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

5. Purchase or hold illiquid securities, securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

6. Purchase securities which are not readily marketable if, in the aggregate, more than 15% of its total assets would be invested in such securities.

                      THE ADMINISTRATOR AND TRANSFER AGENT

    SEI Investments Fund Management ("SEI Management" or the "Administrator") provides the Trust with overall administrative services, regulatory reporting, all necessary office space, equipment, personnel and facilities, and acts as dividend disbursing agent. SEI Management also serves as transfer agent (the "Transfer Agent") for the Funds.

    The Administration Agreement provides that SEI Management shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of SEI Management in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

    The continuance of the Administration Agreement must be specifically approved at least annually (i) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of the Fund, and
(ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Administration Agreement or an "interested person" (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Administration Agreement is terminable at any time as to any Fund without penalty by the Trustees of the Trust, by a vote of a majority of the outstanding shares of the Fund or by SEI Management on not less than 30 days' nor more than 60 days' written notice. This Agreement shall not be assignable by either party without the written consent of the other party.

    The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds including, but without limitation: The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, Causeway Capital Management Trust, CNI Charter Funds, Excelsior Funds, Inc., Excelsior Funds Trust, Excelsior Tax-Exempt Funds, Inc., Expedition Funds, First Focus Funds, Inc., Friends Ivory Funds, HighMark Funds, JohnsonFamily Funds, Inc., The MDL Funds, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., Pitcairn Funds, Schroder Series Trust, Schroder Capital Funds, Schroder Fund Advisors, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, Turner Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II.

    If operating expenses of any Fund exceed applicable limitations, SEI Management will pay such excess. SEI Management will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.

                        THE ADVISER AND THE SUB-ADVISERS

    SEI Investments Management Corporation ("SIMC" or the "Adviser") is a wholly-owned subsidiary of SEI Investments, a financial services company. The principal business address of SIMC and SEI Investments is Oaks, Pennsylvania, 19456. SEI Investments was founded in 1968, and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. Affiliates of SIMC have provided consulting advice to institutional investors for more than 20 years, including advice regarding selection and evaluation of money managers. SIMC and its affiliates currently serve as adviser to more than XX investment companies, including more than XX
portfolios, with more than $XX billion in assets as of            .

    SIMC is the investment adviser for each of the Funds, and operates as a "manager of managers." SIMC and the Trust have obtained an exemptive order from the SEC that permits SIMC, with the approval of the Trust's Board of Trustees, to retain unaffiliated Sub-Advisers for a Fund without submitting the Sub-Advisory agreement to a vote of the Fund's shareholders. Among other things, the exemptive relief permits the non-disclosure of amounts payable by SIMC under such Sub-Advisory agreements. The Trust will notify shareholders in the event of any change in the identity of the Sub-Advisers for a Fund.

    SIMC oversees the investment advisory services provided to the Funds and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements with SIMC, and under the supervision of SIMC and the Board of Trustees, a sub-adviser (the "Sub-Adviser") is responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Adviser also is responsible for managing its employees who provide services to these Funds. Sub-Advisers are selected for the Funds based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively a Sub-Adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies.

    Subject to Board review, SIMC allocates and, when appropriate, reallocates the Funds' assets among Sub-Advisers, monitors and evaluates Sub-Adviser performance, and oversees Sub-Adviser compliance with the Funds' investment objectives, policies and restrictions. SIMC HAS ULTIMATE RESPONSIBILITY FOR THE INVESTMENT PERFORMANCE OF THE FUNDS DUE TO ITS RESPONSIBILITY TO OVERSEE SUB-ADVISERS AND RECOMMEND THEIR HIRING, TERMINATION AND REPLACEMENT.

    For its advisory services, SIMC receives a fee, which is calculated daily and paid monthly, at the following annual rates (shown as a percentage of the average daily net assets of each Fund):

Large Cap Index Fund........................................   0.17%
Large Cap Value Index Fund..................................   0.17%
Large Cap Growth Index Fund.................................   0.17%

    SIMC pays the Sub-Adviser a fee out of its advisory fee which is based on a percentage of the average monthly market value of the assets managed by the Sub-Adviser.

    The Advisory Agreement and the Sub-Advisory Agreement provide that SIMC (or the Sub-Adviser) shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. In addition, the Sub-Advisory Agreement provides that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

    The continuance of the Advisory and Sub-Advisory Agreement must be specifically approved at least annually (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees, and (ii) by the vote of a majority of the Trustees who are not parties to such Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser or Sub-Adviser, or by the Adviser or Sub-Adviser on 90 days' written notice to the Trust.

THE SUB-ADVISER

    [

                                                                               ]

                     DISTRIBUTION AND SHAREHOLDER SERVICING

    The Distributor, a wholly-owned subsidiary of SEI Investments, and the Trust are parties to a distribution agreement ("Distribution Agreement"). The Distribution Agreement shall be reviewed and ratified at least annually (i) by the Trust's Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to a particular Fund on not less than sixty days' notice by the Trust's Trustees, by vote of a majority of the outstanding shares of such Fund or by the Distributor. The Distributor will receive no compensation for the distribution of Fund shares.

    The Fund may execute brokerage or other agency transactions through the Distributor, for which the Distributor may receive compensation.

    The Distributor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Funds' shares.

    Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

                       TRUSTEES AND OFFICERS OF THE TRUST

    The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

    The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments or its affiliates act as investment manager, administrator or distributor.

    ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees*--Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Adviser, the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Bishop Street Funds, Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    WILLIAM M. DORAN (DOB 05/26/40)--Trustee*--1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Adviser, the Administrator and the Distributor. Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    F. WENDELL GOOCH (DOB 12/03/32)--Trustee**--President, Orange County Publishing Co., Inc.; Publisher, Paoli News and Paoli Republican; and Editor, Paoli Republican, October 1981-January 1997.

President, H&W Distribution, Inc., since July 1984. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds and STI Classic Variable Trust.

    JAMES M. STOREY (DOB 04/12/31)--Trustee**--Partner, Dechert Price & Rhoads, September 1987-December 1993. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    GEORGE J. SULLIVAN, JR. (DOB 11/13/42)--Trustee**--Chief Executive Officer, Newfound Consultants Inc. since April 1997. General Partner, Teton Partners, L.P., June 1991-December 1996; Chief Financial Officer, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    ROSEMARIE B. GRECO (DOB 03/31/46)--Trustee**--Principal, Grecoventures (consulting firm) since August 1997. President, Corestates Financial Corp., 1991-1997; Chief Executive Officer and President, Corestates Bank, N.A., 1991-1997; Director, Sonoco, Inc.; Director, PECO Energy; Director, Radian, Inc.; Trustee, Pennsylvania Real Estate Investment Trust; Director, Cardone Industries, Inc.; Director, Genuardi Markets, Inc.; Director, PRWT Comserve, Inc. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    EDWARD D. LOUGHLIN (DOB 03/07/51)--President and Chief Executive Officer--Executive Vice President and President--Asset Management Division of SEI Investments since 1993. Executive Vice President of the Adviser and the Administrator since 1994. Senior Vice President of the Distributor, 1986-1991; Vice President of the Distributor, 1981-1986.

    TIMOTHY D. BARTO (DOB 03/28/68)--Vice President and Assistant
Secretary--Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Adviser, Administrator and Distributor since December 1999, Associate at Dechert Price & Rhoads (1997-1999). Associate at Richter, Miller & Finn (1994-1997).

    TODD B. CIPPERMAN (DOB 02/14/66)--Vice President and Assistant Secretary--Senior Vice President and General Counsel of SEI Investments. Senior Vice President, General Counsel and Secretary of the Adviser, the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, the Adviser, the Administrative and the Distributor, 1995-2000. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.

    JAMES R. FOGGO (DOB 06/30/64)--Controller and Chief Financial Officer--Vice President and Assistant Secretary of SEI Investments since January 1998. Vice President of the Adviser, Administrator and Distributor since May 1999. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995. Operations Manager, The Shareholder Services Group, Inc., 1986-1990.

    LYDIA A. GAVALIS (DOB 06/05/64)--Vice President and Assistant
Secretary--Vice President and Assistant Secretary of SEI Investments, the Adviser, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

    ROBERT S. LUDWIG (DOB 3/12/50)--Vice President and Assistant
Secretary--Employed by SEI Investments since 1985. Senior Vice President and Chief Investment Officer of SEI Asset Management

Group since 1995. Chairman of SEI Investment Policy Committee since 1995. Manager of Product Development for SEI's institutional mutual funds and repurchase trading desk from 1985 to 1995. Held various product management and development positions at Chase Econometrics and Interactive Data Corporation from 1974 to 1985.

    CHRISTINE M. MCCULLOUGH (DOB 12/02/60)--Vice President and Assistant Secretary--Employed by SEI Investments since November 1999. Vice President and Assistant Secretary of the Adviser, the Administrator and the Distributor since December 1999. Associate at White and Williams LLP, (law firm) 1991-1999. Associate at Montgomery, McCracken, Walker & Rhoads, (law firm) 1990-1991.

    WILLIAM E. ZITELLI, JR. (DOB 6/14/68)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and Distributor since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group (1998-2000). Associate at Pepper Hamilton LLP (law firm), 1997-1998. Associate at Reboul, MacMurray, Hewitt, Maynard & Kristol (law firm), 1994-1997.

    SHERRY KAJDAN VETTERLEIN (DOB 06/22/62)--Vice President and Secretary--Vice President and Assistant Secretary of the Administrator and Distributor since January 2001. Shareholder/Partner, Buchanan Ingersoll Professional Corporation (law firm), 1992-2000.

------------------------

 *Messrs. Nesher and Doran are Trustees who may be deemed to be "interested persons" of the Trust as the term is defined in the 1940 Act.

**Messrs. Gooch, Storey, Sullivan and Ms. Greco serve as members of the Audit
  Committee of the Trust.

    The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

    Compensation of officers and affiliated Trustees of the Trust is paid by the Administrator. The Trust pays the fees for unaffiliated Trustees. For the fiscal year ended May 31, 2001, the Trust paid the following amounts to the Trustees.

                                 AGGREGATE          PENSION OR
                               COMPENSATION     RETIREMENT BENEFITS                        TOTAL COMPENSATION FROM
                              FROM REGISTRANT       ACCRUED AS        ESTIMATED ANNUAL       REGISTRANT AND TRUST
NAME OF                       FOR FISCAL YEAR         PART OF          BENEFITS UPON     COMPLEX PAID TO TRUSTEES FOR
PERSON, POSITION               ENDED 5/31/01       FUND EXPENSES         RETIREMENT       FISCAL YEAR ENDED 5/31/01
----------------              ---------------   -------------------   ----------------   ----------------------------
F. Wendell Gooch, Trustee...      $16,997               $0                   $0          $116,550 for services on
                                                                                           9 boards
James M. Storey, Trustee....      $16,997               $0                   $0          $116,550 for services on
                                                                                           9 boards
Robert A. Nesher, Trustee...      $     0               $0                   $0          $0 for services on 9 boards
William M. Doran, Trustee...      $     0               $0                   $0          $0 for services on 9 boards
George J. Sullivan,
  Trustee...................      $16,997               $0                   $0          $116,550 for services on
                                                                                           9 boards
Rosemarie B. Greco,
  Trustee...................      $16,997               $0                   $0          $116,550 for services on
                                                                                           9 boards

------------------------

    Mr. Edward W. Binshadler is a Trustee Emeritus of the Trust. Mr. Binshadler serves as a consultant to the Audit Committee and receives as compensation $5,000 per Audit Committee meeting attended.

                                  PERFORMANCE

    From time to time, each Fund may advertise yield and/or total return. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of a Fund refers to the annualized income generated by an investment in such Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period generated each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

       Yield = 2[((a-b)/cd) + 1) to the power of 6 - 1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

    Actual yield will depend on such variables as asset quality, average asset maturity, the type of instruments a Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

    The total return of a Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula:

       P(1 + T)to the power of n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

    The Funds may, from time to time, compare their performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds or to unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs.

    From time to time the Trust may include the names of clients of the advisers in advertisements and/or sales literature for the Trust.

                       PURCHASE AND REDEMPTION OF SHARES

    Each Fund's securities are valued by SEI Management pursuant to valuations provided by an independent pricing service (generally the last quoted sale price). Fund securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day (defined as days on which the New York Stock Exchange is open for business ("Business Day")) or, if there is no such reported sale, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. The pricing service may also use a matrix system to determine valuations. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

    Securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Trust would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield that would result from investment in a company utilizing solely market values, and existing shareholders in the Fund would experience a lower yield. The converse would apply during a period of rising interest rates.

    Shares of a Fund may be purchased in exchange for securities included in the Fund subject to SEI Management's determination that the securities are acceptable. Securities accepted in an exchange will be valued at the market value. All accrued interest and subscription of other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Trust and must be delivered by the Shareholder to the Trust upon receipt from the issuer. A shareholder may recognize a gain or loss for federal income tax purposes in making the exchange.

    SEI Management will not accept securities for a Fund unless (1) such securities are appropriate for the Fund at the time of the exchange; (2) such securities are acquired for investment and not for resale; (3) the shareholder represents and agrees that all securities offered to the Trust for the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act, or otherwise; (4) such securities are traded on the American Stock Exchange, the New York Stock Exchange or on NASDAQ in an unrelated transaction with a quoted sales price on the same day the exchange valuation is made or, if not listed on such exchanges or on NASDAQ, have prices available from an independent pricing service approved by the Trust's Board of Trustees; and
(5) the securities may be acquired under the investment restrictions applicable to the Fund.

    It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

    A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.

    The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the fund securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the New York Stock Exchange, the Adviser, the Administrator, the Distributor, the Sub-Adviser and/or the custodian are not open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    The securities may be traded on foreign markets on days other than Business Days or the net asset value of a Fund may be computed on days when such foreign markets are closed. In addition, foreign markets may close at times other than 4:00 p.m. Eastern time. As a consequence, the net asset value of a share of a Fund may not reflect all events that may affect the value of the Fund's foreign securities unless the Sub-Advisers determine that such events materially affect net asset value in which case net asset value will be determined by consideration of other factors.

                                     TAXES

    The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' Prospectus. No attempt is made to present a detailed explanation of the federal, state, local, or foreign tax treatment of the Funds or their shareholders and the discussion here and in the Funds' Prospectus is not intended as a substitute for careful tax planning.

    This discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

    Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other Funds. Each Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Code so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock or securities or currencies; (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

    Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax, but can make no assurances that such tax will be completely eliminated. A Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC. If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

    Any gain or loss recognized on a sale or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

    For non-corporate shareholders, long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates.

    If a Fund fails to qualify as a RIC for any year, all of its income will be subject to federal income tax at corporate rates, and its distributions (including capital gain distributions) generally will be taxable as ordinary income dividends to its shareholders. In such case, the dividends received deduction will generally be available for eligible corporate shareholders (which are subject to certain limitations). The board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

    In the case of corporate shareholders, Fund distributions (other than capital gains distributions) generally qualify for the dividends-received deduction to the extent of the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

    A Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer such Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by such Fund.

    A Fund will be required in certain cases to withhold, at applicable withholding rates, and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) who has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has failed to certify to the Fund that they are a U.S. person (including a resident alien). Non-U.S. investors in a Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisor prior to investing in a Fund.

STATE TAXES

    A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by a Fund to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders should consult their own tax advisers regarding the affect of federal, state and local taxes affecting an investment in Fund shares. Many states grant tax-free status to dividends paid to you from interest earned on direct obligation of the U.S. Government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in GNMA or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are generally different for corporate shareholders.

                               FUND TRANSACTIONS

    The Trust has no obligation to deal with any broker or dealer or group of brokers or dealers in the execution of transactions in fund securities. Subject to policies established by the Trustees, the Adviser and Sub-Adviser are responsible for placing orders to execute fund transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser and

Sub-Adviser generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust will not purchase fund securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

    The money market securities in which a Fund invests are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser and Sub-Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing fund securities transactions of a Fund will primarily consist of dealer spreads and underwriting commissions.

    It is expected that the Funds may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and rules of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting fund transactions for a Fund on an exchange. These provisions further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, a Fund may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Fund's expenses. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

    Since the Trust does not market its shares through intermediary brokers or dealers, it is not the Trust's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Funds' Sub-Adviser may place fund orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

    The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Adviser and Sub-Adviser may select a broker based upon brokerage or research services provided to the Adviser and Sub-Adviser. The Adviser and Sub-Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

    Section 28(e) of the Exchange Act ("Section 28(e)") permits the Adviser and Sub-Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include
(1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser and Sub-Adviser believe that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund. In addition to agency transactions, the Adviser or Sub-Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidelines.

    To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Advisers or Sub-Advisers might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser or Sub-Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser and Sub-Advisers will be in addition to and not in lieu of the services required to be performed by the Fund's Adviser and Sub-Advisers under the Advisory and Sub-Advisory Agreement. Any advisory, sub-advisory, or other fees paid to the Adviser and Sub-Adviser are not reduced as a result of the receipt of research services.

    In some cases the Adviser or Sub-Adviser receives a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser or Sub-Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser or Sub-Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser or Sub-Adviser faces a potential conflict of interest, but the Adviser or Sub-Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

    From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser or Sub-Adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

    In connection with transactions effected for Funds operating within the "Manager of Managers" structure, under this policy, SIMC and the various firms that serve as money managers to certain Funds of the Trust, in the exercise of joint investment discretion over the assets of a Fund, may direct a portion of a Fund's brokerage to the Distributor. All such transactions directed to the Distributor must be accomplished in a manner that is consistent with the Trust's policy to achieve best net results, and must comply with the Trust's procedures regarding the execution of transactions through affiliated brokers.

                             DESCRIPTION OF SHARES

    The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of that Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of funds. Share certificates representing the shares will not be issued.

                       LIMITATION OF TRUSTEES' LIABILITY

    The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

                                 CODE OF ETHICS

    The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, Sub-Adviser and Distributor have adopted Code of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC and are available to the public.

                                     VOTING

    Each share held entitles the shareholder of record to one vote. The shareholders of each Fund or class will vote separately on matters pertaining solely to that Fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

    Where the Prospectus for the Funds or this Statement of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of
(i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

                             SHAREHOLDER LIABILITY

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a Trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust
(i) contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and (ii) provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As of the date of the Statement of Additional Information, no persons were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act.

                              MASTER/FEEDER OPTION

    The Trust may in the future seek to achieve any Fund's investment objective by investing all of that Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to that Fund. It is expected that any such investment company would be managed by SIMC in substantially the same manner as the existing Fund. The initial shareholder(s) of each Fund voted to vest such authority in the sole discretion of the Trustees and such investment may be made without further approval of the shareholders of the Funds. However, shareholders of the Funds will be given at least 30 days' prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interests of a Fund and its shareholders. In making that determination the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although the Funds believe that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

                                   CUSTODIAN

    First Union National Bank, Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101, acts as wire agent and custodian for each of the Funds. First Union National Bank, holds cash, securities and other assets of the Funds as required by the 1940 Act.

                                    EXPERTS

    The financial statements incorporated by reference into this Statement of Additional Information have been incorporated by reference in reliance on the
report of                         , independent accountants, given on the
authority of said firm as experts in auditing and accounting.
                        .

                                 LEGAL COUNSEL

    Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

                      SEI INSTITUTIONAL INVESTMENTS TRUST
                           PART C. OTHER INFORMATION

ITEM 23.  EXHIBITS:

           (a)        Registrant's Declaration of Trust is incorporated herein by reference to Exhibit (1) of Registrant's Registration
                        Statement on Form N-1A (File No. 33-58041), filed with the
                        Securities and Exchange Commission ("SEC") on March 10,
                        1995.
           (b)(1)     Registrant's By-Laws are incorporated herein by reference to
                        Exhibit (2) of Registrant's Registration Statement on Form
                        N-1A (File No. 33-58041), filed with the SEC on March 10,
                        1995.
           (b)(2)     Amended By-Laws are incorporated by reference to
                        Exhibit (2)(a) of Registrant's Registration Statement on
                        Form N-1A (File No. 33-58041), filed with the SEC on
                        September 29, 1997.
           (b)(3)     Amended By-Laws, dated February 20, 2001, are herein
                        incorporated by reference to Exhibit (b)(3) of Post-Effective Amendment No. 7 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 28, 2001.
           (c)        Not Applicable.
           (d)(1)     Investment Advisory Agreement between the Trust and SEI
                        Investments Management Corporation ("SIMC") (formerly "SEI
                        Financial Management Corporation") as previously filed with Registrant's Pre-Effective Amendment No. 2 on Form
                        N-1A (File No. 33-58041), filed with the SEC on June 7,
                        1996 is herein incorporated by reference to Exhibit (5)(a) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.
           (d)(2)     Investment Sub-Advisory Agreement between SIMC and 1838
                        Investment Advisors, L.P. with respect to the Trust's
                        Small Cap Fund as previously filed with Registrant's
                        Pre-Effective Amendment No. 1 on Form N-1A (File
                        No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(b) of Post-Effective Amendment No. 2, filed with the SEC on
                        September 29, 1997.
           (d)(3)     Investment Sub-Advisory Agreement between SIMC and Acadian
                        Asset Management, L.P. with respect to the Trust's
                        International Equity Fund as previously filed with Registrant's Pre-Effective Amendment No. 1 on Form N-1A
                        (File No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(c) of Post-Effective Amendment No. 2, filed with the SEC on
                        September 29, 1997.
           (d)(4)     Investment Sub-Advisory Agreement between SIMC and Alliance
                        Capital Management L.P. with respect to the Trust's Large
                        Cap Fund as previously filed with Registrant's
                        Pre-Effective Amendment No. 1 on Form N-1A (File
                        No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(d) of Post-Effective Amendment No. 2, filed with the SEC on
                        September 29, 1997.
           (d)(5)     Form of Investment Sub-Advisory Agreement between SIMC and
                        Apodaca-Johnston Capital Management, Inc. with respect to the Trust's Small Cap Fund is incorporated herein by reference to Exhibit (5)(e) of Registrant's Pre-Effective
                        Amendment No. 1 on Form N-1A (File No. 33-58041), as previously filed with the SEC on April 26, 1996.

           (d)(6)     Investment Sub-Advisory Agreement between SIMC and BEA
                        Associates with respect to the High Yield Bond Fund as previously filed with Registrant's Pre-Effective Amendment
                        No. 1 on Form N-1A (File No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(f) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.
           (d)(7)     Investment Sub-Advisory Agreement between SIMC and BlackRock
                        Financial Management, Inc. with respect to the Core Fixed
                        Income Fund as previously filed with Registrant's
                        Pre-Effective Amendment No. 1 on Form N-1A (File
                        No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(g) of Post-Effective Amendment No. 2, filed with the SEC on
                        September 29, 1997.
           (d)(8)     Investment Sub-Advisory Agreement between SIMC and Boston
                        Partners Asset Management, L.P. with respect to the Small
                        Cap Fund as previously filed with Registrant's
                        Pre-Effective Amendment No. 1 on Form N-1A (File
                        No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(h) of Post-Effective Amendment No. 2, filed with the SEC on
                        September 29, 1997.
           (d)(9)     Investment Sub-Advisory Agreement between SIMC and Firstar
                        Investment Research & Management Company with respect to the Core Fixed Income Fund as previously filed with Registrant's Pre-Effective Amendment No. 1 on Form N-1A
                        (File No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(i) of Post-Effective Amendment No. 2, filed with the SEC on
                        September 29, 1997.
           (d)(10)    Investment Sub-Advisory Agreement between SIMC and American
                        Express Asset Management Group, Inc. (formerly "IDS
                        Advisory Group, L.P.") with respect to the Trust's Large
                        Cap Fund as previously filed with Registrant's
                        Pre-Effective Amendment No. 1 on Form N-1A (File
                        No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(j) of Post-Effective Amendment No. 2, filed with the SEC on
                        September 29, 1997.
           (d)(11)    Investment Sub-Advisory Agreement between SIMC and LSV Asset
                        Management with respect to the Trust's Large Cap and Small
                        Cap Funds as previously filed with Registrant's
                        Pre-Effective Amendment No. 1 on Form N-1A (File
                        No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(k) of Post-Effective Amendment No. 2, filed with the SEC on
                        September 29, 1997.
           (d)(12)    Investment Sub-Advisory Agreement between SIMC and Mellon
                        Equity Associates with respect to the Large Cap Fund as previously filed with Registrant's Pre-Effective Amendment
                        No. 1 on Form N-1A (File No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(l) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.
           (d)(13)    Investment Sub-Advisory Agreement between SIMC and HighMark
                        Capital Management, Inc. (formerly "Pacific Alliance
                        Capital Management") with respect to the Large Cap Fund as previously filed with Registrant's Pre-Effective Amendment
                        No. 1 on Form N-1A (File No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(m) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.

           (d)(14)    Investment Sub-Advisory Agreement between SIMC and
                        Montgomery Asset Management, L.P. with respect to the Emerging Markets Equity Fund as previously filed with Registrant's Pre-Effective Amendment No. 1 on Form N-1A
                        (File No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(n) of Post-Effective Amendment No. 2, filed with the SEC on
                        September 29, 1997.
           (d)(15)    Form of Investment Sub-Advisory Agreement between SIMC and
                        Morgan Grenfell Investment Services Limited with respect to the International Equity Fund is incorporated herein by reference to Registrant's Exhibit (5)(o) of Pre-Effective
                        Amendment No. 1 on Form N-1A (File No. 33-58041), as previously filed with the SEC on April 26, 1996.
           (d)(16)    Investment Sub-Advisory Agreement between SIMC and
                        Nicholas-Applegate Capital Management, Inc. with respect to the Small Cap Fund as previously filed with Registrant's Pre-Effective Amendment No. 1 on Form N-1A
                        (File No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(p) of Post-Effective Amendment No. 2, filed with the SEC on
                        September 29, 1997.
           (d)(17)    Investment Sub-Advisory Agreement between SIMC and Provident
                        Investment Counsel, Inc. with respect to the Large Cap
                        Fund as previously filed with Registrant's Pre-Effective
                        Amendment No. 1 on Form N-1A (File No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(q) of Post-Effective Amendment
                        No. 2, filed with the SEC on September 29, 1997.
           (d)(18)    Investment Sub-Advisory Agreement between SIMC and Schroder
                        Capital Management International Limited with respect to the International Equity Fund is filed herewith incorporated herein by reference to Exhibit (5)(r) of Registrant's Pre-Effective Amendment No. 1 on Form N-1A
                        (File No. 33-58041), as previously filed with the SEC on April 26, 1996.
           (d)(19)    Investment Sub-Advisory Agreement between SIMC and Strategic
                        Fixed Income L.P. with respect to the International Fixed
                        Income Fund as previously filed with Registrant's
                        Pre-Effective Amendment No. 1 on Form N-1A (File
                        No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(s) of Post-Effective Amendment No. 2, filed with the SEC on
                        September 29, 1997.
           (d)(20)    Investment Sub-Advisory Agreement between SIMC and Wall
                        Street Associates with respect to the Small Cap Fund as previously filed with Registrant's Pre-Effective Amendment
                        No. 1 on Form N-1A (File No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(t) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.
           (d)(21)    Investment Sub-Advisory Agreement between SIMC and Western
                        Asset Management Company with respect to the Core Fixed
                        Income Fund as previously filed with Registrant's
                        Pre-Effective Amendment No. 1 on Form N-1A (File
                        No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(u) of Post-Effective Amendment No. 2, filed with the SEC on
                        September 29, 1997.
           (d)(22)    Investment Sub-Advisory Agreement between SIMC and First of
                        America Investment Corporation with respect to the Small
                        Cap Fund as previously filed as Exhibit (5)(w) with Registrant's Pre-Effective Amendment No. 2 on Form N-1A
                        (File No. 33-58041), filed with the SEC on June 7, 1996 is herein incorporated by reference to Exhibit (5)(v) of Post-Effective Amendment No. 2, filed with the SEC on
                        September 29, 1997.

           (d)(23)    Investment Sub-Advisory Agreement between SIMC and Farrell
                        Wako Global Investment Management, Inc. with respect to the International Equity Fund as previously filed as Exhibit (5)(x) with Registrant's Pre-Effective Amendment
                        No. 2 on Form N-1A (File No. 33-58041), filed with the
                        SEC on June 7, 1996 is herein incorporated by reference to Exhibit (5)(w) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.
           (d)(24)    Investment Sub-Advisory Agreement between SIMC and Seligman
                        Henderson Co. with respect to the International Equity
                        Fund as previously filed as Exhibit (5)(y) with Registrant's Pre-Effective Amendment No. 2 on Form N-1A
                        (File No. 33-58041), filed with the SEC on June 7, 1996 is herein incorporated by reference to Exhibit (5)(x) of Post-Effective Amendment No. 2, filed with the SEC on
                        September 29, 1997.
           (d)(25)    Investment Sub-Advisory Agreement between SIMC and SG
                        Pacific Asset Management, Inc. (formerly "Yamaichi Capital
                        Management, Inc.") with respect to the International
                        Equity Fund as previously filed as Exhibit (5)(z) with Registrant's Pre-Effective Amendment No. 2 on Form N-1A
                        (File No. 33-58041), filed with the SEC on June 7, 1996 is herein incorporated by reference to Exhibit (5)(y) of Post-Effective Amendment No. 2, filed with the SEC on
                        September 29, 1997.
           (d)(26)    Investment Sub-Advisory Agreement between SIMC and
                        Coronation Asset Management (Proprietary) Limited with respect to the Emerging Markets Equity Fund previously filed as Exhibit (5)(aa) to Registrant's Post-Effective
                        Amendment No. 1 on Form N-1A (File No. 33-58041), filed with the SEC on December 30, 1996, is herein incorporated by reference to Exhibit (5)(z) of Post-Effective Amendment
                        No. 2, filed with the SEC on September 29, 1997.
           (d)(27)    Investment Sub-Advisory Agreement between SIMC and Furman
                        Selz Capital Management LLC with respect to the Small Cap
                        Fund as previously filed as Exhibit (5)(bb) to Registrant's Post-Effective Amendment No. 1 on Form N-1A
                        (File No. 33-58041), filed with the SEC on December 30,
                        1996 is herein incorporated by reference to Exhibit (5)(aa) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.
           (d)(28)    Investment Sub-Advisory Agreement between SIMC and Lazard
                        London International Investment Management Limited with respect to the International Equity Fund as previously filed as Exhibit (5)(cc) to Registrant's Post-Effective
                        Amendment No. 1 on Form N-1A (File No. 33-58041), filed with the SEC on December 30, 1996 is herein incorporated by reference to Exhibit (5)(bb) of Post-Effective
                        Amendment No. 2, filed with the SEC on September 29, 1997.
           (d)(29)    Investment Sub-Advisory Agreement between SIMC and
                        Parametric Portfolio Associates with respect to the Emerging Markets Equity Fund previously filed as
                        Exhibit (5)(dd) to Registrant's Post-Effective Amendment
                        No. 1 on Form N-1A (File No. 33-58041), filed with the SEC on December 30, 1996, is herein incorporated by reference to Exhibit (5)(cc) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.
           (d)(30)    Investment Sub-Advisory Agreement between SIMC and SG
                        Pacific Asset Management, Inc. (formerly "Yamaichi Capital
                        Management, Inc.") and SGY Asset Management (Singapore)
                        Ltd. (formerly "Yamaichi Capital Management (Singapore)
                        Limited) with respect to the International Equity Fund previously filed as Exhibit (5)(ee) to Registrant's
                        Post-Effective Amendment No. 1 on Form N-1A (File No.
                        33-58041), filed with the SEC on December 30, 1996, is herein incorporated by reference to Exhibit (5)(dd) of Post-Effective Amendment No. 2, filed with the SEC on
                        September 29, 1997.

                                      C-4
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
           (d)(31)    Schedule B dated January 1, 1997 to the Trust's Sub-Advisory
                        Agreement dated June 14, 1996 between SIMC and LSV Asset
                        Management is incorporated by reference to
                        Exhibit (5)(ee) of Registrant's Registration Statement on
                        Form N-1A (File No. 33-58041), filed with the SEC on
                        September 29, 1997.
           (d)(32)    Investment Sub-Advisory Agreement between SIMC and
                        Sanford C. Bernstein & Co., Inc. with respect to the Large
                        Cap Fund is herein incorporated by reference to
                        Exhibit (5)(ff) of Post-Effective Amendment No. 3 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041), filed with the SEC on September 25, 1998.
           (d)(33)    Investment Sub-Advisory Agreement between SIMC and Polynous
                        Capital Management with respect to the Small Cap Fund is
                        herein incorporated by reference to Exhibit (5)(gg) of
                        Post-Effective Amendment No. 3 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041),
                        filed with the SEC on September 25, 1998.
           (d)(34)    Investment Sub-Advisory Agreement between SIMC and Robertson
                        Stephens Investment Management, L.P. with respect to the
                        Small Cap Fund is herein incorporated by reference to
                        Exhibit (5)(hh) of Post-Effective Amendment No. 3 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041), filed with the SEC on September 25, 1998.
           (d)(35)    Investment Sub-Advisory Agreement between SIMC and Capital
                        Guardian Trust Company with respect to the International
                        Equity Fund is herein incorporated by reference to
                        Exhibit (5)(ii) of Post-Effective Amendment No. 3 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041), filed with the SEC on September 25, 1998.
           (d)(36)    Investment Sub-Advisory Agreement between SIMC and Scottish
                        Widows Investment Management Limited with respect to the
                        International Equity Fund is herein incorporated by
                        reference to Exhibit (5)(jj) of Post-Effective Amendment
                        No. 3 to Registrant's Registration Statement on Form N-1A
                        (File No. 33-58041), filed with the SEC on September 25,
                        1998.
           (d)(37)    Investment Sub-Advisory Agreement between SIMC and Credit
                        Suisse Asset Management, Limited with respect to the
                        Emerging Markets Equity Fund is herein incorporated by
                        reference to Exhibit (5)(kk) of Post-Effective Amendment
                        No. 3 to Registrant's Registration Statement on Form N-1A
                        (File No. 33-58041), filed with the SEC on September 25,
                        1998.
           (d)(38)    Investment Sub-Advisory Agreement between SIMC and TCW Funds
                        Management Inc. with respect to the Large Cap Fund is
                        herein incorporated by reference to Exhibit (5)(ll) of
                        Post-Effective Amendment No. 3 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041),
                        filed with the SEC on September 25, 1998.
           (d)(39)    Investment Sub-Advisory Agreement between SIMC and Mellon
                        Equity Associates, LLP with respect to the Small Cap Fund
                        is herein incorporated by reference to Exhibit (5)(mm) of
                        Post-Effective Amendment No. 3 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041),
                        filed with the SEC on September 25, 1998.
           (d)(40)    Investment Sub-Advisory Agreement between SIMC and Spyglass
                        Asset Management, Inc. with respect to the Small Cap Fund
                        is herein incorporated by reference to Exhibit (5)(nn) of
                        Post-Effective Amendment No. 3 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041),
                        filed with the SEC on September 25, 1998.

                                      C-5
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           (d)(41)    Investment Sub-Advisory Agreement between SIMC and Morgan
                        Stanley Asset Management Inc. with respect to the Emerging
                        Markets Equity Fund is herein incorporated by reference to
                        Exhibit (5)(oo) of Post-Effective Amendment No. 3 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041), filed with the SEC on September 25, 1998.
           (d)(42)    Investment Sub-Advisory Agreement between SIMC and
                        Nicholas-Applegate Capital Management, Inc. with respect
                        to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (5)(pp) of Post-Effective
                        Amendment No. 3 to Registrant's Registration Statement on
                        Form N-1A (File No. 33-58041), filed with the SEC on
                        September 25, 1998.
           (d)(43)    Investment Sub-Advisory Agreement between SIMC and Artisan
                        Partners Limited Partnership with respect to the Small Cap
                        Fund is herein incorporated by reference to
                        Exhibit (d)(43) of Post-Effective Amendment No. 4 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on July 16, 1999.
           (d)(44)    Investment Sub-Advisory Agreement between SIMC and Sawgrass
                        Asset Management, LLC with respect to the Small Cap Fund
                        is herein incorporated by reference to Exhibit (d)(44) of
                        Post-Effective Amendment No. 4 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041)
                        filed with the SEC on July 16, 1999.
           (d)(45)    Investment Sub-Advisory Agreement between SIMC and Nomura
                        Corporate Research and Asset Management Inc. with respect
                        to the High Yield Bond Fund is herein incorporated by
                        reference to Exhibit (d)(45) of Post-Effective Amendment
                        No. 7 to Registrant's Registration Statement on Form N-1A
                        (File No. 33-58041) filed with the SEC on September 28,
                        2001.
           (d)(46)    Investment Sub-Advisory Agreement between SIMC and Security
                        Capital Research & Management Incorporated with respect to the Small Cap Value Fund is herein incorporated by
                        reference to Exhibit (d)(46) of Post-Effective Amendment
                        No. 5 to Registrant's Registration Statement on Form N-1A
                        (File No. 33-58041) filed with the SEC on September 28,
                        1999.
           (d)(47)    Investment Sub-Advisory Agreement between SIMC and The
                        Boston Company Asset Management with respect to the
                        Emerging Markets Equity Fund is herein incorporated by
                        reference to Exhibit (d)(47) of Post-Effective Amendment
                        No. 6 to Registrant's Registration Statement on Form N-1A
                        (File No. 33-58041) filed with the SEC on September 27,
                        2000.
           (d)(48)    Investment Sub-Advisory Agreement between SIMC and Chartwell
                        Investment Partners with respect to the Small Cap Fund is
                        herein incorporated by reference to Exhibit (d)(48) of
                        Post-Effective Amendment No. 6 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041)
                        filed with the SEC on September 27, 2000.
           (d)(49)    Investment Sub-Advisory Agreement between SIMC and Iridian
                        Asset Management LLC with respect to the Large Cap and
                        Large Cap Value Funds is herein incorporated by reference
                        to Exhibit (d)(49) of Post-Effective Amendment No. 6 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on September 27, 2000.
           (d)(50)    Investment Sub-Advisory Agreement between SIMC and Jardine
                        Fleming International Management, Inc. with respect to the
                        International Equity Fund is herein incorporated by
                        reference to Exhibit (d)(50) of Post-Effective Amendment
                        No. 7 to Registrant's Registration Statement on Form N-1A
                        (File No. 33-58041) filed with the SEC on September 28,
                        2001.

                                      C-6
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
           (d)(51)    Investment Sub-Advisory Agreement between SIMC and Martin
                        Currie Inc. with respect to the International Equity Fund
                        is herein incorporated by reference to Exhibit (d)(51) of
                        Post-Effective Amendment No. 7 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041)
                        filed with the SEC on September 28, 2001.
           (d)(52)    Investment Sub-Advisory Agreement between SIMC and McKinley
                        Capital Management Inc. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(52) of
                        Post-Effective Amendment No. 6 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041)
                        filed with the SEC on September 27, 2000.
           (d)(53)    Investment Sub-Advisory Agreement between SIMC and David J.
                        Greene and Company, LLC with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(53) of
                        Post-Effective Amendment No. 7 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041)
                        filed with the SEC on September 28, 2001.
           (d)(54)    Investment Sub-Advisory Agreement between SIMC and Deutsche
                        Asset Management, Inc. with respect to the Large Cap and
                        Large Cap Value Funds is herein incorporated by reference
                        to Exhibit (d)(54) of Post-Effective Amendment No. 7 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on September 28, 2001.
           (d)(55)    Investment Sub-Advisory Agreement between SIMC and
                        Duncan-Hurst Capital Management Inc. with respect to the
                        Large Cap and Large Cap Growth Funds is herein
                        incorporated by reference to Exhibit (d)(55) of
                        Post-Effective Amendment No. 7 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041)
                        filed with the SEC on September 28, 2001.
           (d)(56)    Investment Sub-Advisory Agreement between SIMC and Morgan
                        Stanley Investment Management Inc. with respect to the
                        International Equity Fund is herein incorporated by
                        reference to Exhibit (d)(56) of Post-Effective Amendment
                        No. 7 to Registrant's Registration Statement on Form N-1A
                        (File No. 33-58041) filed with the SEC on September 28,
                        2001.
           (d)(57)    Investment Sub-Advisory Agreement between SIMC and Peregrine
                        Capital Management Inc. with respect to the Large Cap and
                        Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment No. 7 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on September 28, 2001.
           (d)(58)    Investment Sub-Advisory Agreement between SIMC and Sanford
                        C. Bernstein & Co., LLC, as revised October 2, 2000, with
                        respect to the Large Cap and Large Cap Value Funds is
                        herein incorporated by reference to Exhibit (d)(58) of
                        Post-Effective Amendment No. 7 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041)
                        filed with the SEC on September 28, 2001.
           (d)(59)    Investment Sub-Advisory Agreement between SIMC and Shenkman
                        Capital Management with respect to the High Yield Bond
                        Fund is herein incorporated by reference to
                        Exhibit (d)(59) of Post-Effective Amendment No. 7 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on September 28, 2001.
           (d)(60)    Investment Sub-Advisory Agreement between SIMC and Sterling
                        Capital Management with respect to the Small Cap Fund is
                        herein incorporated by reference to Exhibit (d)(60) of
                        Post-Effective Amendment No. 7 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041)
                        filed with the SEC on September 28, 2001.

                                      C-7
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
           (d)(61)    Investment Sub-Advisory Agreement between SIMC and
                        Transamerica Investment Management, LLC with respect to
                        the Large Cap and Large Cap Growth Funds is herein
                        incorporated by reference to Exhibit (d)(61) of
                        Post-Effective Amendment No. 7 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041)
                        filed with the SEC on September 28, 2001.
           (e)        Distribution Agreement between the Trust and SEI Investments
                        Distribution Co. (formerly "SEI Financial Services
                        Company") as previously filed with Registrant's
                        Pre-Effective Amendment No. 1 on Form N-1A (File
                        No. 33-58041), filed with the SEC on April 26, 1996 is
                        herein incorporated by reference to Exhibit (6) of Post-
                        Effective Amendment No. 2, filed with the SEC on
                        September 29, 1997.
           (f)        Not Applicable.
           (g)(1)     Custodian Agreement between the Trust and First Union
                        National Bank, N.A. with respect to the Trust's Large Cap,
                        Small Cap, Core Fixed Income and High Yield Bond Funds as
                        previously filed with Registrant's Pre-Effective Amendment
                        No. 2 on Form N-1A (File No. 33-58041), filed with the
                        SEC on June 7, 1996 is herein incorporated by reference to
                        Exhibit (8) of Post-Effective Amendment No. 2, filed with
                        the SEC on September 29, 1997.
           (g)(2)     Custodian Agreement between the Trust and State Street Bank and Trust Company is incorporated by reference to Exhibit
                        (8)(a) of Post-Effective Amendment No. 2 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041),
                        filed with the SEC on September 29, 1997.
           (h)        Administration Agreement dated June 14, 1996 between the
                        Trust and SEI Investments Fund Management as previously
                        filed with Registrant's Pre-Effective Amendment No. 1 on
                        Form N-1A (File No. 33-58041), filed with the SEC on
                        April 26, 1996 is herein incorporated by reference to
                        Exhibit (9)(a) Post-Effective Amendment No. 2, filed with
                        the SEC on September 29, 1997.
           (i)        Opinion and Consent of Counsel is herein incorporated by
                        reference to Exhibit (i) of Post-Effective Amendment
                        No. 7 to Registrant's Registration Statement on Form N-1A
                        (File No. 33-58041) filed with the SEC on September 28,
                        2001.
           (j)        Not applicable.
           (k)        Not Applicable.
           (l)        Not Applicable.
           (m)        Not Applicable.
           (n)        Not Applicable.
           (o)        Not Applicable.
           (p)(1)     The Code of Ethics for SEI Investments Company dated
                        December 2000 is incorporated by reference to Exhibit
                        (p)(1) of Post-Effective Amendment No. 3 of SEI Insurance
                        Products Trust's Registration Statement on Form N-1A (File
                        Nos. 333-70013 and 811-09183), filed with the SEC on April
                        27, 2001 (Accession #0000912057-01-511209).
           (p)(2)     The Code of Ethics for SEI Institutional Investments Trust
                        dated March 20, 2000 is herein incorporated by reference
                        to Exhibit (p)(2) of Post-Effective Amendment No. 33 of
                        SEI Institutional Managed Trust's Registration Statement
                        on Form N-1A (File Nos. 811-4878 and 33-9504), filed with
                        the SEC on July 3, 2000
                        (Accession #0000912057-00-030741).
           (p)(3)     The Code of Ethics for Acadian Asset Management, Inc. is
                        herein incorporated by reference to Exhibit (p)(3) of
                        Post-Effective Amendment No. 6 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041)
                        filed with the SEC on September 27, 2000.

                                      C-8
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           (p)(4)     The Code of Ethics for Alliance Capital Management, L.P. is
                        herein incorporated by reference to Exhibit (p)(3) of
                        Post-Effective Amendment No. 33 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                        2000 (Accession #0000912057-00-030741).
           (p)(5)     The Code of Ethics for Artisan Partners Limited Partnership
                        is herein incorporated by reference to Exhibit (p)(5) of
                        Post-Effective Amendment No. 33 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                        2000 (Accession #0000912057-00-030741).
           (p)(6)     The Code of Ethics for BlackRock Financial Management, Inc.
                        is herein incorporated by reference to Exhibit (p)(6) of
                        Post-Effective Amendment No. 33 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                        2000 (Accession #0000912057-00-030741).
           (p)(7)     The Code of Ethics for BlackRock International, Ltd. is
                        herein incorporated by reference to Exhibit (p)(4) of
                        Post-Effective Amendment No. 30 of SEI Institutional
                        International Trust's Registration Statement on Form N-1A
                        (File No. 33-22821), filed with the SEC on June 30, 2000.
           (p)(8)     The Code of Ethics for The Boston Company Asset Management
                        is herein incorporated by reference to Exhibit (p)(8) of
                        Post-Effective Amendment No. 6 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041)
                        filed with the SEC on September 27, 2000.
           (p)(9)     The Code of Ethics for Boston Partners Asset Management
                        Company, L.P. is herein incorporated by reference to
                        Exhibit (p)(7) of Post-Effective Amendment No. 33 of SEI
                        Institutional Managed Trust's Registration Statement on
                        Form N-1A (File Nos. 811-4878 and 33-9504), filed with the
                        SEC on July 3, 2000 (Accession #0000912057-00-030741).
           (p)(10)    The Code of Ethics for Capital Guardian Trust Company is
                        herein incorporated by reference to Exhibit (p)(5) of
                        Post-Effective Amendment No. 30 of SEI Institutional
                        International Trust's Registration Statement on Form N-1A
                        (File No. 33-22821), filed with the SEC on June 30, 2000.
           (p)(11)    The Code of Ethics for Chartwell Investment Partners is
                        herein incorporated by reference to Exhibit (p)(11) of
                        Post-Effective Amendment No. 6 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041)
                        filed with the SEC on September 27, 2000.
           (p)(12)    The Code of Ethics for Credit Suisse Asset Management
                        LLC/Americas is herein incorporated by reference to
                        Exhibit (p)(5) of Post-Effective Amendment No. 33 of SEI
                        Institutional Managed Trust's Registration Statement on
                        Form N-1A (File Nos. 811-4878 and 33-9504), filed with the
                        SEC on July 3, 2000 (Accession #0000912057-00-030741).
           (p)(13)    The Code of Ethics for Iridian Asset Management LLC is
                        herein incorporated by reference to Exhibit (p)(13) of
                        Post-Effective Amendment No. 6 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041)
                        filed with the SEC on September 27, 2000.
           (p)(14)    The Code of Ethics for Jardine Fleming International
                        Management, Inc. is herein incorporated by reference to
                        Exhibit (p)(14) of Post-Effective Amendment No. 6 to
                        Registrant's Registration Statement on Form N-1A (File No.
                        33-58041) filed with the SEC on September 27, 2000.

                                      C-9
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           (p)(15)    The Code of Ethics for LSV Asset Management, L.P. is herein incorporated by reference to Exhibit (p)(9) of
                        Post-Effective Amendment No. 33 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                        2000 (Accession #0000912057-00-030741).
           (p)(16)    The Code of Ethics for Martin Currie Inc. is herein
                        incorporated by reference to Exhibit (p)(16) of
                        Post-Effective Amendment No. 6 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041)
                        filed with the SEC on September 27, 2000.
           (p)(17)    The Code of Ethics for Mazama Capital Management, Inc. is
                        herein incorporated by reference to Exhibit (p)(11) of
                        Post-Effective Amendment No. 33 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                        2000 (Accession #0000912057-00-030741).
           (p)(18)    The Code of Ethics for Mellon Equity Associates, LLP is
                        herein incorporated by reference to Exhibit (p)(12) of
                        Post-Effective Amendment No. 33 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                        2000 (Accession #0000912057-00-030741).
           (p)(19)    The Code of Ethics for McKinley Capital Management Inc. is
                        herein incorporated by reference to Exhibit (p)(19) of
                        Post-Effective Amendment No. 6 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041)
                        filed with the SEC on September 27, 2000.
           (p)(20)    The Code of Ethics, for Morgan Stanley Investment Management
                        Inc. is herein incorporated by reference to
                        Exhibit (p)(20) of Post-Effective Amendment No. 7 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on September 28, 2001.
           (p)(21)    The Code of Ethics for Nicholas-Applegate Capital Management
                        is herein incorporated by reference to Exhibit (p)(13) of
                        Post-Effective Amendment No. 33 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                        2000 (Accession #0000912057-00-030741).
           (p)(22)    The Code of Ethics for Nomura Corporate Resesarch & Asset
                        Management is herein incorporated by reference to
                        Exhibit (p)(14) of Post-Effective Amendment No. 33 of SEI
                        Institutional Managed Trust's Registration Statement on
                        Form N-1A (File Nos. 811-4878 and 33-9504), filed with the
                        SEC on July 3, 2000 (Accession #0000912057-00-030741).
           (p)(23)    The Code of Ethics for Oechsle International Advisors, LLC
                        is herein incorporated by reference to Exhibit (p)(10) of
                        Post-Effective Amendment No. 30 of SEI Institutional
                        International Trust's Registration Statement on Form N-1A
                        (File No. 33-22821), filed with the SEC on June 30, 2000.
           (p)(24)    The Code of Ethics for Provident Investment Counsel, Inc. is
                        herein incorporated by reference to Exhibit (p)(15) of
                        Post-Effective Amendment No. 33 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                        2000 (Accession #0000912057-00-030741).
           (p)(25)    The Code of Ethics for Robert W. Baird & Co., Incorporated
                        is herein incorporated by reference to Exhibit (p)(23) of
                        Post-Effective Amendment No. 33 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                        2000 (Accession #0000912057-00-030741).

                                      C-10
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
           (p)(26)    The Code of Ethics for RS Investment Management, L.P. is
                        herein incorporated by reference to Exhibit (p)(16) of
                        Post-Effective Amendment No. 33 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                        2000 (Accession #0000912057-00-030741).
           (p)(27)    The Code of Ethics for Sanford Bernstein & Co., Inc. is
                        herein incorporated by reference to Exhibit (p)(17) of
                        Post-Effective Amendment No. 33 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                        2000 (Accession #0000912057-00-030741).
           (p)(28)    The Code of Ethics for Sawgrass Asset Management, L.L.C. is
                        herein incorporated by reference to Exhibit (p)(18) of
                        Post-Effective Amendment No. 33 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                        2000 (Accession #0000912057-00-030741).
           (p)(29)    The Code of Ethics for Security Capital Research &
                        Management Incorporated is herein incorporated by
                        reference to Exhibit (p)(19) of Post-Effective Amendment
                        No. 33 of SEI Institutional Managed Trust's Registration
                        Statement on Form N-1A (File Nos. 811-4878 and 33-9504),
                        filed with the SEC on July 3, 2000
                        (Accession #0000912057-00-030741).
           (p)(30)    The Code of Ethics for Schroder Investment Management North
                        America Inc. is herein incorporated by reference to
                        Exhibit (p)(14) of Post-Effective Amendment No. 30 of SEI
                        Institutional International Trust's Registration Statement
                        on Form N-1A (File No. 33-22821), filed with the SEC on
                        June 30, 2000.
           (p)(31)    The Code of Ethics for Strategic Fixed Income, LLC is herein incorporated by reference to Exhibit (p)(13) of
                        Post-Effective Amendment No. 30 of SEI Institutional
                        International Trust's Registration Statement on Form N-1A
                        (File No. 33-22821), filed with the SEC on June 30, 2000.
           (p)(32)    The Code of Ethics for TCW Investment Management Company is
                        herein incorporated by reference to Exhibit (p)(20) of
                        Post-Effective Amendment No. 33 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                        2000 (Accession #0000912057-00-030741).
           (p)(33)    The Code of Ethics for Wall Street Associates is herein
                        incorporated by reference to Exhibit (p)(21) of
                        Post-Effective Amendment No. 33 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                        2000 (Accession #0000912057-00-030741).
           (p)(34)    The Code of Ethics for Western Asset Management Company is
                        herein incorporated by reference to Exhibit (p)(22) of
                        Post-Effective Amendment No. 33 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                        2000 (Accession #0000912057-00-030741).
           (p)(35)    The Code of Ethics for David J. Greene and Company, LLC is
                        herein incorporated by reference to Exhibit (p)(24) of
                        Post-Effective Amendment No. 34 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        No. 33-9504), filed with the SEC on July 14, 2000
                        (Accession #0000912057-00-032065).
           (p)(36)    The Code of Ethics for Deutsche Asset Management, Inc. is
                        herein incorporated by reference to Exhibit (p)(3) of
                        Post-Effective Amendment No. 46 of SEI Tax Exempt Trust's
                        Registration Statement on Form N-1A (File No. 2-76690),
                        filed with the SEC on October 13, 2000
                        (Accession #0000912057-00-044754).

           (p)(37)    The Code of Ethics for Duncan-Hurst Capital Management Inc.
                        is herein incorporated by reference to Exhibit (p)(29) of Post-Effective Amendment No. 36 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        No. 33-9504), filed with the SEC on January 29, 2001
                        (Accession #0000912057-01-003276).
           (p)(38)    The Code of Ethics for Peregrine Capital Management Inc. is
                        herein incorporated by reference to Exhibit (p)(30) of Post-Effective Amendment No. 36 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        No. 33-9504), filed with the SEC on January 29, 2001
                        (Accession #0000912057-01-003276).
           (p)(39)    The Code of Ethics for Shenkman Capital Management is herein incorporated by reference to Exhibit (p)(39) of Post-Effective Amendment No. 7 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 28, 2001.
           (p)(40)    The Code of Ethics for Sterling Capital Management is herein incorporated by reference to Exhibit (p)(31) of Post-Effective Amendment No. 36 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        No. 33-9504), filed with the SEC on January 29, 2001
                        (Accession #0000912057-01-003276).
           (p)(41)    The Code of Ethics for Transamerica Investment Management,
                        LLC is herein incorporated by reference to Exhibit (p)(41) of Post-Effective Amendment No. 7 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on September 28, 2001.
           (q)        Powers of Attorney for Robert A. Nesher, William M. Doran,
                        George J. Sullivan, Jr., F. Wendell Gooch, Rosemarie B.
                        Greco, Mark E. Nagle, James M. Storey and Edward D.
                        Loughlin are herein incorporated by reference to Exhibit (q) of Post-Effective Amendment No. 7 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on September 28, 2001.

ITEM 24.

    See the Prospectus and Statement of Additional Information filed herewith regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Investments Company which also controls the Distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

ITEM 25.  INDEMNIFICATION:

    Article VIII of the Agreement and Declaration of Trust is filed as
Exhibit 1 to the Registration Statement. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suite or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER AND SUB-ADVISERS:

    Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the adviser and each sub-adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

ALLIANCE CAPITAL MANAGEMENT L.P.

    Alliance Capital Management L.P. is an investment sub-adviser for the Registrant's Large Cap and Large Cap Growth Funds. The principal address of Alliance Capital Management L.P. is 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital Management L.P. is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Alliance Capital Management                 --                             --
  Holding L.P.
Limited Partner of Alliance
  Capital

Alliance Capital Management    Alliance Capital Management    General Partner
  Corporation ("ACMC")           Holding L.P.
General Partner of Alliance
  Capital

The Equitable Life Assurance                --                             --
  Society of the United
  States ("ELAS")
Parent of General Partner

AXA Financial, Inc. ("AXF")                 --                             --
Parent of ELAS

David Remson Brewer, Jr.       ACMC                           Director/Executive Officer
Sr. Vice President & General
  Counsel

Donald Hood Brydon             AXA Investment Managers S.A.   Chairman & Chief Executive
Director                                                        Officer

                               ACMC                           Director/Executive Officer

Bruce William Calvert          AXA                            Director
Chairman of the Board & CEO    ELAS                           Director

                               ACMC                           Director/Executive Officer

Henri Castries                 AXA                            Chairman, Management Board
Director                       ELAS                           Director

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               AXF                            Chairman of the Board

                               ACMC                           Director/Executive Officer

John Donato Carifa             ACMC                           Director/Executive Officer
President, COO, Director

Christopher M. Condron         AXF                            Director, President, Chief
Director                                                        Executive Officer

                               ELAS                           Chairman, CEO

Denis Duverne                  AXA                            Group Executive Vice
Director                                                        President Finance, Control
                                                                and Strategy

                               ACMC                           Director/Executive Officer

Richard S. Dziadzio            ACMC                           Director/Executive Officer
Director

Alfred Harrison                ACMC                           Director/Executive Officer
Vice Chairman

Roger Hertog                   ACMC                           Director/Executive Officer
Vice Chairman

Benjamin Duke Holloway         Continental Companies          Financial Consultant
Director

                               ACMC                           Director/Executive Officer

Robert Henry Joseph, Jr.       ACMC                           Director/Executive Officer
Sr. Vice Pres., CFO

W. Edwin Jarmain               Jarmain Group Inc.             President
Director

Lewis A. Sanders               ACMC                           Director/Executive Officer
Vice Chairman, Chief
  Investment Officer

Peter J. Tobin                 Tobin College of Business      Dean
Director                         Administration

Peter D. Noris                 AXF                            Executive Vice President,
Director                                                        Chief Investment Officer

                               ELAS                           Executive Vice President,
                                                                Chief Investment Officer

                               ACMC                           Director/Executive Officer

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Gerald M. Lieberman            ACMC                           Director/Executive Officer
Executive Vice President,
  Finance and Operations

Frank Savage                   Savage Holdings LLC            Chief Executive Officer
Director

                               ACMC                           Director/Executive Officer

Stanley B. Tulin               AXF                            Vice Chairman & Chief
Director                                                        Financial Officer

                               ACMC                           Director/Executive Officer

                               ELAS                           Vice Chairman & CFO

Dave Harrel Williams           White Williams Private Equity  Chairman, Managing Board
Chairman Emeritus                Partners GmbH

                               ACMC                           Director/Executive Officer

Kathleen A. Corbet             ACMC                           Director/Executive Officer
Executive Vice President &
  CEO, Alliance Fixed Income
  Investors

ARTISAN PARTNERS LIMITED PARTNERSHIP

    Artisan Partners Limited Partnership is a sub-adviser for the Registrant's Small Cap Value Fund. The principal business address of Artisan Partners Limited Partnership is 1000 North Water Street, Suite 1770, Milwaukee, WI 53202. Artisan Partners Limited Partnership is an investment adviser registered under the Adviser Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY           POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Andrew A. Ziegler              Artisan Distributors LLC       President
  Chief Executive Office

                               Artisan Investment             Director, President
                                 Corporation,
                                 Artisan's general partner

Lawrence A. Totsky             Artisan Distributors LLC       CFO
  Chief Financial Officer

                               Artisan Investment             CFO
                                 Corporation

Carlene M. Ziegler             Heidrick + Struggles           Independent Director
  Managing Director &
  Portfolio Manager

                               Artisan Investment             Director, Vice President
                                 Corporation

                               Heidrick & Struggles           Independent Director
                                 International, Inc.

      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY           POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------

BLACKROCK FINANCIAL MANAGEMENT, INC.

    BlackRock Financial Management, Inc. ("BlackRock") is an investment sub-adviser for the Registrant's Core Fixed Income Fund. The principal business address of BlackRock is 345 Park Avenue, 30th Floor, New York, New York 10154. BlackRock is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Paul L. Audet                  BlackRock International, Ltd.  Chief Financial Officer,
Chief Financial Officer &                                       Managing Director
  Managing Director

                               BlackRock Financial            Chief Financial Officer,
                                 Management, Inc.               Managing Director

                               BlackRock Advisors, Inc.       Chief Financial Officer,
                                                                Managing Director

                               BlackRock (Japan) Inc.         Chief Financial Officer,
                                                                Managing Director

                               BlackRock Institutional        Chief Financial Officer,
                                 Management Corporation         Managing Director

                               BlackRock, Inc.                Chief Financial Officer,
                                                                Managing Director

                               PNC Asset Management, Inc.     Chief Financial Officer,
                                                                Managing Director

                               PNC Investment                 Chief Financial Officer,
                                 Holdings, Inc.                 Managing Director

Bartholomew Angelo Battista    BlackRock Financial            Vice President, Regulatory
Director, Regulatory             Management, Inc.               Compliance
  Compliance

                               BlackRock Advisors, Inc.       Vice President, Regulatory
                                                                Compliance

                               BlackRock (Japan) Inc.         Vice President, Regulatory
                                                                Compliance

                               BlackRock International, Ltd.  Vice President, Regulatory
                                                                Compliance

                               BlackRock Institutional        Vice President, Regulatory
                                 Management Corporation         Compliance

Robert Peter Connolly          BlackRock, Inc.                General Counsel
Managing Director, General
  Counsel & Secretary

                               BlackRock Financial            Managing Director, Counsel,
                                 Management, Inc.               Secretary

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               BlackRock Advisors, Inc.       Managing Director, Counsel,
                                                                Secretary

                               BlackRock (Japan) Inc.         Managing Director, Counsel,
                                                                Secretary

                               BlackRock International, Ltd.  Managing Director, Counsel,
                                                                Secretary

                               BlackRock Institutional        Managing Director, Counsel,
                                 Management Corporation         Secretary

                               Provident Advisers, Inc.       General Counsel, Assistant
                                                                Secretary

Laurence Douglas Fink          BlackRock, Inc.                Chairman, CEO
Chairman & CEO

                               BlackRock Financial            Chairman, CEO
                                 Management, Inc.

                               BlackRock Advisors, Inc.       CEO

                               BlackRock (Japan) Inc.         Chairman, CEO

                               BlackRock International, Ltd   Chairman, CEO

                               BlackRock Institutional        CEO
                                 Management Corporation

Henry Gabbay                   BlackRock Financial            Managing Director, Portfolio
Managing Director, Portfolio     Management, Inc.               Compliance
  Compliance

                               BlackRock, Inc.                Managing Director, Portfolio
                                                                Compliance

                               BlackRock Advisors, Inc.       Managing Director, Portfolio
                                                                Compliance

                               BlackRock (Japan) Inc.         Managing Director, Portfolio
                                                                Compliance

                               BlackRock International, Ltd.  Managing Director, Portfolio
                                                                Compliance

                               BlackRock Institutional        Managing Director, Portfolio
                                 Management Corporation         Compliance

                               Provident Advisers, Inc.       Chief Compliance Officer

THE BOSTON COMPANY ASSET MANAGEMENT, LLC

    The Boston Company Asset Management, LLC ("The Boston Company") is a sub-adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of The Boston Company is 1 Boston Place, Boston, MA 02108-4402. The Boston Company is a registered investment adviser under the Advisers Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Francis D. Antin
Chief Executive Officer,
  Director

                               Certus Asset Advisors          Director and Chairman
                                 Corporation

                               Boston Safe Deposit and Trust  Senior Vice President
                                 Company

                               Mellon Growth Advisers LLC     President Director
                               TBCAM Holdings, LLC

D. Kirk Henry                  Boston Safe Deposit and Trust  Senior Vice President
Senior Vice President            Company

                               The Dreyfus Corporation        Portfolio Manager

CAPITAL GUARDIAN TRUST COMPANY

    Capital Guardian Trust Company ("CGTC") is a sub-adviser for the Registrant's International Equity Fund. The principal business address of CGTC is 630 5th Avenue 36th Floor, New York, New York 10111. CGTC is a California trust company and is exempt from registration under the Advisers Act.

   NAME AND POSITION
WITH INVESTMENT ADVISER        NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------  ---------------------------------   --------------------------------
Andrew F. Barth          Capital Research and Management     Director
  Director               Company

                         Capital International               Director, President and Research
                         Research, Inc.                        Director

Michael D. Beckman       Capital Guardian Trust Company of   Director
  Director, Senior Vice  Nevada
  President and
  Treasurer

                         Capital International               Treasurer
                         Research, Inc.

                         Capital Guardian Research Company   Treasurer

                         Capital Guardian (Canada) Inc.      Director, Treasurer

                         Capital International Asset         Director, President
                         Management, Inc.

                         Capital International Financial     President, Treasurer
                         Services, Inc.

                         Capital International Asset         Chief Financial Officer,
                         Management (Canada), Inc.             Secretary

   NAME AND POSITION
WITH INVESTMENT ADVISER        NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------  ---------------------------------   --------------------------------
                         Capital Group                       Senior Vice President
                         International, Inc.

                         Capital Bank and Trust Company      Senior Vice President, Chief
                                                               Financial Officer

Michael A. Burik         Capital International, Inc.         Senior Vice President, General
  Senior Vice                                                  Counsel
  President, General
  Counsel

                         Capital International Financial     Vice President, Secretary
                         Services, Inc.

Elizabeth A. Burns                      --                                  --
  Senior Vice President

Larry P. Clemmensen      American Funds                      Director
  Director               Distributors, Inc.

                         American Funds Service Company      Director, Chairman

                         The Capital Group                   Director, President
                         Companies, Inc.

                         Capital Management                  Director, President
                         Services, Inc.

                         Capital Research and Management     Director, Senior Vice President
                         Company

                         Capital Strategy, Inc.              Treasurer

Kevin G. Clifford        American Funds                      Director, President
  Director               Distributors, Inc.

Roberta A. Conroy        Capital International, Inc.         Senior Vice President, Senior
  Director, Senior Vice                                        Counsel and Secretary
  President and Senior
  Counsel

                         Capital Group                       Secretary
                         International, Inc.

John B. Emerson          Capital Guardian Trust Company, a   Director, Executive Vice
  Senior Vice President  Nevada Corporation                    President

Michael R. Ericksen      Capital International Limited       Director, Senior Vice President
  Director, Senior Vice
  President

David I. Fisher          Capital International, Inc.         Director, Vice Chairman
  Director, Chairman

                         Capital International Limited       Director, Vice Chairman

                         Capital International K.K.          Director, Vice Chairman

                         Capital Group                       Director, Chairman
                         International, Inc.

                         Capital International Limited       Director, President
                         (Bermuda)

                         The Capital Group                   Director
                         Companies, Inc.

                         Capital International Research      Director
                         and Management Company

Clive N. Gershon                        --                                  --
  Senior Vice President

   NAME AND POSITION
WITH INVESTMENT ADVISER        NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------  ---------------------------------   --------------------------------
Richard N. Havas         Capital International, Inc.         Senior Vice President
  Senior Vice President

                         Capital International Limited       Senior Vice President

                         Capital International S.A.          Senior Vice President

                         Capital Guardian (Canada), Inc.     Director, Senior Vice President

                         Capital International Asset         Director
                         Management (Canada), Inc.

Frederick M. Hughes,                    --                                  --
  Jr.
  Senior Vice President

William H. Hurt          Capital Guardian Trust Company, a   Director, Chairman
  Director, Senior Vice  Nevada Corporation
  President

                         Capital Strategy Research, Inc.     Director, Chairman

Peter C. Kelly           Capital International, Inc.         Director, Senior Vice President
  Senior Vice
  President, Senior
  Counsel

Charles A. King                         --                                  --
  Senior Vice President

Robert G. Kirby          The Capital Group                   Senior Partner
  Chairman Emeritus      Companies, Inc.

Nancy J. Kyle            Capital Guardian (Canada), Inc.     Director, President
  Director, Senior Vice
  President

Karin L. Larson          The Capital Group                   Director
  Director               Companies, Inc.

                         Capital Group Research, Inc.        Director

                         Capital Guardian Research Company   Director, Chairman

                         Capital International               Director, Chairman
                         Research, Inc.

Lianne K. Mair                          --                                  --
  Senior Vice President

James R. Mulally         Capital International Limited       Senior Vice President
  Director, Senior Vice
  President

                         Capital Research Company            Vice President

Shelby Notkin            Capital Guardian Trust Company, a   Director
  Senior Vice President  Nevada Corporation

Mary M. O'Hern           Capital International Limited       Senior Vice President
  Senior Vice President

                         Capital International, Inc.         Vice President

Jeffrey C. Paster                       --                                  --
  Senior Vice President

   NAME AND POSITION
WITH INVESTMENT ADVISER        NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------  ---------------------------------   --------------------------------
Robert V. Pennington     Capital Guardian Trust Company, a   Director, President
  Senior Vice President  Nevada Corporation

Jason M. Pilalas         Capital International               Senior Vice President
  Director               Research, Inc.

George L. Romine, Jr.                   --                                  --
  Senior Vice President

Robert Ronus             Capital Guardian (Canada), Inc.     Director, Chairman
  Director, President

                         The Capital Group                   Director
                         Companies, Inc.

                         Capital Group                       Director
                         International, Inc.

                         Capital International, Inc.         Senior Vice President

                         Capital International Limited       Senior Vice President

                         Capital International S.A.          Senior Vice President

James F. Rothenberg      American Funds                      Director
  Director               Distributors, Inc.

                         American Funds Service Company      Director

                         The Capital Group                   Director
                         Companies, Inc.

                         Capital Group Research, Inc.        Director

                         Capital Management                  Director
                         Services, Inc.

                         Capital Research and                Director, President
                         Management, Inc.

Theodore R. Samuels      Capital International               Director
  Director, Senior Vice  Research, Inc.
  President

Lionel A. Savage         Capital International, Inc.         Senior Vice President
  Director, Senior Vice
  President

John H. Seiter                          --                                  --
  Director, Executive
  Vice President

Eugene P. Stein                         --                                  --
  Director, Executive
  Vice President

Phil A. Swan                            --                                  --
  Senior Vice President

Shaw B. Wagener          The Capital Group                   Director
  Director               Companies, Inc.

                         Capital International Management    Director
                         Company S. A.

                         Capital International, Inc.         Director, President

                         Capital Group                       Director, Senior Vice President
                         International, Inc.

   NAME AND POSITION
WITH INVESTMENT ADVISER        NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------  ---------------------------------   --------------------------------
Eugene M. Waldron                       --                                  --
  Senior Vice President

Joanne Weckbacher                       --                                  --
  Senior Vice President

CHARTWELL INVESTMENT PARTNERS

    Chartwell Investment Partners ("Chartwell") is a sub-adviser for the Registrant's Small Cap Fund. The principal business address of Chartwell is 1235 Westlakes Drive, Suite 330, Berwyn, PA 19312. Chartwell is a registered investment adviser under the Advisers Act.

   NAME AND POSITION
WITH INVESTMENT ADVISER        NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------  ---------------------------------   --------------------------------
Michael J. McCloskey                    --                                  --
Managing Partner/
  Director of Client
  Services & Marketing

Kevin A. Melich                         --                                  --
Managing Partner/
  Portfolio Manager

Bernard P. Schaffer                     --                                  --
Managing Partner/
  Portfolio Manager

Edward N. Antoian        Zeke, L.P.                          General Partner
Partner/Portfolio
  Manager

Timothy J. Riddle                       --                                  --
Managing Partner/Chief
  Operating Officer

Terry F. Bovarnick                      --                                  --
Managing Partner/
  Portfolio Manager

David C. Dalrymple                      --                                  --
Managing Partner/
  Portfolio Manager

Winthrop S. Jessup                      --                                  --
Managing Partner/
  President

Harold A. Ofstie                        --                                  --
Managing Partner/
  Portfolio Manager

Michael D. Jones                        --                                  --
Managing Partner/
  Portfolio Manager

   NAME AND POSITION
WITH INVESTMENT ADVISER        NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------  ---------------------------------   --------------------------------
Leslie M. Varrelman                     --                                  --
Partner/Director of
  Fixed Income

John P. McNiff           Bobcat Partners                     Indirect Limited Partner
Indirect Limited
  Partner

Michael T. Kennedy       Bobcat Partners                     Indirect Limited Partner
Indirect Limited
  Partner

Babak Zenouzi                           --                                  --
Partner/Portfolio
  Manager

George H. Burwell                       --                                  --
Partner/Portfolio
  Manager

G. Gregory Hagar                        --                                  --
Partner/Chief Financial
  Officer

Bobcat Partners          Maverick Partners                   General Partner

DEUTSCHE ASSET MANAGEMENT INC.

    Deutsche Asset Management Inc. ("DAMI") is a sub-adviser for the Registrant's Large Cap, Large Cap Value and Large Cap Growth Funds. The principal business address of DAMI is 280 Park Avenue, New York, New York 10017. DAMI is a registered investment adviser under the Advisers Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Dean Barr                      Bankers Trust Company          Managing Director
President
                               ISMD                           Board Member

                               Qtrade                         Board Member

Joshua Weinrich                Bankers Trust Company          Managing Director
Senior Vice President
                               Pseudo Programs, Inc.          Director

DAVID J. GREENE & CO., LLC

    David J. Greene & Co., LLC ("D.J. Greene") is a sub-adviser to the Registrant's Small Cap Fund. The principal business address of D.J. Greene is 599 Lexington Avenue, 12th Floor New York, NY 10022. D.J. Greene is an investment adviser registered under the Advisers Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Michael C. Greene                           --                             --
Chief Executive Officer

      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Alan I. Greene                              --                             --
Chairman of Investment
  Committee

Marcia R. Dachs, CPA                        --                             --
Chief Financial Officer

E. Stephen Walsh                            --                             --
Chief Administrative Officer

David R. Pedowitz                           --                             --
Director of Research

Erwin A. Zeuschner                          --                             --
Director of Portfolio
  Management

Ralph Ruiz                                  --                             --
Director of Trading

Robert J. Ravitz, CFA                       --                             --
Controller, Vice President

Benjamin H. Nahum                           --                             --
Vice President

Jordan F. Posner                            --                             --
Vice President

Sara B. Ogiony                              --                             --
Assistant Vice President

John M. Collins                             --                             --
Assistant Vice President

James R. Greene                             --                             --
Senior Vice President

Stanley G. Lee, CFA                         --                             --
Vice President

Ruth S. Graham, CFP                         --                             --
Assistant Vice President

Clarissa Moore                              --                             --
Director of Marketing/ Client
  Service

Jack Estes                                  --                             --
Vice President

DUNCAN-HURST CAPITAL MANAGEMENT INC.

    Duncan-Hurst Capital Management Inc. ("Duncan-Hurst") is a sub-adviser for the Registrant's Large Cap and Large Cap Growth Fund. The principal business address of Duncan-Hurst is 4365 Executive

Drive, Suite 1520, San Diego, CA 92121. Duncan-Hurst is a registered investment adviser under the Advisers Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
William Hale Duncan, Jr.                    --                             --
CEO, Chairman, CFO

Frank Page Hurst                            --                             --
President

IRIDIAN ASSET MANAGEMENT LLC

    Iridian Asset Management LLC ("Iridian") is a sub-adviser for the Registrant's Large Cap and Large Cap Value Funds. The principal business address of Iridian is 276 Post Road West, Westport, CT 06880-4704. IAM is a registered investment adviser under the Advisers Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
David L. Cohen                 Arnhold and S. Bleichroeder    Portfolio Manager
Principal, Portfolio Manager     Advisers, Inc.

Jeffrey M. Elliott                          --                             --
Executive Vice President,
  Chief Operating Officer,
  and Secretary

Alice B. Hicks                              --                             --
Executive Vice President

Harold J. Levy                 Arnhold and S. Bleichroeder    Portfolio Manager
Principal, Portfolio Manager     Advisers, Inc.

JF INTERNATIONAL MANAGEMENT INC.

    JF International Management Inc. ("JFIMI") is a sub-adviser for the Registrant's International Equity Fund. The principal business address of JFIMI is 47/F, Jardine House, 1 Connaught Place, Hong Kong. JFIMI is a registered investment adviser under the Advisers Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Clive Stuart Brown             JF Asset Management (India)    Chairman
Director                         Private Limited
                               JF Asset Management (Taiwan)   Director
                                 Limited
                               JF Asset Managment             Director
                                 International Limited
                               JF Asset Management Limited    Director, Chief Executive
                                                                Officer
                               JF Capital Partners Holdings   Director
                                 Limited
                               JF India Management Limited    Director

      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Roger Peter Frederick Ellis    Ayudhya JF Asset Management    Director
Director                         Limited

                               Jardine Fleming Capital        Director
                                 Partners Ltd.

                               JF Asset Management Limited    Director

                               JF Private Investments         Director
                                 Limited

                               Solucky Limited                Director

A. Douglas Eu                  Ayudhya JF Asset Management    Director
Chief Operations Officer         Limited

                               Jardine Fleming China Region   President, Class II
                                 Fund, Inc.

                               Jardine Fleming India          President, Class III
                                 Fund, Inc.

                               JF Capital Partners Holdings   Director
                                 Limited

                               JF Phillipine Fund Inc.        Director

LSV ASSET MANAGEMENT

    LSV Asset Management ("LSV") is an investment sub-adviser for the Registrant's Large Cap Value, Small Cap and Large Cap Funds. The principal business address of LSV is 200 West Madison Street, Chicago, Illinois 60606. LSV is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Josef Lakonishok               University of Illinois         Professor of Finance
Portfolio Manager

Andrei Shleiffer               Harvard University             Professor of Economics
Partner

Robert Vishny                  University of Chicago          Professor of Finance
Portfolio Manager

MARTIN CURRIE INC.

    Martin Currie Inc. ("Martin Currie") is a sub-adviser for the Registrant's International Equity Fund. The principal business address of Martin Currie is Saltire Court, 20 Castle Terrace, Edinburgh EH12ES. IAM is a registered investment adviser under the Advisers Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
James Keith Ross Falconer      Martin Currie Unit Trusts      Chairman
Director/Vice President          Limited

                               3i Smaller Quoted Companies    Director
                                 Trust plc

                               Edinburgh International        Director
                                 Investment Trust Limited

                               Martin Currie Absolute Return  Director
                                 Funds Limited

                               Martin Currie Global           Director
                                 Investors Limited

                               Martin Currie Investment       Director
                                 Management Limited

                               Martin Currie Limited          Director

                               Martin Currie Management       Director
                                 Limited

                               Martin Currie Services         Director
                                 Limited

                               Moorgate Investment            Director
                                 Management Limited

                               The Western Canada Investment  Director
                                 Company Limited

Patrick Joseph Scott-Plummer   Martin Currie Limited          Director, Chairman
Director/Vice President

                               Martin Currie Private Clients  Chairman
                                 Limited

                               Saltire Private Fund Managers  Chairman
                                 Limited

                               Candover Investments plc       Director

                               Edinburgh International        Director
                                 Investment Trust Limited

                               Indian Opportunities Fund      Director
                                 (Mauritius) Ltd.

                               Indian Opportunities Fund      Director
                                 Ltd.

                               Martin Currie Global           Director
                                 Investors Limited

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Martin Currie Investment       Director
                                 Management Limited

                               Martin Currie Portfolio        Director
                                 Investment Trust plc

                               Martin Currie Private Clients  Director
                                 Limited

                               Martin Currie Trustees         Director
                                 Limited

                               Saltire Private Fund Managers  Director
                                 Limited

                               Scottish Unit Managers         Director
                                 Limited

                               The Merchants Trust plc        Director

James MacGregor Ayton          Martin Currie Investment       Director
  Fairweather                    Management Ltd.
Director/Vice President

                               Martin Currie European         Director
                                 Investment Trust plc

                               Martin Currie Global           Director
                                 Investors Limited

                               Martin Currie Limited          Director

                               Martin Currie Unit Trusts      Director
                                 Limited

Allan Davidson MacLeod         Ardroil Consultancy Services   Director
Director/Vice President          Limited

                               Martin Currie Investment       Director
                                 Management Ltd.

                               Ardroil Investments Services   Director
                                 Limited

                               Martin Currie Global Funds     Director

                               Martin Currie Global           Director
                                 Investors Limited

Michael William Thomas         Martin Currie Investment       Director
Director/Vice President          Management Ltd.

                               Martin Currie Global Funds     Director

                               Martin Currie Global           Director
                                 Investors Limited

                               Martin Currie Japan            Director
                                 Investment Trust plc

                               Martin Currie Limited          Director

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Martin Currie Pacific          Director
                                 Investment Trust plc

James Grant Wilson             Martin Currie Investment       Director
Director/Vice President          Management Limited

                               Martin Currie Global Funds     Director

                               Martin Currie Global           Director
                                 Investors Limited

Timothy Julian Dalton Hall     Martin Currie Investment       Director
Director/Vice President          Management Limited

                               Martin Currie Business Trust   Director

                               Martin Currie Global           Director
                                 Investors Limited

                               Martin Currie Management       Director
                                 Limited

Colin Winchester               Martin Currie Investment       Director, Secretary
Secretary                        Management Ltd.

                               Edinburgh International        Secretary
                                 Investment Trust Limited

                               Martin Currie Global           Secretary
                                 Investors Limited

                               Martin Currie Limited          Director, Secretary

                               Martin Currie Trustees         Director, Secretary
                                 Limited

                               Moorgate Investment            Director, Secretary
                                 Management Limited

                               Scottish Unit Managers         Secretary
                                 Limited

                               The Western Canada Investment  Director, Secretary
                                 Company Limited

                               Martin Currie (Bermuda)        Director
                                 Limited

                               Martin Currie Management       Director
                                 Limited

                               Martin Currie Services         Director
                                 Limited

Julian Mark Campbell           Martin Currie Private Clients  Director, Secretary
  Livingston                     Limited
General Counsel

                               Martin Currie Services         Director, Secretary
                                 Limited

                               Saltire Private Fund Managers  Director, Secretary
                                 Limited

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Martin Currie (Bermuda)        Director
                                 Limited

Steven Nelson Johnson          Martin Currie Global           Director
Director/Vice President          Investors Limited

                               Martin Currie Investors        President
                                 Services, Inc.

Martin Brown                   Martin Currie Services Ltd.    Director
Director of Operations

Barry Robert Sargraves         Martin Currie Global           Director
Vice President                   Investments Limited

                               Martin Currie Investment       Director
                                 Management Limited

                               Martin Currie Limited          Director

Colin James Marshall Skinner   Martin Currie Gefinor Fund     Director
Vice President                   Management Co. SA

                               Martin Currie Global           Director
                                 Investors Limited

                               Martin Currie Investment       Director
                                 Management Limited

William Geddie Watt            Martin Currie Services         Chairman
President                        Limited

                               Martin Currie Global           Chief Executive Officer
                                 Investors Limited

                               Martin Currie Limited          Chief Executive Officer

                               Martin Currie Investment       Director
                                 Management Limited

                               Scottish Biomedical            Director
                                 Foundation Limited

                               Scottish Biomedical Research   Director
                                 Trust

Jean Marc Louis de Bolle       Martin Currie Global           Director
Vice President                   Investors Limited

                               Martin Currie Investment       Director
                                 Management Limited

                               The Egypt Fund Ltd.            Director

MAZAMA CAPITAL MANAGMENT, LLC

    Mazama Capital Managment, Inc. ("Mazama") is a sub-adviser for the Registrant's Small Cap Fund. The principal business address of Mazama is One SW Columbia Street, Suite 1860, Portland, Oregon 97258. Mazama is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Ronald Adair Sauer                          --                             --
Chairman, President, Senior-
  Portfolio Manager

Jill Ronne Collins                          --                             --
VP, Marketing

Brian Paul Alfrey                           --                             --
Director, VP, COO

Stephen Charles Brink                       --                             --
VP, Research

Helen McDonald Degener         The Mathes Company             VP, Portfolio Manager
Director, CIO

MCKINLEY CAPITAL MANAGEMENT INC.

    McKinley Capital Management, Inc. ("McKinley Capital") is a sub-adviser for the Registrant's Small Cap Fund. The principal business address of McKinley Capital is 3301 C Street, Suite 500, Anchorage, AK 99503. McKinley Capital is a registered investment adviser under the Advisers Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Robert B. Gillam               FAS Alaska, Inc.               Officer & Director
President, Chief Investment
  Officer

                               McKinley Offshore Management,  Director
                                 LTD

                               McKinley Market Neutral        Director
                                 Offshore Limited

                               McKinley Partners LLC          Manager

Diane M. Wilke                 FAS Alaska, Inc.               Officer & Director
Executive Vice President,
  Chief Operating Officer

                               McKinley Offshore Management,  Director
                                 LTD

                               McKinley Market Neutral        Director
                                 Offshore Limited

B. Thomas Willison                          --                             --
Director

Tamara L. Leitis                            --                             --
Assistant Vice President and
  HR Manager

MORGAN STANLEY INVESTMENT MANAGEMENT INC.

    Morgan Stanley Investment Management Inc. ("Morgan Stanley") is a sub-adviser for the Registrant's International Equity and Emerging Markets Equity Funds. The principal business address of Morgan Stanley is 1221 Avenue of the Americas, New York, NY 10020. Morgan Stanley is an investment adviser registered under the Adviser Act.

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Barton M. Biggs                                        --                                     --
Chairman, Director and
  Managing Director

Richard B. Worley
President, Director,
  and Managing Director

Frank P. L. Minard                    Morgan Stanley & Co.                   Managing Director
Managing Director, Member             Incorporated
  of Executive Committee

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT

    Nicholas-Applegate Capital Management ("Nicholas-Applegate") is an investment sub-adviser for the Small Cap and High Yield Bond Funds. The principal business address of Nicholas-Applegate is 600 West Broadway, Suite 2900, San Diego, California 92101. Nicholas-Applegate is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                                POSITION WITH
   WITH INVESTMENT ADVISER     BUSINESS AND OTHER CONNECTIONS          OTHER COMPANY
-----------------------------  ------------------------------  -----------------------------
Arthur Edward Nicholas         Nicholas-Applegate Holdings,    Chief Executive Officer
Chairman & Chief Executive       LLC
  Officer

                               Nicholas-Applegate Securities,  Chairman
                                 LP

                               Nicholas-Applegate              Chairman & Trustee
                                 Institutional Funds

                               Nicholas-Applegate Securities   President
                                 International LDC

                               Nicholas-Applegate US Growth    Director
                                 Equity Fund, Ltd.

                               Nicholas-Applegate Strategic    Director
                                 Opportunities, Ltd.

      NAME AND POSITION                                                POSITION WITH
   WITH INVESTMENT ADVISER     BUSINESS AND OTHER CONNECTIONS          OTHER COMPANY
-----------------------------  ------------------------------  -----------------------------
Edward Blake Moore, Jr.        Nicholas-Applegate Holdings,    Secretary and General Counsel
General Counsel                  LLC

                               Nicholas-Applegate Securities,  General Counsel and Secretary
                                 LLC

                               Nicholas-Applegate              President
                                 Institutional Funds

Marna P. Whittington, Ph.D     Nicholas-Applegate Holdings,    President
President                        LLC

                               Allianz Dresner Asset           Chief Operating Officer
                                 Management

                               Nicholas-Applegate Securities,  President
                                 LP

Eric Spencer Sagerman          Nicholas-Applegate Southeast    Director
Head of Global Marketing;        Asia Fund
  Executive Committee

                               Nicholas-Applegate India Fund,  Director
                                 Ltd PCC

William Charles Maher, CPA     Nicholas-Applegate Holdings,    Chief Financial Officer/
Chief Financial Officer          LLC                             Treasurer

                               Nicholas-Applegate              Treasurer
                                 Institutional Funds

                               Nicholas-Applegate Securities,  Chief Financial Officer
                                 LP

Catherine Somehegyi Nicholas                --                              --
Chief Investment Officer
  Global Equity Management

Peter James Johnson            Nicholas-Applegate Securities,  Vice President
Sr. Vice President, Director     LP
  of Institutional Sales

Scott Allan Long                            --                              --
Head of Global Operations

Victoria Proctor Hulick                     --                              --
Director of Compliance

Nicholas-Applegate Holdings,   Allianz Dresner Asset           Limited Partner
  LLC                            Management
Managing Member

Allianz Dresner Asset          Allianz of America, Inc.        Sole Shareholder
  Management
  Limited Partner

NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT, INC.

    Nomura Corporate Research and Asset Management, Inc. ("Nomura") is a sub-adviser for the Registrant's High Yield Bond Fund. The principal business address of Nomura is Two World Financial Center, Building B, 25th Floor, New York, New York 10281-1198. Nomura is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Robert Levine                               --                             --
Executive Managing Director,
President, CEO and Board
Member

Joseph Redmond Schmuckler      Nomura Securities              President, Chief Operating
Co-Chairman of Board             International, Inc.            Officer

David Crall                                 --                             --
Portfolio Manager, Director

Stephen Kotsen                              --                             --
Portfolio Manager, Vice
President

Seth Chadbourne                             --                             --
Portfolio Manager, Vice
President

Lance Fraser                                --                             --
Chief Operating Officer,
Managing Director

David Finlay                   Nomura Securities              Executive Managing Director,
Executive Managing Director,     International, Inc.            Chief Legal Officer, Board
Board Member and Chief Legal                                    Member
Officer

                               Nomura Holding America, Inc.   Executive Managing Director,
                                                                Chief Legal Officer, Board
                                                                Member

                               Capital Corporation of         General Counsel/Head of
                                 America                        Litigation

Hideyuki Takahashi             Nomura Securities              Chief Executive Officer
Board Member                     International, Inc.

Atsushi Yoshikawa              Nomura Securities              Chairman, Board Member
Co-Chairman of the Board         International, Inc.

OECHSLE INTERNATIONAL ADVISORS, LLC

    Oechsle International Advisors, LLC ("Oechsle") is a sub-adviser for the Registrant's International Equity Fund. The principal business address of Oechsle is One International Place, 23rd Floor, Boston, Massachusetts 02110. Oechsle is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
S. Dewey Keesler                            --                             --
CIO and Managing Principal

Stephen P. Langer                           --                             --
Managing Principal/Director
of Marketing

L. Sean Roche                               --                             --
COO and Managing Principal

Warren Walker                  Oechsle International          Portfolio Manager
Managing Principal/Portfolio     Advisers, Ltd.
Manager/Research Analyst

Steven Henry Schaefer          Oechsle International          Managing Director
Principal                        Advisers, Ltd.

John Francis Biagiotti                      --                             --
CFO/Principal

Paula Nicole Drake                          --                             --
General Counsel/Principal

Stephen J. Butters                          --                             --
Principal, Marketing and
Client Service

James P. Mcmillan                           --                             --
Principal, Marketing and
Client Service

Kathleen M. Harris                          --                             --
Principal, Portfolio Manager,
Research Analyst

Martina O. Vasconcelles                     --                             --
Principal, Portfolio Manager,
Research Analyst

Dana Martin                                 --                             --
Principal, Portfolio Manager,
Research Analyst

Peter Sanborn                               --                             --
Principal, Portfolio Manager,
Research Analyst

Robert E. O'Hare                            --                             --
Legal Counsel

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Martin Dyer                                 --                             --
Director of Compliance

PEREGRINE CAPITAL MANAGEMENT INC.

    Peregrine Capital Management Inc. ("Peregrine") is a sub-adviser for the Registrant's Large Cap and Large Cap Growth Funds. The principal business address of Peregrine is LaSalle Plaza, 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402-2018. Peregrine is a registered investment adviser under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
James Robert Campbell          Wells Fargo Company            Banking/ Commercial Lending/
Director                                                        Management

Robert Bruce Mersky                         --                             --
Chairman of the Board, CEO,
  President

Ronald George Hoffman                       --                             --
COO, CCO, CFO, Senior Vice
  President

William Daniel Giese                        --                             --
Senior Vice President,
  Portfolio Manager

Paul Edward von Kuster, III                 --                             --
Senior Vice President,
  Portfolio Manager

Patricia Deeney Burns                       --                             --
Senior Vice President
Portfolio Manager

Paul Robert Wurm                            --                             --
Senior Vice President
Equity Trader

John Sorensen Dale                          --                             --
Senior Vice President
Portfolio Manager

Jeannine McCormick                          --                             --
Senior Vice President
Investment Analyst

Barbara Kloepfer McFadden                   --                             --
Senior Vice President
Equity Trader

Gary Edward Nussbaum                        --                             --
Senior Vice President
Portfolio Manager

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Tasso Harry Coin                            --                             --
Senior Vice President
Portfolio Manager

Julie McDonell Gerend                       --                             --
Senior Vice President,
Client Service & Marketing

Daniel John Hagen                           --                             --
Senior Vice President
Associate Portfolio Manager

Jay Hendrickson Strohmaier                  --                             --
Senior Vice President,
Client Service & Marketing

James Patrick Ross                          --                             --
Senior Vice President,
Senior Portfolio Advisor

Douglas Gordon Pugh                         --                             --
Senior Vice President
Portfolio Manager

William Austen Grierson                     --                             --
Vice President and Investment
  Analyst

John Arthur Maschoff                        --                             --
Sr. Vice President
Client Service & Marketing

Jason Richard Ballsrud                      --                             --
Research Analyst

ROBERT W. BAIRD & CO., INCORPORATED

    Robert W. Baird & Co., Incorporated ("Baird") is a sub-adviser for the Registrant's Core Fixed Income Fund. The principal business address of Baird is 777 E. Wisconsin Avenue, Milwaukee, WI 53202. Baird is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Glen Fredrick Hackmann                      --                             --
Secretary

George Frederick Kasten, Jr.                --                             --
Chairman

Paul Edward Purcell                         --                             --
Director/President, Chief
  Executive Officer

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Leonard M. Rush                             --                             --
Chief Financial Officer

Edward J. Zore                 Northwestern Mutual Life       President & CEO
Director

Robert J. Berdan               Northwestern Mutual Life       V.P., General Counsel &
Director                                                        Secretary

RS INVESTMENT MANAGEMENT, L.P.

    RS Investment Management, L.P. ("RSIM") is an investment sub-adviser for the Registrant's Small Cap Fund. The principal business address of RSIM is
388 Market Street, Suite 200, San Francisco, California 94111. RSIM is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
George R. Hecht                RS Investment                  Director, President
CEO                              Management, Inc.

                               RS Investment Trust            CEO, Trustee

Paul H. Stephens               RS Value Group LLC             Portfolio Manager
Portfolio Manager

                               RS Investment                  CIO
                                 Management, Inc.

John L. Wallace                RS Growth Group LLC            Portfolio Manager
Portfolio Manager

James L. Callinan              RS Growth Group LLC            Portfolio Manager
Portfolio Manager

                               RS Investment                  Portfolio Manager
                                 Management, Inc.

David J. Evans, III            RS Growth Group LLC            Portfolio Manager
Portfolio Manager

                               RS Investment                  Portfolio Manager
                                 Management, Inc.

Andrew P. Pilara, Jr.          RS Value Group LLC             Portfolio Manager
Portfolio Manager

SANFORD C. BERNSTEIN & CO., LLC

    Sanford C. Bernstein & Co., LLC, is an investment sub-adviser for the Large Cap Fund and Large Cap Value Fund. The principal address of Sanford C. Bernstein & Co., LLC, is 767 Fifth Avenue, New York, New York 10153-0185. Sanford C. Bernstein & Co., LLC, is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Lewis A. Sanders               Alliance Capital Management    Vice Chairman, CIO
Director                         Corporation

Michael T. Borgia              Alliance Capital Management    Senior Vice President
Director, Senior Vice            Corporation
  President

John D. Carifa                 Alliance Capital Management    President, COO
                                 Corporation

Laurence H. Bertan             Alliance Capital Management    Director of Compliance, Vice
Director of Compliance, Vice     Corporation                    President
  President

Gerald M. Lieberman            Alliance Capital Management    Executive Vice President, CFO
Senior Vice                      Corporation
  President--Finance and
  Administration

Nicholas J. Spencer            Alliance Capital Management    Executive Vice President
President, Director              Corporation

Sallie L. Krawcheck            Alliance Capital Management    Executive Vice President,
Chairman of Board of             Corporation                    Chairman & CEO
  Directors, CEO

SAWGRASS ASSET MANAGEMENT, LLC

    Sawgrass Asset Management, LLC is a sub-adviser for the Registrant's Small Cap Fund. The principal business address of Sawgrass Asset Management, LLC is 4337 Pablo Oaks Court, Building 200, Jacksonville, Florida 32224. Sawgrass Asset Management LLC is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Sawgrass Asset                              --                             --
  Management, LLC
Member, Shareholder of 50%

AmSouth Bank                                --                             --
Member, Shareholder of 50%

AmSouth Bancorporation                      --                             --
100% Shareholder of AmSouth
  Bank

Andrew M. Cantor               S.A.M., Inc.                   1/3 Owner
Principal

Dean E. McQuiddy               S.A.M., Inc.                   1/3 Owner
Principal

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Brian K. Monroe                S.A.M., Inc.                   1/3 Owner
Principal

SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA INC.

    Schroder Investment Management North America Inc. ("Schroders") is an investment sub-adviser to the Emerging Markets Equity Fund. The principal business of Schroders is Equitable Center, 787 Seventh Avenue, New York, New York, NY 10019. Schroders is an investment sub-adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Jonathan Armitage                           --                             --
First Vice President

Alan Ayres                     Schroder Investment            Director
Director                         Management
                                 North America Ltd

Geoffrey Stephen Blanning      Schroder Investment            Director
Director, Portfolio Manager      Management
                                 International Ltd

Stefan Bottcher                Schroder Investment            Director
Director                         Management
                                 North America Ltd

Mark G. O. Bridgeman           Schroder Investment            First Vice President
Senior Vice President,           Management
  Director                       North America Ltd

Kristine Bryan                              --                             --
First Vice President

Deborah A. Chaplin                          --                             --
Executive Vice President,
  Director

Lisa M. Coleman                             --                             --
Portfolio Manager

Heather F. Crighton            Schroder Investment            First Vice President,
Senior Vice President,           Management                     Director
  Director                       North America Ltd

Louise Croset                  Schroder Investment            First Vice President,
Executive Vice President,        Management                     Director
  Director                       North America Ltd

Tapan Datta                    Schroder Investment            Director
Senior Vice President,           Management
  Director                       North America Ltd

Robert G. Davy                 Schroder Investment            Director
Executive Vice President,      Management International Ltd
  Director

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Schroder Investment            Director
                                 Management
                                 North America Ltd

Matthew Dobbs                  Schroder Investment            Director
Fund Manager                     Management
                                 International Ltd

                               Schroder Investment            Director
                                 Management
                                 North America Ltd

Margaret Douglas-Hamilton                   --                             --
Secretary, Director

Donald Farquharson                          --                             --
Senior Vice President,
  Director

Christopher J. Fasciano                     --                             --
Senior Vice President,
  Director

John Ford                                   --                             --
Managing Director, Director

Richard R. Foulkes             Schroder Investment            Director
Director, Deputy Chairman        Management
                                 International Ltd

                               Schroder Investment            Director
                                 Management
                                 North America Ltd

                               Schroder Investment            Director
                                 Management
                                 Ltd

Roger Goodchild                             --                             --
Controller, London, Vice
  President

James Gotto                                 --                             --
Portfolio Manager

Michael Grant                  Schroder Investment            Director
Director, Senior Vice            Management
  President                      International Ltd

David Harris                                --                             --
First Vice President

Sharon L Haugh                 Schroder Investment            Chairman, Director
Chairman, Director               Management
                                 North America Ltd

Michele Catherine Eschert                   --                             --
  Johnson
Vice President

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Stepehn Lear                                --                             --
Senior Vice President,
  Director

Jane P Lucas                                --                             --
Executive Vice President

Barbara Brooke Manning         Securities and Futures         Senior Vice President,
Senior Vice President,           Authority                      Director
  Director & Chief Compliance
  Officer

Robert Charles Michele                      --                             --
Director, Managing Director

Maisie Nicholls                             --                             --
Portfolio Manager

Craig Pennington               Schroder Investment            First Vice President
Portfolio Manager                Management
                                 International Ltd

Michael M. Perelstein          Schroder Investment            Director, Senior Vice
Senior Investment Officer,       Management                     President
  Director                       North America Ltd

Timothy Pettee                              --                             --
Executive Vice President,
  Director

Gavin D. L. Ralston            Schroder Investment            Director, Senior Vice
Director                         Management                     President
                                 North America Ltd

Frances Prout Selby            Schroder Investment            Director
Executive Vice President,        Management
  Director                       North America Ltd

Andrew Willard Smethhurst                   --                             --
Senior Vice President,
  Director

Mark J. Smith                  Schroder Investment            Group Operations Director
Executive Vice President,        Management Ltd
  Director

                               Schroder Investment            Senior Vice President,
                                 Management                     Director
                                 North America Ltd

Wesley A. Sparks                            --                             --
Vice President

Shigemi Takagi                 Schroder Investment            Director
Senior Vice President            Management
                                 North America Ltd

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Nancy Briggs Tooke                          --                             --
Executive Vice President,
  Director

John A. Troiano                Schroder Investment            Director, Chairman
CEO, Director                    Management
                                 International Ltd

                               Schroder Investment            CEO, Senior Vice President\
                                 Management                   Managing Director, Director
                                 North America Ltd

Ira L. Unschuld                             --                             --
Executive Vice President,
  Director

Reza Vishkai                   Schroder Investment            First Vice President,
Senior Vice President,           Management                     Director
  Director                       North America Ltd

Jaroslav Vitazka                            --                             --
Associate

Thomas Jeremy Willoughby       Schroder Investment            Compliance Officer
Compliance Officer               Management
                                 International Ltd

                               Schroder Investment            Compliance Officer
                                 Management
                                 North America Ltd

                               Schroder Investment            Head of Compliance
                                 Management Ltd

Walter W. Zepf                              --                             --
Controller, Vice President

SECURITY CAPITAL RESEARCH & MANAGEMENT INCORPORATED

    Security Capital Research & Management Incorporated ("Security Capital") is a Sub-adviser for the Registrant's Small Cap Fund. The principal business address of Security Capital is 11 South LaSalle Street, Chicago, Illinois, 60603. Security Capital is a registered investment adviser under the Advisers Act.

         NAME AND POSITION
      WITH INVESTMENT ADVISER                    OTHER COMPANY                  CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Kevin W. Bedell                                        --                                     --
Senior Vice President

Anthony R. Manno, Jr.                                  --                                     --
President, Sole Director, and
  Managing Director

Jeffrey C. Nellessen                                   --                                     --
Vice President, Secretary,
  Treasurer, and Controller

         NAME AND POSITION
      WITH INVESTMENT ADVISER                    OTHER COMPANY                  CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Kenneth D. Statz                                       --                                     --
Managing Director

Russell C. Platt                                       --                                     --
Managing Director

SEI INVESTMENTS MANAGEMENT CORPORATION

    SEI Investments Management Corporation ("SIMC") is an investment adviser for each of the funds. The principal address of SIMC is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SIMC is an investment adviser registered under the Advisers Act.

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Alfred P. West, Jr.                   SEI Investments Company                Director, Chairman, and CEO
Chairman, CEO, Director

                                      SEI Investments Distribution Co.       Director, Chairman of the Board of
                                                                              Directors

                                      SEI Inc. (Canada)                      Director

                                      SEI Ventures, Inc.                     Director, Chairman, President

                                      SEI Funds, Inc.                        CEO, Chairman of the Board of
                                                                              Directors

                                      SEI Global Investment Corp.            Director, CEO, Chairman

                                      SEI Capital AG                         Director, Chairman of the Board

                                      SEI Global Capital                     Director, CEO, Chairman
                                       Investments, Inc.

                                      CR Financial Services Company          Director, Chairman of the Board

                                      SEI Insurance Group, Inc.              Director

                                      SEI Investments Mutual Fund Services   Chairman, CEO

                                      SEI Investments Fund Management        Chairman, CEO

                                      SEI Global Holdings (Cayman) Inc.      Chairman, CEO

                                      SEI Investments De Mexico              Director

                                      SEI Asset Korea                        Director

                                      SEI Venture Capital, Inc.              Director, Chairman, CEO

Carmen V. Romeo                       SEI Investments Company                Director, Executive Vice President,
Executive Vice President,                                                     President-- Investment Advisory
  Director                                                                    Group

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Distribution Co.       Director

                                      SEI Venture Capital, Inc.              Director

                                      SEI Trust Company                      Director

                                      SEI Investments, Inc.                  Director, President

                                      SEI Investments Developments, Inc.     Director, President

                                      SEI Insurance Group, Inc.              Director

                                      SEI Funds, Inc.                        Director, Executive Vice President

                                      SEI Global Investments Corp.           Executive Vice President

                                      SEI Global Capital                     Director, Executive Vice President
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Director, President

                                      CR Financial Services Company          Director

                                      SEI Investments Mutual Fund Services   Executive Vice President

                                      SEI Investments Fund Management        Executive Vice President

Richard B. Lieb                       SEI Investments Company                Director, Executive Vice President,
Executive Vice President                                                      President--Investment Systems &
                                                                              Services Division

                                      SEI Investments Distribution Co.       Executive Vice President

                                      SEI Trust Company                      Director & Chairman of the Board

                                      SEI Investments-Global Fund Services   Director
                                       Limited

                                      SEI Investments Mutual Fund Services   Executive Vice President

                                      SEI Investments Fund Management        Executive Vice President

Dennis J. McGonigle                   SEI Investments Company                Executive Vice President
Executive Vice President

                                      SEI Investments Distribution Co.       Executive Vice President

                                      SEI Investments Mutual Fund Services   Senior Vice President

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Fund Management        Senior Vice President

Ed Daly                                                --                                     --
Senior Vice President, Managing
  Director

Carl A. Guarino                       SEI Investments Company                Executive Vice President
Senior Vice President

                                      SEI Investments Distribution Company   Senior Vice President

                                      SEI Global Investments Corp.           Senior Vice President

                                      SEI Investments Global, Limited        Director

                                      SEI Global Holdings (Cayman) Inc.      Director

                                      SEI Investments Argentina S.A.         Director

                                      SEI Investments De Mexico              Director

                                      SEI Investments (Europe) Ltd.          Director

                                      Quadrum S.A.                           Director

                                      SEI Asset Korea                        Director

                                      SEI Investments (South Africa)         Director
                                       Limited

                                      CCF -- SEI Investments                 Chairman of the Board of Directors

                                      SEI Venture Capital, Inc.              Executive Vice President

                                      SEI Investments -- Unit Trust          Director
                                       Management (UK) Limited

Robert S. Ludwig                      SEI Funds, Inc.                        Vice President
Senior Vice President, CIO

                                      SEI Investments Company                Senior Vice President

                                      SEI Investments Mutual Fund Services   Vice President, Team Leader

                                      SEI Investments Fund Management        Vice President, Team Leader

Jack May                              SEI Investments Distribution Co.       Senior Vice President
Senior Vice President

James V. Morris                                        --                                     --
Senior Vice President, Managing
  Director

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Steve Onofrio                                          --                                     --
Senior Vice President, Managing
  Director

Todd Cipperman                        SEI Investments Company                Senior Vice President, General
Senior Vice President, General                                                Counsel, Assistant Secretary
Counsel & Secretary

                                      SEI Investments Distribution Co.       Senior Vice President & General
                                                                              Counsel

                                      SEI Inc. (Canada)                      Senior Vice President, General
                                                                              Counsel, Secretary

                                      SEI Trust Company                      Senior Vice President, General
                                                                              Counsel & Assistant Secretary

                                      SEI Investments, Inc.                  Senior Vice President, General
                                                                              Counsel, Secretary

                                      SEI Ventures, Inc.                     Senior Vice President, General
                                                                              Counsel, Secretary

                                      SEI Investments Developments, Inc.     Senior Vice President, General
                                                                              Counsel, Secretary

                                      SEI Insurance Group, Inc.              Director, Senior Vice President,
                                                                              General Counsel

                                      SEI Funds, Inc.                        Senior Vice President, General
                                                                              Counsel, Secretary

                                      SEI Global Investments Corp.           Director, Senior Vice President,
                                                                              General Counsel, Secretary

                                      SEI Advanced Capital                   Senior Vice President, General
                                       Management, Inc.                       Counsel, Secretary

                                      SEI Investments Global Management      Director, General Counsel &
                                       (Cayman) Inc.                          Secretary

                                      SEI Global Capital Investments Inc.    Senior Vice President, General
                                                                              Counsel, Secretary

                                      SEI Investments Global, Limited        Director

                                      SEI Primus Holding Corp.               Senior Vice President, General
                                                                              Counsel, Secretary

                                      SEI Investments Mutual Fund Services   Senior Vice President, General
                                                                              Counsel, Secretary

                                      SEI Investments Fund Management        Senior Vice President, General
                                                                              Counsel, Secretary

Kenneth Zimmer                        SEI Investments Company                Senior Vice President
Senior Vice President, Managing
  Director

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
John D. Anderson                      SEI Investments Distribution Company   Vice President & Managing Director
Vice President & Managing Director

Timothy D. Barto                      SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant
  Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Insurance Group, Inc.              Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

Jay Brown                                              --                                     --
Vice President

Kevin P. Robins                       SEI Investments Company                Senior Vice President
Senior Vice President

                                      SEI Investments Distribution Co.       Senior Vice President

                                      SEI Trust Company                      Director

                                      SEI Venture Capital, Inc.              Vice President

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      CR Financial Services Company          President

                                      SEI Insurance Group, Inc.              Director

                                      SEI Investments Global (Cayman),       Director
                                       Limited

                                      SEI Private Trust Company              Director

                                      SEI Global Holdings (Cayman) Inc.      Director

Robert Crudup                         SEI Investments Company                Senior Vice President
Vice President, Managing
  Director

                                      SEI Investments Distribution Company   Vice President, Managing Director

                                      SEI Investments Mutual Fund Services   Vice President, Managing Director

                                      SEI Investments Fund Management        Vice President, Managing Director

Richard A. Deak                       SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant
  Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Trust Company                      Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

Melissa Doran Rayer                                    --                                     --
Vice President

Scott W. Dellorfano                   SEI Investments Distribution Company   Vice President & Managing Director
Vice President & Managing Director

Scott C. Fanatico                     SEI Investments Distribution Company   Vice President & Managing Director
Vice President & Managing Director

Michael Farrell                                        --                                     --
Vice President

Vic Galef                             SEI Investments Distribution Company   Vice President, Managing Director
Vice President, Managing
  Director

                                      SEI Investments Mutual Fund Services   Vice President, Managing Director

                                      SEI Investments Fund Management        Vice President, Managing Director

Steven A. Gardner                     SEI Investments Distribution Company   Vice President & Managing Director
Vice President & Managing Director

Lydia A. Gavalis                      SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant
  Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Insurance Group, Inc.              Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

Greg Gettinger                        SEI Investments Company                Vice President
Vice President

                                      SEI Investments Distribution Company   Vice President

                                      SEI Trust Company                      Vice President

                                      SEI Investments, Inc.                  Vice President

                                      SEI Ventures, Inc.                     Vice President

                                      SEI Investments Developments, Inc.     Vice President

                                      SEI Funds, Inc.                        Vice President

                                      SEI Global Investments Corp.           Vice President

                                      SEI Venture Capital, Inc.              Vice President

                                      SEI Advanced Capital                   Vice President
                                       Management, Inc.

                                      SEI Global Capital                     Vice President
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President

                                      SEI Investments Mutual Fund Services   Vice President

                                      SEI Investments Fund Management        Vice President

                                      SEI Realty Capital Corporation         Vice President & Secretary

Susan R. Hartley                                       --                                     --
Vice President

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Kathy Heilig                          SEI Inc. (Canada)                      Vice President, Treasurer
Vice President, Treasurer

                                      SEI Investments Company                Vice President, Treasurer, Chief
                                                                              Accounting Officer

                                      SEI Investments Distribution Company   Vice President

                                      SEI Trust Company                      Vice President, Treasurer

                                      SEI Ventures, Inc                      Vice President, Treasurer

                                      SEI Insurance Group, Inc.              Vice President, Treasurer

                                      SEI Realty Capital Corporation         Vice President, Treasurer

                                      SEI Funds, Inc.                        Director, Vice President, Treasurer

                                      SEI Global Investments Corp.           Director, Vice President, Treasurer

                                      SEI Advanced Capital                   Director, Vice President, Treasurer
                                       Management, Inc.

                                      SEI Investments Global (Cayman),       Vice President, Treasurer
                                       Limited

                                      SEI Investments Mutual Fund Services   Vice President, Treasurer

                                      SEI Investments Fund Management        Vice President, Treasurer

                                      SEI Global Holdings (Cayman) Inc.      Vice President, Assistant Secretary
                                                                              Treasurer

                                      SEI Investments, Inc.                  Director, Vice President &
                                                                              Treasurer

                                      SEI Investments Developments, Inc.     Director, Vice President &
                                                                              Treasurer

                                      SEI Global Capital                     Director, Vice President &
                                       Investments, Inc.                      Treasurer

                                      Global Primus Holding Corp.            Director, Vice President &
                                                                              Treasurer

                                      SEI Venture Capital, Inc.              Director, Vice President &
                                                                              Treasurer

Bridget Jensen                        SEI Investments Distribution Company   Vice President
Vice President

                                      SEI Investments Mutual Funds           Vice President
                                       Services

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Fund Management        Vice President

John Kirk                             SEI Investments Distribution Company   Vice President & Managing Director
Vice President & Managing Director

Kim Kirk                              SEI Investments Distribution Company   Vice President, Managing Director
Vice President, Managing
  Director

                                      SEI Investments-Global Fund Services   Director
                                       Limited

                                      SEI Investments Mutual Fund Services   Vice President, Managing Director

                                      SEI Investments Fund Management        Vice President, Managing Director

John Krzeminski                       SEI Investments Distribution Company   Vice President, Managing Director
Vice President, Managing
  Director

                                      SEI Investments Mutual Fund Services   Vice President, Managing Director

                                      SEI Investments Fund Management        Vice President, Managing Director

                                      SEI Venture Capital, Inc.              Vice President

Alan Lauder                           SEI Investments Distribution Company   Vice President
Vice President

                                      SEI Global Investments Corp.           Vice President

                                      SEI Investments (South Africa)         Vice President
                                       Limited

Paul Lonergan                         SEI Investments Distribution Company   Vice President & Managing Director
Vice President & Managing Director

Vicki Malloy                          SEI Investments Mutual Fund Services   Vice President, Team Leader
Vice President, Managing
  Director

                                      SEI Investments Fund Management        Vice President, Team Leader

Ellen Marquis                         SEI Investments Distribution Co.       Vice President
Vice President

                                      SEI Investments Global (Cayman),       Vice President
                                       Limited

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Christine M. McCullough               SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant
  Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

                                      SEI Trust Company                      Vice President

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

                                      SEI Insurance Group, Inc.              Vice President, Assistant Secretary

                                      SEI Private Trust Company              General Counsel

Carolyn McLaurin                      SEI Investments Distribution Company   Vice President, Managing Director
Vice President, Managing
  Director

                                      SEI Investments Mutual Fund Services   Vice President, Managing Director

                                      SEI Investments Fund Management        Vice President, Managing Director

Roger Messina                                          --                                     --
Vice President

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Sherry K. Vetterlein                  SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant
  Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

                                      SEI Insurance Group, Inc.              Vice President, Assistant Secretary

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

Robert Prucnal                                         --                                     --
Vice President

Daniel Spaventa                       SEI Investments Distribution Company   Vice President
Vice President

                                      SEI Vermogens Services B.V.            Managing Director B

Kathryn L. Stanton                    SEI Investments Distribution Co.       Vice President
Vice President

                                      CR Financial Services Company          Secretary, Treasurer

                                      SEI Investments Mutual Fund Services   Vice President

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Fund Management        Vice President

William E. Zitelli                    SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant
  Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

                                      SEI Insurance Group, Inc.              Vice President, Assistant Secretary

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

Mary Vogan                                             --                                     --
Vice President

Raymond B. Webster                                     --                                     --
Vice President

Susan R. West                                          --                                     --
Vice President, Managing
  Director

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Lori L. White                         SEI Investments Distribution Co.       Vice President, Assistant Secretary
Vice President, Assistant
  Secretary

                                      SEI Investments Company                Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

                                      SEI Insurance Group, Inc.              Vice President, Assistant Secretary

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

Mark S. Wilson                                         --                                     --
Vice President

Wayne M. Withrow                      SEI Investments Company                Executive Vice President & Chief
Senior Vice President                                                         Information Officer

                                      SEI Investments Distribution Co.       Senior Vice President

                                      SEI Investments Mutual Fund Services   Senior Vice President

                                      SEI Investments Fund Management        Senior Vice President

SHENKMAN CAPITAL MANAGEMENT, INC.

    Shenkman Capital Management, Inc. ("Shenkman") is a sub-adviser for the Registrant's High Yield Bond Fund. The principal business address of Shenkman is 461 Fifth Avenue, New York, New York 10017-6283. Shenkman is a registered investment adviser under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Mark Ronald Shenkman                        --                             --
President, Director

Albert Fuss                    International Asset            Chairman
Director                         Management, Ltd.

Victor M. Rosenzweig           Olshan, Grundman, Frome &      Partner
Director                       Rosenzweig, L.L.P. (law firm)

Frank X. Whitley                            --                             --
Executive Vice President

Mark J. Flanagan Senior Vice                --                             --
  President,
Director of Credit Research

Richard H. Weinstein                        --                             --
Senior Vice President &
General Counsel

SG PACIFIC ASSET MANAGEMENT, INC.

    SG Pacific Asset Management, Inc. ("SG Pacific") is a sub-adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of SG Pacific is 560 Lexington Avenue, New York, New York 10022. SG Pacific is a registered investment adviser under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Akio Mizuta                    Yamaichi DAE Fund              Director
President, CEO

Tokuo Ukon                     SGY Asset Management           Director
Director                       (Singapore) Limited

                               SG Yamaichi Asset Management   Director/President/CEO
                                 Co. Ltd.

SGY ASSET MANAGEMENT (SINGAPORE) LIMITED

    SGY Asset Management, Inc. ("SGY") is a sub-adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of SGY is 560 Lexington Avenue, New York, New York 10022. SGY is a registered investment adviser under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Masatada Honmura               SG Pacific Asset Management    Director
President

Katsumi Deguchi                             --                             --
Executive Vice President

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Michel Fromaget                             --                             --
Executive Vice President

Naoshi Saito                                --                             --
Managing Director

Shigeharu Shiraishi                         --                             --
Managing Director

Yoichi Kataoka                 SG Pacific Asset               President, Director
Managing Director                Management, Inc.

Christian D'Allest             Societe Generale Asset         Director
Director                         Management (Asia) Plc Ltd.

                               SOCGEN International SICAV     President

                               SGAM Greece                    President

                               SOCGECAPITAL                   President

                               Extentiel (SICAV)              Director

                               SG Asset Management, Ireland   Director

Tokuo Ukon                     SG Pacific Asset               Director
Director                         Management, Inc.

                               SG Yamaichi Asset Mgmt. Co.    Director/President/CEO
                                 Ltd.

STERLING CAPITAL MANAGEMENT

    Sterling Capital Management ("Sterling") is a sub-adviser for the Registrant's Small Cap Fund. The principal business address of Sterling is One First Union Center, 301 College Street, Suite 3200, Charlotte, North Carolina 28202. Sterling is a registered investment adviser under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Mark Whittaker Whalen                       --                             --
Managing Director

David Michael Ralston                       --                             --
Managing Director

Alexander Worth McAlister                   --                             --
Managing Director

Brian Richard Walton                        --                             --
Managing Director

Eduardo Alejandro Brea                      --                             --
Managing Director

Kenneth R. Cotner                           --                             --
Chief Operating Officer

STRATEGIC FIXED INCOME, LLC

    Strategic Fixed Income, LLC ("SFI") is a sub-adviser for the Registrant's International Fixed Income Fund. The principal business address of SFI is 1001 Nineteenth Street North, 17th Floor, Arlington, Virginia 22209. SFI is an investment adviser registered under the Advisers Act.

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Gobi Investment, Inc.                                  --                                     --
Member

Strategic Investment Management       Strategic Investment Partners          Affiliate
(SIM), Member

Kenneth A. Windheim                   Gobi Investments, Inc.                 President, Treasurer
President, Chief Investment Officer

Partricia M. Arcoleo                  Gobi Investments, Inc.                 Vice President, Secretary
Vice President, Chief Operating
Officer

TRANSAMERICA INVESTMENT MANAGEMENT, LLC

    Transamerica Investment Management, LLC ("TIM") is a sub-adviser for the Registrant's Large Cap and Large Cap Growth Funds. The principal business address of TIM is 1150 S. Olive St., 27th Floor, Los Angeles, California 90015. TIM is a registered investment adviser under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Richard N. Latzer                           --                             --
Manager

Gary U. Rolle                               --                             --
President, Manager

Jeffrey S. Van Harte                        --                             --
Senior Vice President,
  Manager

Transamerica Investment                     --                             --
  Services, Inc.
Owner

John R. Raymond                             --                             --
Manager

Douglas C. Kolsrud                          --                             --
Manager

Patrick S. Baird                            --                             --
Manager

John C. Riazzi                              --                             --
Chief Executive Officer

Larry N. Norman                             --                             --
Manager

William T. Miller                           --                             --
Chief Operating Officer,
  Manager

WALL STREET ASSOCIATES

    Wall Street Associates ("WSA") is an investment sub-adviser for the Small Cap Fund. The principal address for WSA is 1200 Prospect Street, Suite 100, La Jolla, California 92037. WSA is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
William Jeffery, III                        --                             --
Partner

Kenneth F. McCain                           --                             --
Partner

R. Dirk Anderson                            --                             --
Partner

David A. Baratta                            --                             --
Partner

Paul K. LeCoq                               --                             --
Partner

WESTERN ASSET MANAGEMENT COMPANY

    Western Asset Management Company ("Western") is an investment sub-adviser for the Core Fixed Income Fund. The principal business address of Western is 117 East Colorado Boulevard, Pasadena, California 91105. Western is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Legg Mason, Inc.                            --                             --
Sole Shareholder

Ilene S. Harker                             --                             --
Director, Compliance &
  Controls

James W. Hirschmann III                     --                             --
Director & CEO

Stephen Kenneth Leech                       --                             --
Director & CIO

W. Curtis Livingston, III                   --                             --
Director & Chairman

Raymond A. Mason               Legg Mason, Inc.               Chairman, President & CEO
Non-Employee Director

                               Legg Mason Wood Walker, Inc.   Chairman, President & CEO

Bruce Daniel Albers                         --                             --
Chief Financial Officer

Elisabeth N. Spector           Legg Mason, Inc.               Senior Vice President
Non-Employee Director

                               Legg Mason Wood Walker, Inc.   Senior Vice President

Edward A. Taber III            Legg Mason, Inc.               Sr. Exec VP & Head of
Non-Employee Director                                           Investment Management

                               Legg Mason Wood Walker, Inc.   Sr. Executive Vice President

Timothy C. Scheve              Legg Mason Wood Walker, Inc.   Executive VP & Chief
Non-Employee Director                                           Administrative Officer

ITEM 27.  PRINCIPAL UNDERWRITERS:

    (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

    Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust                                    July 15, 1982
SEI Liquid Asset Trust                                    November 29, 1982
SEI Tax Exempt Trust                                      December 3, 1982
SEI Index Funds                                           July 10, 1985
SEI Institutional Managed Trust                           January 22, 1987
SEI Institutional International Trust                     August 30, 1988
The Advisors' Inner Circle Fund                           November 14, 1991
STI Classic Funds                                         May 29, 1992
The Arbor Fund                                            January 28, 1993
Bishop Street Funds                                       January 27, 1995
STI Classic Variable Trust                                August 18, 1995
SEI Asset Allocation Trust                                April 1, 1996
HighMark Funds                                            February 15, 1997
Armada Funds                                              March 8, 1997
Expedition Funds                                          June 9, 1997
Oak Associates Funds                                      February 27, 1998
The Nevis Fund, Inc.                                      June 29, 1998
CNI Charter Funds                                         April 1, 1999
The Armada Advantage Fund                                 May 1, 1999
Amerindo Funds, Inc.                                      July 13, 1999
Friends Ivory Funds                                       December 16, 1999
iShares Inc.                                              January 28, 2000
SEI Insurance Products Trust                              March 29, 2000
iShares Trust                                             April 25, 2000
Pitcairn Funds                                            August 1, 2000
First Focus Funds, Inc.                                   October 1, 2000
JohnsonFamily Funds, Inc.                                 November 1, 2000
The MDL Funds                                             January 24, 2001
Causeway Capital Management Trust                         September 20, 2001

    The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

    (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                                      POSITION AND OFFICE               POSITIONS AND OFFICES
          NAME                          WITH UNDERWRITER                   WITH REGISTRANT
------------------------  --------------------------------------------  ---------------------
Alfred P. West, Jr.       Director, Chairman of the Board of Directors           --
Richard B. Lieb           Director, Executive Vice President                     --
Carmen V. Romeo           Director                                               --
Mark J. Held              President & Chief Operating Officer                    --
Dennis J. McGonigle       Executive Vice President                               --

                                      POSITION AND OFFICE               POSITIONS AND OFFICES
          NAME                          WITH UNDERWRITER                   WITH REGISTRANT
------------------------  --------------------------------------------  ---------------------
Robert M. Silvestri       Chief Financial Officer & Treasurer                    --
Todd Cipperman            Senior Vice President & General Counsel                --
Carl A. Guarino           Senior Vice President                                  --
Jack May                  Senior Vice President                                  --
Kevin P. Robins           Senior Vice President                                  --
Patrick K. Walsh          Senior Vice President                                  --
Wayne M. Winthrow         Senior Vice President                                  --
Robert Aller              Vice President                                         --
John D. Anderson          Vice President & Managing Director                     --
Timothy D. Barto          Vice President & Assistant Secretary                   --
Robert Crudup             Vice President & Managing Director                     --
Richard A. Deak           Vice President & Assistant Secretary                   --
Scott W. Dellorfano       Vice President & Managing Director                     --
Barbara Doyne             Vice President                                         --
Jeff Drennen              Vice President                                         --
Scott C. Fanatico         Vice President & Managing Director                     --
Vic Galef                 Vice President & Managing Director                     --
Steven A. Gardner         Vice President & Managing Director                     --
Lydia A. Gavalis          Vice President & Assistant Secretary                   --
Greg Gettinger            Vice President & Assistant Secretary                   --
Kathy Heilig              Vice President                                         --
Jeff Jacobs               Vice President                                         --
Bridget Jensen            Vice President                                         --
Samuel King               Vice President                                         --
John Kirk                 Vice President & Managing Director                     --
Kim Kirk                  Vice President & Managing Director                     --
John Krzeminski           Vice President & Managing Director                     --
Karen LaTourette          Secretary                                              --
Alan H. Lauder            Vice President                                         --
Paul Lonergan             Vice President & Managing Director                     --
Ellen Marquis             Vice President                                         --
Christine M. McCullough   Vice President & Assistant Secretary                   --
Carolyn McLaurin          Vice President & Managing Director                     --
Mark Nagle                Vice President                                         --
Joanne Nelson             Vice President                                         --
Rob Redican               Vice President                                         --
Maria Rinehart            Vice President                                         --
Steve Smith               Vice President                                         --
Daniel Spaventa           Vice President                                         --
Kathryn L. Stanton        Vice President                                         --
Sherry K. Vetterlein      Vice President & Assistant Secretary                   --
Lori L. White             Vice President & Assistant Secretary                   --
William E. Zitelli, Jr.   Vice President & Assistant Secretary                   --

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS:

    Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

        (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
    (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

           First Union National Bank
           Broad and Chestnut Streets
           P.O. Box 7618
           Philadelphia, PA 19101

           State Street Bank and Trust Company
           225 Franklin Street
           Boston, MA 02110

         (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and
    (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

           SEI Investments Fund Management
           Oaks, PA 19456

        (c) With respect to Rules 31a-1(b)(5),(6),(9) and 10 and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Money Managers:

           Alliance Capital Management L.P.
           1345 Avenue of the Americas
           New York, New York 10105

           Artisan Partners Limited Partnership
           1000 N. Water Street, Suite 1770
           Milwaukee, Wisconsin 53202

           BlackRock Financial Management, Inc.
           345 Park Avenue
           30th Floor
           New York, New York 10154

           BlackRock International, Ltd.
           40 Torphichen Street
           Edinburgh, Scotland EH3 8JB

           The Boston Company Asset Management
           One Boston Place
           Boston, MA 02108

           Capital Guardian Trust Company
           630 5th Avenue, 36th Floor
           New York, New York 10111

           Chartwell Investment Partners
           1235 Westlakes Drive
           Suite 330
           Berwyn, PA 19312

           David J. Greene & Company, LLC
           599 Lexington Avenue
           New York, New York 10022

           Deutsche Asset Management Inc.
           280 Park Avenue
           New York, New York 10017

           Duncan-Hurst Capital Management Inc.
           4365 Executive Drive
           Suite 1520
           San Diego, CA 92121

           Iridian Asset Management LLC
           276 Post Road West
           Westport, CT 06880

           JF International Management, Inc.
           47/F, Jardine House
           1 Connaught Place
           Central Hong Kong

           LSV Asset Management
           200 W. Madison Street
           Chicago, Illinois 60602

           Martin Currie, Inc.
           Saltire Court
           20 Castle Terrace
           Edinburgh, Scotland EH12ES

           Mazama Capital Management, Inc.
           One Southwest Columbia Street
           Suite 1860
           Portland, Oregon 97258

           McKinley Capital Management Inc.
           3301 C Street
           Suite 500
           Anchorage, AK 99503

           Morgan Stanley Investment Management Inc.
           1221 Avenue of the Americas
           New York, New York 10020

           Nicholas-Applegate Capital Management
           600 West Broadway, Suite 2900
           San Diego, California 92101

           Nomura Corporate Research and Asset Management Inc.
           [              ]
           New York, New York [         ]

           Oechsle International Advisors, LLC
           One International Place
           23rd Floor
           Boston, Massachusetts 02110

           Peregrine Capital Management Inc.
           800 LaSalle Avenue
           Minneapolis, MN 55402

           Robert W. Baird & Co., Incorporated
           779 E. Wisconsin Ave.
           Milwaukee, WI 53202

           RS Investment Management, L.P.
           388 Market Street
           Suite 200
           San Francisco, California 94111

           Sanford C. Bernstein & Co., LLC
           767 Fifth Avenue
           New York, NY 10153-0185

           Sawgrass Asset Management, LLC
           4337 Pablo Oaks Court
           Jacksonville, FL 32224

           Schroder Investment Management North America Inc.
           1301 Avenue of the Americas
           New York, NY 10019

           SG Pacific Asset Management Inc. and SGY Asset Management (Singapore) Limited
           30 Wall Street, 8th Floor
           New York, NY 10005

           Shenkman Capital Management
           461 Fifth Avenue
           New York, NY 10017

           Sterling Capital Management
           One First Union Center
           301 College Street
           Suite 3200
           Charlotte, NC 28202

           Security Capital Research and
           Management Group Incorporated
           11 South LaSalle Street
           Chicago, Illinois 60603

           SEI Investments Management Corporation
           One Freedom Valley Drive
           Oaks, PA 19456

           Strategic Fixed Income, LLC
           1001 Nineteenth Street North
           Suite 1720
           Arlington, VA 22209

           Transamerica Investment Management, LLC
           1150 S. Olive Street, 27th Floor
           Los Angeles, CA 90015

           Wall Street Associates
           1200 Prospect Street
           Suite 100
           La Jolla, California 92037

           Western Asset Management Company
           117 East Colorado Boulevard
           Pasadena, CA 91105

ITEM 29.  MANAGEMENT SERVICES:

    None.

ITEM 30.  UNDERTAKINGS:

    None.

                                     NOTICE

    A copy of the Agreement and Declaration of Trust of SEI Institutional Investments Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, Officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 16th day of January, 2002.

                                                       SEI INSTITUTIONAL INVESTMENTS TRUST

                                                       By:                      *
                                                            -----------------------------------------
                                                                        Edward D. Loughlin
                                                               PRESIDENT & CHIEF EXECUTIVE OFFICER

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date(s) indicated.

                          *
     -------------------------------------------       Trustee                       January 16, 2002
                 Rosemarie B. Greco

                          *
     -------------------------------------------       Trustee                       January 16, 2002
                  William M. Doran

                          *
     -------------------------------------------       Trustee                       January 16, 2002
                  F. Wendell Gooch

                          *
     -------------------------------------------       Trustee                       January 16, 2002
               George J. Sullivan, Jr.

                          *
     -------------------------------------------       Trustee                       January 16, 2002
                   James M. Storey

                          *
     -------------------------------------------       Trustee                       January 16, 2002
                  Robert A. Nesher

                          *
     -------------------------------------------       President & Chief Executive   January 16, 2002
                 Edward D. Loughlin                      Officer

                          *
     -------------------------------------------       Controller & Chief            January 16, 2002
                   James R. Foggo                        Financial Officer

 *By:                   /s/ TODD CIPPERMAN
               -------------------------------------
                          Todd Cipperman
                         ATTORNEY-IN-FACT

                             SEI LIQUID ASSET TRUST
                              SEI TAX EXEMPT TRUST
                             SEI DAILY INCOME TRUST
                                SEI INDEX FUNDS
                        SEI INSTITUTIONAL MANAGED TRUST
                     SEI INSTITUTIONAL INTERNATIONAL TRUST
                           SEI ASSET ALLOCATION TRUST
                       SEI INSTIUTIONAL INVESTMENTS TRUST
                          SEI INSURANCE PRODUCTS TRUST

    APPROVAL OF RESOLUTION ALLOWING FUND OFFICERS TO GIVE POWER OF ATTORNEY TO SIGN REGISTRATION STATEMENTS

    VOTED: That, pursuant to Section 4.2 of each Trust's by-laws, the President (Chief Executive Officer) and the Controller (Chief Financial Officer) of each of the SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Asset Allocation Trust, SEI Institutional Investments Trust and SEI Insurance Products Trust (each a "Trust") are granted the authority to execute a power of attorney in favor of other appropriate persons, as determined by such officers, for the purpose of signing Registration Statements and amendments thereto relating to the registration and offering of each Trust's shares of beneficial interest.

                                 EXHIBIT INDEX

           EXHIBIT NUMBER                            DESCRIPTION
           ---------------   ------------------------------------------------------------
           EX-99.B(a)        Registrant's Declaration of Trust is incorporated herein by reference to Exhibit (1) of Registrant's Registration
                               Statement on Form N-1A (File No. 33-58041), filed with the
                               Securities and Exchange Commission ("SEC") on March 10,
                               1995.

           EX-99.B(b)(1)     Registrant's By-Laws are incorporated herein by reference to
                               Exhibit (2) of Registrant's Registration Statement on Form
                               N-1A (File No. 33-58041), filed with the SEC on
                               March 10, 1995.

           EX-99.B(b)(2)     Amended By-Laws are incorporated by reference to
                               Exhibit (2)(a) of Registrant's Registration Statement on
                               Form N-1A (File No. 33-58041), filed with the SEC on
                               September 29, 1997.

           EX-99.B(b)(3)     Amended By-Laws, dated February 20, 2001, are herein
                               incorporated by reference to Exhibit (b)(3) of
                               Post-Effective Amendment No. 7 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 28, 2001.

           EX-99.B(c)        Not Applicable.

           EX-99.B(d)(1)     Investment Advisory Agreement between the Trust and SEI
                               Investments Management Corporation ("SIMC") (formerly "SEI
                               Financial Management Corporation") as previously filed
                               with Registrant's Pre-Effective Amendment No. 2 on Form
                               N-1A (File No. 33-58041), filed with the SEC on June 7,
                               1996 is herein incorporated by reference to
                               Exhibit (5)(a) of Post-Effective Amendment No. 2, filed
                               with the SEC on September 29, 1997.

           EX-99.B(d)(2)     Form of Investment Sub-Advisory Agreement between SIMC and
                               1838 Investment Advisors, L.P. with respect to the Trust's
                               Small Cap Fund as previously filed with Registrant's
                               Pre-Effective Amendment No. 1 on Form N-1A (File
                               No. 33-58041), filed with the SEC on April 26, 1996 is
                               herein incorporated by reference to Exhibit (5)(b) of
                               Post-Effective Amendment No. 2, filed with the SEC on
                               September 29, 1997.

           EX-99.B(d)(3)     Investment Sub-Advisory Agreement between SIMC and Acadian
                               Asset Management, L.P. with respect to the Trust's
                               International Equity Fund as previously filed with
                               Registrant's Pre-Effective Amendment No. 1 on Form N-1A
                               (File No. 33-58041), filed with the SEC on April 26, 1996
                               is herein incorporated by reference to Exhibit (5)(c) of
                               Post-Effective Amendment No. 2, filed with the SEC on
                               September 29, 1997.

           EX-99.B(d)(4)     Investment Sub-Advisory Agreement between SIMC and Alliance
                               Capital Management L.P. with respect to the Trust's Large
                               Cap Fund as previously filed with Registrant's
                               Pre-Effective Amendment No. 1 on Form N-1A (File
                               No. 33-58041), filed with the SEC on April 26, 1996 is
                               herein incorporated by reference to Exhibit (5)(d) of
                               Post-Effective Amendment No. 2, filed with the SEC on
                               September 29, 1997.

           EX-99.B(d)(5)     Investment Sub-Advisory Agreement between SIMC and
                               Apodaca-Johnston Capital Management, Inc. with respect to
                               the Trust's Small Cap Fund is filed herewith.

           EXHIBIT NUMBER                            DESCRIPTION
           ---------------   ------------------------------------------------------------
           EX-99.B(d)(6)     Investment Sub-Advisory Agreement between SIMC and BEA
                               Associates with respect to the High Yield Bond Fund as
                               previously filed with Registrant's Pre-Effective Amendment
                               No. 1 on Form N-1A (File No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to
                               Exhibit (5)(f) of Post-Effective Amendment No. 2, filed
                               with the SEC on September 29, 1997.

           EX-99.B(d)(7)     Investment Sub-Advisory Agreement between SIMC and BlackRock
                               Financial Management, Inc. with respect to the Core Fixed
                               Income Fund as previously filed with Registrant's
                               Pre-Effective Amendment No. 1 on Form N-1A (File
                               No. 33-58041), filed with the SEC on April 26, 1996 is
                               herein incorporated by reference to Exhibit (5)(g) of
                               Post-Effective Amendment No. 2, filed with the SEC on
                               September 29, 1997.

           EX-99.B(d)(8)     Investment Sub-Advisory Agreement between SIMC and Boston
                               Partners Asset Management, L.P. with respect to the Small
                               Cap Fund as previously filed with Registrant's
                               Pre-Effective Amendment No. 1 on Form N-1A (File
                               No. 33-58041), filed with the SEC on April 26, 1996 is
                               herein incorporated by reference to Exhibit (5)(h) of
                               Post-Effective Amendment No. 2, filed with the SEC on
                               September 29, 1997.

           EX-99.B(d)(9)     Investment Sub-Advisory Agreement between SIMC and Firstar
                               Investment Research & Management Company with respect to
                               the Core Fixed Income Fund as previously filed with
                               Registrant's Pre-Effective Amendment No. 1 on Form N-1A
                               (File No. 33-58041), filed with the SEC on April 26, 1996
                               is herein incorporated by reference to Exhibit (5)(i) of
                               Post-Effective Amendment No. 2, filed with the SEC on
                               September 29, 1997.

           EX-99.B(d)(10)    Investment Sub-Advisory Agreement between SIMC and American
                               Express Asset Management Group, Inc. (formerly "IDS
                               Advisory Group, L.P.") with respect to the Trust's Large
                               Cap Fund as previously filed with Registrant's
                               Pre-Effective Amendment No. 1 on Form N-1A (File
                               No. 33-58041), filed with the SEC on April 26, 1996 is
                               herein incorporated by reference to Exhibit (5)(j) of
                               Post-Effective Amendment No. 2, filed with the SEC on
                               September 29, 1997.

           EX-99.B(d)(11)    Investment Sub-Advisory Agreement between SIMC and LSV Asset
                               Management with respect to the Trust's Large Cap and Small
                               Cap Funds as previously filed with Registrant's
                               Pre-Effective Amendment No. 1 on Form N-1A (File
                               No. 33-58041), filed with the SEC on April 26, 1996 is
                               herein incorporated by reference to Exhibit (5)(k) of
                               Post-Effective Amendment No. 2, filed with the SEC on
                               September 29, 1997.

           EX-99.B(d)(12)    Investment Sub-Advisory Agreement between SIMC and Mellon
                               Equity Associates with respect to the Large Cap Fund as
                               previously filed with Registrant's Pre-Effective Amendment
                               No. 1 on Form N-1A (File No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to
                               Exhibit (5)(l) of Post-Effective Amendment No. 2, filed
                               with the SEC on September 29, 1997.

           EX-99.B(d)(13)    Investment Sub-Advisory Agreement between SIMC and Highmark
                               Capital Management, Inc. (formerly "Pacific Alliance
                               Capital Management") with respect to the Large Cap Fund as previously filed with Registrant's Pre-Effective Amendment
                               No. 1 on Form N-1A (File No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to
                               Exhibit (5)(m) of Post-Effective Amendment No. 2, filed
                               with the SEC on September 29, 1997.

           EXHIBIT NUMBER                            DESCRIPTION
           ---------------   ------------------------------------------------------------
           EX-99.B(d)(14)    Investment Sub-Advisory Agreement between SIMC and
                               Montgomery Asset Management, L.P. with respect to the
                               Emerging Markets Equity Fund as previously filed with
                               Registrant's Pre-Effective Amendment No. 1 on Form N-1A
                               (File No. 33-58041), filed with the SEC on April 26, 1996
                               is herein incorporated by reference to Exhibit (5)(n) of
                               Post-Effective Amendment No. 2, filed with the SEC on
                               September 29, 1997.

           EX-99.B(d)(15)    Investment Sub-Advisory Agreement between SIMC and Morgan
                               Grenfell Investment Services Limited with respect to the
                               International Equity Fund is herein incorporated by
                               reference to Exhibit (d)(46) of Post-Effective Amendment
                               No. 5 to Registrant's Registration Statement on Form N-1A
                               (File No. 33-58041) filed with the SEC on September 28,
                               1999.

           EX-99.B(d)(16)    Investment Sub-Advisory Agreement between SIMC and
                               Nicholas-Applegate Capital Management, Inc. with respect
                               to the Small Cap Fund as previously filed with
                               Registrant's Pre-Effective Amendment No. 1 on Form N-1A
                               (File No. 33-58041), filed with the SEC on April 26, 1996
                               is herein incorporated by reference to Exhibit (5)(p) of
                               Post-Effective Amendment No. 2, filed with the SEC on
                               September 29, 1997.

           EX-99.B(d)(17)    Investment Sub-Advisory Agreement between SIMC and Provident
                               Investment Counsel, Inc. with respect to the Large Cap
                               Fund as previously filed with Registrant's Pre-Effective
                               Amendment No. 1 on Form N-1A (File No. 33-58041), filed
                               with the SEC on April 26, 1996 is herein incorporated by
                               reference to Exhibit (5)(q) of Post-Effective Amendment
                               No. 2, filed with the SEC on September 29, 1997.

           EX-99.B(d)(18)    Investment Sub-Advisory Agreement between SIMC and Schroder
                               Capital Management International Limited with respect to
                               the International Equity Fund is incorporated herein by
                               reference to Exhibit (5)(r) of Registrant's Pre-Effective
                               Amendment No. 1 on Form N-1A (File No. 33-58041), as
                               previously filed with the SEC on April 26, 1996.

           EX-99.B(d)(19)    Investment Sub-Advisory Agreement between SIMC and Strategic
                               Fixed Income L.P. with respect to the International Fixed
                               Income Fund as previously filed with Registrant's
                               Pre-Effective Amendment No. 1 on Form N-1A (File
                               No. 33-58041), filed with the SEC on April 26, 1996 is
                               herein incorporated by reference to Exhibit (5)(s) of
                               Post-Effective Amendment No. 2, filed with the SEC on
                               September 29, 1997.

           EX-99.B(d)(20)    Investment Sub-Advisory Agreement between SIMC and Wall
                               Street Associates with respect to the Small Cap Fund as
                               previously filed with Registrant's Pre-Effective Amendment
                               No. 1 on Form N-1A (File No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to
                               Exhibit (5)(t) of Post-Effective Amendment No. 2, filed
                               with the SEC on September 29, 1997.

           EX-99.B(d)(21)    Investment Sub-Advisory Agreement between SIMC and Western
                               Asset Management Company with respect to the Core Fixed
                               Income Fund as previously filed with Registrant's
                               Pre-Effective Amendment No. 1 on Form N-1A (File
                               No. 33-58041), filed with the SEC on April 26, 1996 is
                               herein incorporated by reference to Exhibit (5)(u) of
                               Post-Effective Amendment No. 2, filed with the SEC on
                               September 29, 1997.

           EXHIBIT NUMBER                            DESCRIPTION
           ---------------   ------------------------------------------------------------
           EX-99.B(d)(22)    Investment Sub-Advisory Agreement between SIMC and First of
                               America Investment Corporation with respect to the Small
                               Cap Fund as previously filed as Exhibit (5)(w) with
                               Registrant's Pre-Effective Amendment No. 2 on Form N-1A
                               (File No. 33-58041), filed with the SEC on June 7, 1996 is herein incorporated by reference to Exhibit (5)(v) of
                               Post-Effective Amendment No. 2, filed with the SEC on
                               September 29, 1997.

           EX-99.B(d)(23)    Investment Sub-Advisory Agreement between SIMC and Farrell
                               Wako Global Investment Management, Inc. with respect to
                               the International Equity Fund as previously filed as
                               Exhibit (5)(x) with Registrant's Pre-Effective Amendment
                               No. 2 on Form N-1A (File No. 33-58041), filed with the SEC on June 7, 1996 is herein incorporated by reference to
                               Exhibit (5)(w) of Post-Effective Amendment No. 2, filed
                               with the SEC on September 29, 1997.

           EX-99.B(d)(24)    Investment Sub-Advisory Agreement between SIMC and Seligman
                               Henderson Co. with respect to the International Equity
                               Fund as previously filed as Exhibit (5)(y) with
                               Registrant's Pre-Effective Amendment No. 2 on Form N-1A
                               (File No. 33-58041), filed with the SEC on June 7, 1996 is herein incorporated by reference to Exhibit (5)(x) of
                               Post-Effective Amendment No. 2, filed with the SEC on
                               September 29, 1997.

           EX-99.B(d)(25)    Investment Sub-Advisory Agreement between SIMC and SG
                               Pacific Asset Management, Inc. (formerly "Yamaichi Capital
                               Management, Inc.") with respect to the International
                               Equity Fund as previously filed as Exhibit (5)(z) with
                               Registrant's Pre-Effective Amendment No. 2 on Form N-1A
                               (File No. 33-58041), filed with the SEC on June 7, 1996 is herein incorporated by reference to Exhibit (5)(y) of
                               Post-Effective Amendment No. 2 filed with the SEC on
                               September 29, 1997.

           EX-99.B(d)(26)    Investment Sub-Advisory Agreement between SIMC and
                               Coronation Asset Management (Proprietary) Limited with
                               respect to the Emerging Markets Equity Fund is
                               incorporated herein by reference to Exhibit (5)(a) of
                               Post-Effective Amendment No. 3 and to Exhibit (5)(aa) to
                               Registrant's Post-Effective Amendment No. 1 on Form
                               N-1A (File No. 33-58041), filed with the SEC on
                               December 30, 1996.

           EX-99.B(d)(27)    Investment Sub-Advisory Agreement between SIMC and Furman
                               Selz Capital Management LLC with respect to the Small Cap
                               Fund as previously filed as Exhibit (5)(bb) to
                               Registrant's Post-Effective Amendment No. 1 on Form N-1A
                               (File No. 33-58041), filed with the SEC on December 30,
                               1996 is herein incorporated by reference to
                               Exhibit (5)(aa) of Post-Effective Amendment No. 2, filed
                               with the SEC on September 29, 1997.

           EX-99.B(d)(28)    Investment Sub-Advisory Agreement between SIMC and Lazard
                               London International Investment Management Limited with
                               respect to the International Equity Fund as previously
                               filed as Exhibit (5)(cc) to Registrant's Post-Effective
                               Amendment No. 1 on Form N-1A (File No. 33-58041), filed
                               with the SEC on December 30, 1996 is herein incorporated
                               by reference to Exhibit (5)(bb) of Post-Effective
                               Amendment No. 2, filed with the SEC on September 29, 1997.

           EXHIBIT NUMBER                            DESCRIPTION
           ---------------   ------------------------------------------------------------
           EX-99.B(d)(29)    Investment Sub-Advisory Agreement between SIMC and
                               Parametric Portfolio Associates with respect to the
                               Emerging Markets Equity Fund is incorporated herein by
                               reference to Exhibit (5)(cc) of Post-Effective Amendment
                               No. 3 and to Exhibit (5)(dd) to Registrant's
                               Post-Effective Amendment No. 1 on Form N-1A (File
                               No. 33-58041), filed with the SEC on December 30, 1996.

           EX-99.B(d)(30)    Investment Sub-Advisory Agreement between SIMC and Yamaichi
                               Capital Management, Inc. And Yamaichi Capital Management
                               (Singapore) Limited with respect to the International
                               Equity Fund is incorporated herein to Exhibit (5)(dd) of
                               Post-Effective Amendment No. 3 and to reference as
                               Exhibit (5)(ee) to Registrant's Post-Effective Amendment
                               No. 1 on Form N-1A (File No. 33-58041), filed with the SEC on December 30, 1996.

           EX-99.B(d)(31)    Schedule B dated January 1, 1997 to the Trust's Sub-Advisory
                               Agreement dated June 14, 1996 between SIMC and LSV Asset
                               Management is herein incorporated by reference to
                               Exhibit (5)(ee) of Post-Effective Amendment No. 2, filed
                               with the SEC on September 29, 1997.

           EX-99.B(d)(32)    Investment Sub-Advisory Agreement between SIMC and Sanford
                               C. Bernstein & Co., Inc. with respect to the Large Cap
                               Fund is herein incorporated by reference to
                               Exhibit (5)(ff) of Post-Effective Amendment No. 7 to
                               Registrant's Registration Statement on Form N-1A (File
                               No. 33-58041), filed with the SEC on September 25, 1998.

           EX-99.B(d)(33)    Investment Sub-Advisory Agreement between SIMC and Polynous
                               Capital Management with respect to the Small Cap Fund is
                               herein incorporated by reference to Exhibit (5)(gg) of
                               Post-Effective Amendment No. 3 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041),
                               filed with the SEC on September 25, 1998.

           EX-99.B(d)(34)    Investment Sub-Advisory Agreement between SIMC and Robertson
                               Stephens Investment Management, L.P. with respect to the
                               Small Cap Fund is herein incorporated by reference to
                               Exhibit (5)(hh) of Post-Effective Amendment No. 3 to
                               Registrant's Registration Statement on Form N-1A (File
                               No. 33-58041), filed with the SEC on September 25, 1998.

           EX-99.B(d)(35)    Investment Sub-Advisory Agreement between SIMC and Capital
                               Guardian Trust Company with respect to the International
                               Equity Fund is herein incorporated by reference to
                               Exhibit (5)(ii) of Post-Effective Amendment No. 3 to
                               Registrant's Registration Statement on Form N-1A (File
                               No. 33-58041), filed with the SEC on September 25, 1998.

           EX-99.B(d)(36)    Investment Sub-Advisory Agreement between SIMC and Scottish
                               Widows Investment Management Limited with respect to the
                               International Equity Fund is herein incorporated by
                               reference to Exhibit (5)(jj) of Post-Effective Amendment
                               No. 3 to Registrant's Registration Statement on Form N-1A
                               (File No. 33-58041), filed with the SEC on September 25,
                               1998.

           EX-99.B(d)(37)    Investment Sub-Advisory Agreement between SIMC and Credit
                               Suisse Asset Management, Limited with respect to the
                               Emerging Markets Equity Fund is herein incorporated by
                               reference to Exhibit (5)(kk) of Post-Effective Amendment
                               No. 3 to Registrant's Registration Statement on Form N-1A
                               (File No. 33-58041), filed with the SEC on September 25,
                               1998.

           EXHIBIT NUMBER                            DESCRIPTION
           ---------------   ------------------------------------------------------------
           EX-99.B(d)(38)    Investment Sub-Advisory Agreement between SIMC and TCW Funds
                               Management Inc. with respect to the Large Cap Fund is
                               herein incorporated by reference to Exhibit (5)(ll) of
                               Post-Effective Amendment No. 3 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041),
                               filed with the SEC on September 25, 1998.

           EX-99.B(d)(39)    Investment Sub-Advisory Agreement between SIMC and Mellon
                               Equity Associates, LLP with respect to the Large Cap Fund
                               is herein incorporated by reference to Exhibit (5)(mm) of
                               Post-Effective Amendment No. 3 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041),
                               filed with the SEC on September 25, 1998.

           EX-99.B(d)(40)    Investment Sub-Advisory Agreement between SIMC and Spyglass
                               Asset Management, Inc. with respect to the Large Cap Fund
                               is herein incorporated by reference to Exhibit (5)(nn) of
                               Post-Effective Amendment No. 3 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041),
                               filed with the SEC on September 25, 1998.

           EX-99.B(d)(41)    Investment Sub-Advisory Agreement between SIMC and Morgan
                               Stanley Asset Management Inc. with respect to the Large
                               Cap Fund is herein incorporated by reference to
                               Exhibit (5)(oo) of Post-Effective Amendment No. 3 to
                               Registrant's Registration Statement on Form N-1A (File
                               No. 33-58041), filed with the SEC on September 25, 1998.

           EX-99.B(d)(42)    Investment Sub-Advisory Agreement between SIMC and
                               Nicholas-Applegate Capital Management, Inc. with respect
                               to the Large Cap Fund is herein incorporated by reference
                               to Exhibit (5)(pp) of Post-Effective Amendment No. 3 to
                               Registrant's Registration Statement on Form N-1A (File
                               No. 33-58041), filed with the SEC on September 25, 1998.

           EX-99.B(d)(43)    Investment Sub-Advisory Agreement between SIMC and Artisan
                               Partners Limited Partnership with respect to the Small Cap
                               Fund is herein incorporated by reference to
                               Exhibit (d)(43) of Pre-Effective Amendment No. 4 to
                               Registrant's Registration Statement on Form N-1A (File
                               No. 33-58041) filed with the SEC on July 16, 1999.

           EX-99.B(d)(44)    Investment Sub-Advisory Agreement between SIMC and Sawgrass
                               Asset Management, LLC with respect to the Small Cap Fund
                               is herein incorporated by reference to Exhibit (d)(44) of
                               Post-Effective Amendment No. 4 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on July 16, 1999.

           EX-99.B(d)(45)    Investment Sub-Advisory Agreement between SIMC and Nomura
                               Corporate Research and Asset Management Inc. with respect
                               to the High Yield Bond Fund is herein incorporated by
                               reference to Exhibit (d)(45) of Post-Effective Amendment
                               No. 7 to Registrant's Registration Statement on Form N-1A
                               (File No. 33-58041) filed with the SEC on September 28,
                               2001.

           EX-99.B(d)(46)    Investment Sub-Advisory Agreement between SIMC and Security
                               Capital Research & Management Incorporated with respect to the Small Cap Value Fund is herein incorporated by
                               reference to Exhibit (d)(46) of Post-Effective Amendment
                               No. 5 to Registrant's Registration Statement on Form N-1A
                               (File No. 33-58041) filed with the SEC on September 28,
                               1999.

           EX-99.B(d)(47)    Investment Sub-Advisory Agreement between SIMC and The
                               Boston Company Asset Management with respect to the
                               Emerging Markets Equity Fund is herein incorporated by
                               reference to Exhibit (d)(47) of Post-Effective Amendment
                               No. 6 to Registrant's Registration Statement on Form N-1A
                               (File No. 33-58041) filed with the SEC on September 27,
                               2000.

           EXHIBIT NUMBER                            DESCRIPTION
           ---------------   ------------------------------------------------------------
           EX-99.B(d)(48)    Investment Sub-Advisory Agreement between SIMC and Chartwell
                               Investment Partners with respect to the Small Cap Fund is
                               herein incorporated by reference to Exhibit (d)(48) of
                               Post-Effective Amendment No. 6 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 27, 2000.

           EX-99.B(d)(49)    Investment Sub-Advisory Agreement between SIMC and Iridian
                               Asset Management LLC with respect to the Large Cap and
                               Large Cap Value Funds is herein incorporated by reference
                               to Exhibit (d)(49) of Post-Effective Amendment No. 6 to
                               Registrant's Registration Statement on Form N-1A (File
                               No. 33-58041) filed with the SEC on September 27, 2000.

           EX-99.B(d)(50)    Investment Sub-Advisory Agreement between SIMC and Jardine
                               Fleming International Management, Inc. with respect to the
                               International Equity Fund is herein incorporated by
                               reference to Exhibit (d)(50) of Post-Effective Amendment
                               No. 7 to Registrant's Registration Statement on Form N-1A
                               (File No. 33-58041) filed with the SEC on September 28,
                               2001.

           EX-99.B(d)(51)    Investment Sub-Advisory Agreement between SIMC and Martin
                               Currie Inc. with respect to the International Equity Fund
                               is herein incorporated by reference to Exhibit (d)(51) of
                               Post-Effective Amendment No. 7 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 28, 2001.

           EX-99.B(d)(52)    Form of Investment Sub-Advisory Agreement between SIMC and
                               McKinley Capital Management Inc. with respect to the Small
                               Cap Fund is herein incorporated by reference to
                               Exhibit (d)(52) of Post-Effective Amendment No. 6 to
                               Registrant's Registration Statement on Form N-1A (File
                               No. 33-58041) filed with the SEC on September 27, 2000.

           EX-99.B(d)(53)    Investment Sub-Advisory Agreement between SIMC and David J.
                               Greene and Company, LLC with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(53) of
                               Post-Effective Amendment No. 7 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 28, 2001

           EX-99.B(d)(54)    Investment Sub-Advisory Agreement between SIMC and Deutsche
                               Asset Management, Inc. with respect to the Large Cap and
                               Large Cap Value Funds is herein incorporated by reference
                               to Exhibit (d)(54) of Post-Effective Amendment No. 7 to
                               Registrant's Registration Statement on Form N-1A (File No.
                               33-58041) filed with the SEC on September 28, 2001.

           EX-99.B(d)(55)    Investment Sub-Advisory Agreement between SIMC and
                               Duncan-Hurst Capital Management Inc. with respect to the
                               Large Cap and Large Cap Growth Funds is herein
                               incorporated by reference to Exhibit (d)(55) of
                               Post-Effective Amendment No. 7 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 28, 2001.

           EX-99.B(d)(56)    Investment Sub-Advisory Agreement between SIMC and Morgan
                               Stanley Investment Management Inc. with respect to the
                               International Equity Fund is herein incorporated by
                               reference to Exhibit (d)(56) of Post-Effective Amendment
                               No. 7 to Registrant's Registration Statement on Form N-1A
                               (File No. 33-58041) filed with the SEC on September 28,
                               2001.

           EXHIBIT NUMBER                            DESCRIPTION
           ---------------   ------------------------------------------------------------
           EX-99.B(d)(57)    Investment Sub-Advisory Agreement between SIMC and Peregrine
                               Capital Management Inc. with respect to the Large Cap and
                               Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment No. 7 to
                               Registrant's Registration Statement on Form N-1A (File No.
                               33-58041) filed with the SEC on September 28, 2001.

           EX-99.B(d)(58)    Investment Sub-Advisory Agreement between SIMC and Sanford
                               C. Bernstein & Co., LLC, as revised October 2, 2000, with
                               respect to the Large Cap and Large Cap Value Funds is
                               herein incorporated by reference to Exhibit (d)(58) of
                               Post-Effective Amendment No. 7 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 28, 2001.

           EX-99.B(d)(59)    Investment Sub-Advisory Agreement between SIMC and Shenkman
                               Capital Management with respect to the High Yield Bond
                               Fund is herein incorporated by reference to Exhibit
                               (d)(59) of Post-Effective Amendment No. 7 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 28, 2001.

           EX-99.B(d)(60)    Investment Sub-Advisory Agreement between SIMC and Sterling
                               Capital Management with respect to the Small Cap Fund is
                               herein incorporated by reference to Exhibit (d)(60) of
                               Post-Effective Amendment No. 7 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 28, 2001.

           EX-99.B(d)(61)    Investment Sub-Advisory Agreement between SIMC and
                               Transamerica Investment Management, LLC with respect to
                               the Large Cap and Large Cap Growth Funds is herein
                               incorporated by reference to Exhibit (d)(61) of
                               Post-Effective Amendment No. 7 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 28, 2001.

           EX-99.B(e)        Distribution Agreement between the Trust and SEI Investments
                               Distribution Co. (formerly "SEI Financial Services
                               Company") as previously filed with Registrant's
                               Pre-Effective Amendment No. 1 on Form N-1A (File
                               No. 33-58041), filed with the SEC on April 26, 1996 is
                               herein incorporated by reference to Exhibit (6) of
                               Post-Effective Amendment No. 2, filed with the SEC on
                               September 29, 1997.

           EX-99.B(f)        Not Applicable.

           EX-99.B(g)(1)     Custodian Agreement between the Trust and First Union
                               National Bank, N.A. with respect to the Trust's Large Cap,
                               Small Cap, Core Fixed Income and High Yield Bond Funds as
                               previously filed with Registrant's Pre-Effective Amendment
                               No. 2 on Form N-1A (File No. 33-58041), filed with the SEC on June 7, 1996 is herein incorporated by reference to
                               Exhibit (8) of Post-Effective Amendment No. 2, filed with
                               the SEC on September 29, 1997.

           EX-99.B(g)(2)     Custodian Agreement between the Trust and State Street Bank and Trust Company is incorporated by reference to
                               Exhibit (8)(a) of Registrant's Registration Statement on
                               Form N-1A (File No. 33-58041), filed with the SEC on
                               September 29, 1997.

           EXHIBIT NUMBER                            DESCRIPTION
           ---------------   ------------------------------------------------------------
           EX-99.B(h)(1)     Administration Agreement dated June 14, 1996 between the
                               Trust and SEI Investments Fund Management as previously
                               filed with Registrant's Pre-Effective Amendment No. 1 on
                               Form N-1A (File No. 33-58041), filed with the SEC on
                               April 26, 1996 is herein incorporated by reference to
                               Exhibit (9)(a) of Post-Effective Amendment No. 2, filed
                               with the SEC on September 29, 1997.

           EX-99.B(i)        Opinion and Consent of Counsel is herein incorporated by
                               reference to Exhibit (i) of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A (File
                               No. 33-58041) filed with the SEC on September 28, 2001.

           EX-99.B(j)        Not Applicable.

           EX-99.B(k)        Not Applicable.

           EX-99.B(l)        Not Applicable.

           EX-99.B(m)        Not Applicable.

           EX-99.B(p)(1)     The Code of Ethics for SEI Investments Company dated
                               December, 2000 is incorporated by reference to Exhibit
                               (p)(1) of Post-Effective Amendment No. 3 of SEI Insurance
                               Products Trust's Registration Statement on Form N-1A (File
                               Nos. 2-09183 and 333-70013), filed with the SEC on
                               April 27, 2001 (Accession #0000912057-01-511209).

           EX-99.B(p)(2)     The Code of Ethics for SEI Institutional Investments Trust
                               dated March 20, 2000 is herein incorporated by reference
                               to Exhibit (p)(2) of Post-Effective Amendment No. 33 of
                               SEI Institutional Managed Trust's Registration Statement
                               on Form N-1A (File Nos. 811-4878 and 33-9504), filed with
                               the SEC on July 3, 2000 (Accession #0000912057-00-030741).

           EX-99.B(p)(3)     The Code of Ethics for Acadian Asset Management, Inc. is
                               herein incorporated by reference to Exhibit (p)(3) of
                               Post-Effective Amendment No. 6 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 27, 2000.

           EX-99.B(p)(4)     The Code of Ethics for Alliance Capital Management, L.P. is
                               herein incorporated by reference to Exhibit (p)(3) of
                               Post-Effective Amendment No. 33 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                               2000 (Accession #0000912057-00-030741).

           EX-99.B(p)(5)     The Code of Ethics for Artisan Partners Limited Partnership
                               is herein incorporated by reference to Exhibit (p)(5) of
                               Post-Effective Amendment No. 33 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                               2000 (Accession #0000912057-00-030741).

           EX-99.B(p)(6)     The Code of Ethics for BlackRock Financial Management, Inc.
                               is herein incorporated by reference to Exhibit (p)(6) of
                               Post-Effective Amendment No. 33 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                               2000 (Accession #0000912057-00-030741).

           EX-99.B(p)(7)     The Code of Ethics for BlackRock International, Ltd. is
                               herein incorporated by reference to Exhibit (p)(4) of
                               Post-Effective Amendment No. 30 of SEI Institutional
                               International Trust's Registration Statement on Form N-1A
                               (File No. 33-22821), filed with the SEC on June 30, 2000.

           EXHIBIT NUMBER                            DESCRIPTION
           ---------------   ------------------------------------------------------------
           EX-99.B(p)(8)     The Code of Ethics for The Boston Company Asset Management
                               is herein incorporated by reference to Exhibit (p)(8) of
                               Post-Effective Amendment No. 6 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 27, 2000.

           EX-99.B(p)(9)     The Code of Ethics for Boston Partners Asset Management
                               Company, L.P. is herein incorporated by reference to
                               Exhibit (p)(7) of Post-Effective Amendment No. 33 of SEI
                               Institutional Managed Trust's Registration Statement on
                               Form N-1A (File Nos. 811-4878 and 33-9504), filed with the
                               SEC on July 3, 2000 (Accession #0000912057-00-030741).

           EX-99.B(p)(10)    The Code of Ethics for Capital Guardian Trust Company is
                               herein incorporated by reference to Exhibit (p)(5) of
                               Post-Effective Amendment No. 30 of SEI Institutional
                               International Trust's Registration Statement on Form N-1A
                               (File No. 33-22821), filed with the SEC on June 30, 2000.

           EX-99.B(p)(11)    The Code of Ethics for Chartwell Investment Partners is
                               herein incorporated by reference to Exhibit (p)(11) of
                               Post-Effective Amendment No. 6 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 27, 2000.

           EX-99.B(p)(12)    The Code of Ethics for Credit Suisse Asset Management
                               LLC/Americas is herein incorporated by reference to
                               Exhibit (p)(5) of Post-Effective Amendment No. 33 of SEI
                               Institutional Managed Trust's Registration Statement on
                               Form N-1A (File Nos. 811-4878 and 33-9504), filed with the
                               SEC on July 3, 2000 (Accession #0000912057-00-030741).

           EX-99.B(p)(13)    The Code of Ethics for Iridian Asset Management LLC is
                               herein incorporated by reference to Exhibit (p)(13) of
                               Post-Effective Amendment No. 6 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 27, 2000.

           EX-99.B(p)(14)    The Code of Ethics for Jardine Fleming International
                               Management, Inc. is herein incorporated by reference to
                               Exhibit (p)(14) of Post-Effective Amendment No. 6 to
                               Registrant's Registration Statement on Form N-1A (File
                               No. 33-58041) filed with the SEC on September 27, 2000.

           EX-99.B(p)(15)    The Code of Ethics for LSV Asset Management, L.P. is herein incorporated by reference to Exhibit (p)(9) of
                               Post-Effective Amendment No. 33 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                               2000 (Accession #0000912057-00-030741).

           EX-99.B(p)(16)    The Code of Ethics for Martin Currie Inc. is herein
                               incorporated by reference to Exhibit (p)(16) of
                               Post-Effective Amendment No. 6 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 27, 2000.

           EX-99.B(p)(17)    The Code of Ethics for Mazama Capital Management, Inc. is
                               herein incorporated by reference to Exhibit (p)(11) of
                               Post-Effective Amendment No. 33 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                               2000 (Accession #0000912057-00-030741).

           EX-99.B(p)(18)    The Code of Ethics for Mellon Equity Associates, LLP is
                               herein incorporated by reference to Exhibit (p)(12) of
                               Post-Effective Amendment No. 33 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                               2000 (Accession #0000912057-00-030741).

           EXHIBIT NUMBER                            DESCRIPTION
           ---------------   ------------------------------------------------------------
           EX-99.B(p)(19)    The Code of Ethics for McKinley Capital Management Inc. is
                               herein incorporated by reference to Exhibit (p)(19) of
                               Post-Effective Amendment No. 6 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 27, 2000.

           EX-99.B(p)(20)    The Code of Ethics for Morgan Stanley Dean Witter Investment
                               Management Inc. is herein incorporated by reference to
                               Exhibit (p)(20) of Post-Effective Amendment No. 7 to
                               Registrant's Registration Statement on Form N-1A (File No.
                               33-58041) filed with the SEC on September 28, 2001.

           EX-99.B(p)(21)    The Code of Ethics for Nicholas-Applegate Capital Management
                               is herein incorporated by reference to Exhibit (p)(13) of
                               Post-Effective Amendment No. 33 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                               2000 (Accession #0000912057-00-030741).

           EX-99.B(p)(22)    The Code of Ethics for Nomura Corporate Resesarch & Asset
                               Management is is herein incorporated by reference to
                               Exhibit (p)(14) of Post-Effective Amendment No. 33 of SEI
                               Institutional Managed Trust's Registration Statement on
                               Form N-1A (File Nos. 811-4878 and 33-9504), filed with the
                               SEC on July 3, 2000 (Accession #0000912057-00-030741).

           EX-99.B(p)(23)    The Code of Ethics for Oechsle International Advisors, LLC
                               is herein incorporated by reference to Exhibit (p)(10) of
                               Post-Effective Amendment No. 30 of SEI Institutional
                               International Trust's Registration Statement on Form N-1A
                               (File No. 33-22821), filed with the SEC on June 30, 2000.

           EX-99.B(p)(24)    The Code of Ethics for Provident Investment Counsel, Inc. is
                               herein incorporated by reference to Exhibit (p)(15) of
                               Post-Effective Amendment No. 33 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                               2000 (Accession #0000912057-00-030741).

           EX-99.B(p)(25)    The Code of Ethics for Robert W. Baird & Co., Incorporated
                               is herein incorporated by reference to Exhibit (p)(23) of
                               Post-Effective Amendment No. 33 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                               2000 (Accession #0000912057-00-030741).

           EX-99.B(p)(26)    The Code of Ethics for RS Investment Management, L.P. is
                               herein incorporated by reference to Exhibit (p)(16) of
                               Post-Effective Amendment No. 33 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                               2000 (Accession #0000912057-00-030741).

           EX-99.B(p)(27)    The Code of Ethics for Sanford Bernstein & Co., Inc. is
                               herein incorporated by reference to Exhibit (p)(17) of
                               Post-Effective Amendment No. 33 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                               2000 (Accession #0000912057-00-030741).

           EX-99.B(p)(28)    The Code of Ethics for Sawgrass Asset Management, L.L.C. is
                               herein incorporated by reference to Exhibit (p)(18) of
                               Post-Effective Amendment No. 33 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                               2000 (Accession #0000912057-00-030741).

           EXHIBIT NUMBER                            DESCRIPTION
           ---------------   ------------------------------------------------------------
           EX-99.B(p)(29)    The Code of Ethics for Security Capital Reasearch &
                               Management Incorporated is herein incorporated by
                               reference to Exhibit (p)(19) of Post-Effective Amendment
                               No. 33 of SEI Institutional Managed Trust's Registration
                               Statement on Form N-1A (File Nos. 811-4878 and 33-9504),
                               filed with the SEC on July 3, 2000 (Accession
                               #0000912057-00-030741).

           EX-99.B(p)(30)    The Code of Ethics for Schroder Investment Management North
                               America Inc. is herein incorporated by reference to
                               Exhibit (p)(14) of Post-Effective Amendment No. 30 of SEI
                               Institutional International Trust's Registration Statement
                               on Form N-1A (File No. 33-22821), filed with the SEC on
                               June 30, 2000.

           EX-99.B(p)(31)    The Code of Ethics for Strategic Fixed Income, LLC is herein incorporated by reference to Exhibit (p)(13) of
                               Post-Effective Amendment No. 30 of SEI Institutional
                               International Trust's Registration Statement on Form N-1A
                               (File No. 33-22821), filed with the SEC on June 30, 2000.

           EX-99.B(p)(32)    The Code of Ethics for TCW Investment Management Company is
                               herein incorporated by reference to Exhibit (p)(20) of
                               Post-Effective Amendment No. 33 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                               2000 (Accession #0000912057-00-030741).

           EX-99.B(p)(33)    The Code of Ethics for Wall Street Associates is herein
                               incorporated by reference to Exhibit (p)(21) of
                               Post-Effective Amendment No. 33 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                               2000 (Accession #0000912057-00-030741).

           EX-99.B(p)(34)    The Code of Ethics for Western Asset Management Company is
                               herein incorporated by reference to Exhibit (p)(22) of
                               Post-Effective Amendment No. 33 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                               2000 (Accession #0000912057-00-030741).

           EX-99.B(p)(35)    The Code of Ethics for David J. Greene and Company, LLC is
                               herein incorporated by reference to Exhibit (p)(24) of
                               Post-Effective Amendment No. 34 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               No. 33-9504), filed with the SEC on July 14, 2000
                               (Accession #0000912057-00-032065).

           EX-99.B(p)(36)    The Code of Ethics for Deutsche Asset Management, Inc. is
                               herein incorporated by reference to Exhibit (p)(3) of
                               Post-Effective Amendment No. 46 of SEI Tax Exempt Trust's
                               Registration Statement on Form N-1A (File No. 2-76690),
                               filed with the SEC on October 13, 2000
                               (Accession #0000912057-00-044754).

           EX-99.B(p)(37)    The Code of Ethics for Duncan-Hurst Capital Management Inc.
                               is herein incorporated by reference to Exhibit (p)(29) of
                               Post-Effective Amendment No. 36 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               No. 33-9504), filed with the SEC on January 29, 2001
                               (Accession #0000912057-01-003276).

           EX-99.B(p)(38)    The Code of Ethics for Peregrine Capital Management Inc. is
                               herein incorporated by reference to Exhibit (p)(30) of
                               Post-Effective Amendment No. 36 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               No. 33-9504), filed with the SEC on January 29, 2001
                               (Accession #0000912057-01-003276).

           EXHIBIT NUMBER                            DESCRIPTION
           ---------------   ------------------------------------------------------------
           EX-99.B(p)(39)    The Code of Ethics for Shenkman Capital Management is herein incorporated by reference to Exhibit (p)(39) of
                               Post-Effective Amendment No. 7 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 28, 2001.

           EX-99.B(p)(40)    The Code of Ethics for Sterling Capital Management is herein incorporated by reference to Exhibit (p)(31) of
                               Post-Effective Amendment No. 36 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               No. 33-9504), filed with the SEC on January 29, 2001
                               (Accession #0000912057-01-003276).

           EX-99.B(p)(41)    The Code of Ethics for Transamerica Investment Management,
                               LLC is herein incorporated by reference to Exhibit (p)(41)
                               of Post-Effective Amendment No. 7 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 28, 2001.

           EX-99.B(q)        Powers of Attorney for Robert A. Nesher, William M. Doran,
                               George J. Sullivan, Jr., F. Wendell Gooch, Rosemarie B.
                               Greco, Mark E. Nagle, and James M. Storey, Edward D.
                               Loughlin are herein incorporated by reference to Exhibit
                               (q) of Post-Effective Amendment No. 7 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 28, 2001.